As filed with the Securities  and Exchange  Commission on February  28,  2003
                                      Registration Nos.: 333-52956; 811-07549

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       (   )
                    PRE-EFFECTIVE AMENDMENT NO.  _____                     (   )

                             POST-EFFECTIVE AMENDMENT NO.   6              ( X )
                                                          ------


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT

                               COMPANY ACT OF 1940                         (   )

                                Amendment No. 17                           ( X )




                        (Check appropriate box or boxes)

                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                           (Exact name of Registrant)

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                               (Name of Depositor)

                             8515 East Orchard Road

                        Greenwood Village, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:

                                 (800) 537-2033

                               William T. McCallum

                      President and Chief Executive Officer

                   Great-West Life & Annuity Insurance Company

                             8515 East Orchard Road

                        Greenwood Village, Colorado 80111

                     (Name and Address of Agent for Service)

                                    Copy to:

                              James F. Jorden, Esq.

                                 Jorden Burt LLP

               1025 Thomas Jefferson Street, N.W., Suite 400 East

                           Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the registration statement becomes effective.

Title of securities being registered: Flexible Premium Deferred Variable Annuity Contracts.

It is proposed that this filing will become effective (check appropriate space)
 X Immediately upon filing pursuant to paragraph (b)

__ On, pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1)

__ On, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This post-effective amendment no. 6 to the registration statement on Form N-4 the ("Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement with a supplement to the prospectus, dated May 1, 2002. This post-effective amendment relates only to the supplement filed herein and does not otherwise delete, amend, or supersede any information contained in the Registration Statement, except as provided in the supplement.

                           SCHWABsignature(TM) ANNUITY
              Issued by Great-West Life & Annuity Insurance Company
                        Variable Annuity-1 Series Account
                      Supplement dated March 1, 2003 to the
                   Prospectus for the Schwabsignature Annuity
                                dated May 1, 2002

Effective March 1, 2003, the Janus Aspen Series Growth and Income
Portfolio-Institutional Shares was added as a new investment option under your Contract. You may choose this investment option on or after March 24, 2003. As a result, please note the following changes to your prospectus and retain this supplement for future reference.

On Page 1 of the prospectus, the following should be added to the list of
Portfolios:
           Janus Aspen Series Growth and Income Portfolio-Institutional Shares

On Page 8 under the heading "Portfolio Annual Expenses," please add the following:

                            Portfolio Annual Expenses

(as a percentage of Portfolio average net assets, before and after fee waivers and expense reimbursements as of December 31, 2002)

Portfolio                           Management  Other   12b-1        Total     Total     Total Portfolio
                                       fees     expenses  fees     Portfolio   Fee     Expenses after fee
                                                                   Expenses    Waivers       waivers
                                                                  before fee
                                                                    waivers

Janus  Aspen  Series   Growth  and      0.65%   0.11%       None        0.76%     N/A                0.76%
Income Portfolio-Institutional
Shares


On Page 9, under the heading "Fee Examples," please add the following:

PORTFOLIO                                                    1 year    3 years     5 years      10 years
Janus Aspen Series Growth and Income                         $78       $243        $422        $942
Portfolio-Institutional Shares

On Page 13, under the heading "Janus Aspen Series" please add the following:

Janus Aspen Series Growth and Income Portfolio-Institutional Shares seeks to provide long-term capital growth and current income through investment of at least 75% of its assets in equity securities selected primarily for their growth potential and at least 25% of its assets in securities the portfolio manager believes have income potential.

On Page 27, under the heading "Performance Data," please add the table on the attached page 2.

Because the Janus Aspen Series Growth and Income Portfolio-Institutional Shares is a new investment option under your Contract, there is no Sub-Account performance information to report. However, since the fund in which the Sub-Account invests has been in existence since May 1, 1998, the fund does have a performance history. Accordingly, the information below illustrates how the Sub-Account would have performed had it been available under your Contract for the time periods shown ended December 31, 2002, using the Portfolio's average annual total return and reflecting the deduction of all fees and charges under your Contract. Please remember that past performance is no guarantee of future results.

               Standardized Performance                               Non-Standardized Performance Data
                         Data
Sub-Account    1 year   3 years  5 years     Since     Inception    1 year    3 years  5       10           Since        Inception
                                           Inception   Date of                         years   years      Inception       Date of
                                              of       Sub-Account                                      of Underlying   Underlying
                                          Sub-Account                                                     Portfolio      Portfolio

                                                                                                        (if less than

                                                                                                          10 years)

Janus           N/A        N/A      N/A        N/A         N/A       -22.09%   -17.01%   N/A     N/A         3.57%         5/1/98
Aspen Series
Growth and Income
Portfolio-Institutional
Shares

After Page 30, please insert the following pages:

                                          APPENDIX A

                               Condensed Financial Information
                             Selected Data for Accumulation Units

              Outstanding Through Each Period for the Periods Ended December 31,

-------------------------------------- --------- --------- ------------------- ----------------------------------- --------- -------
Portfolio (0.65)                       2002      2001                          Portfolio (0.70)                    2002      2001
-------------------------------------- --------- --------- ------------------- ----------------------------------- --------- -------
-------------------------------------- --------- --------- ------------------- ----------------------------------- --------- -------
ALGER AMERICAN BALANCED                                                        ALGER AMERICAN BALANCED
Value at beginning of period             9.70     10.00                        Value at beginning of period          9.70     10.00
Value at end of period                   8.45      9.70                        Value at end of period                8.45     9.70
Number of accumulation units            53,444    10,478                       Number of accumulation units        169,538   44,719
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
--------------------------------------
ALGER AMERICAN GROWTH                                                          ALGER AMERICAN GROWTH
Value at beginning of period             8.90     10.00                        Value at beginning of period          8.89     10.00
Value at end of period                   5.92      8.90                        Value at end of period                5.92     8.89
Number of accumulation units           147,192   110,022                       Number of accumulation units        137,994   53,244
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
ALLIANCE VP GROWTH & INCOME                                                    ALLIANCE VP GROWTH & INCOME
Value at beginning of period             9.39     10.00                        Value at beginning of period          9.38     10.00
Value at end of period                   7.27      9.39                        Value at end of period                7.26     9.38
Number of accumulation units           240,038    98,944                       Number of accumulation units        215,640   74,454
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
ALLIANCE VP GROWTH                                                             ALLIANCE VP GROWTH
Value at beginning of period             8.58     10.00                        Value at beginning of period          8.58     10.00
Value at end of period                   6.13      8.58                        Value at end of period                6.12     8.58
Number of accumulation units            8,011     3,673                        Number of accumulation units         33,931   11,322
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
ALLIANCEBERNSTEIN VP REAL ESTATE                                               ALLIANCEBERNSTEIN VP REAL ESTATE
INVESTMENT                                                                     INVESTMENT
Value at beginning of period            11.05     10.00                        Value at beginning of period         11.05     10.00
Value at end of period                  11.27     11.05                        Value at end of period               11.26     11.05
Number of accumulation units           218,785    48,102                       Number of accumulation units        111,891   16,327
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
ALLIANCEBERNSTEIN VP                                                           ALLIANCEBERNSTEIN VP
UTILITY INCOME                                                                 UTILITY INCOME
Value at beginning of period            10.00                                  Value at beginning of period         10.00
Value at end of period                  10.68      N/A                         Value at end of period               10.68      N/A
Number of accumulation units             360                                   Number of accumulation units         5,853
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
AMERICAN CENTURY VP INCOME &                                                   AMERICAN CENTURY VP INCOME &
GROWTH                                                                         GROWTH
Value at beginning of period             9.36     10.00                        Value at beginning of period          9.36     10.00
Value at end of period                   7.50      9.36                        Value at end of period                7.49     9.36
Number of accumulation units            35,723    3,158                        Number of accumulation units         46,045    5,696
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
AMERICAN CENTURY VP                                                            AMERICAN CENTURY VP
INTERNATIONAL                                                                  INTERNATIONAL
Value at beginning of period             8.27     10.00                        Value at beginning of period          8.27     10.00
Value at end of period                   6.55      8.27                        Value at end of period                6.54     8.27
Number of accumulation units           111,688    76,030                       Number of accumulation units         84,012   27,288
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
BERGER IPT-LARGE CAP GROWTH                                                    BERGER IPT-LARGE CAP GROWTH
Value at beginning of period                                                   Value at beginning of period
Value at end of period                   8.38     10.00                        Value at end of period                8.39     10.00
Number of accumulation units             5.53      8.38                        Number of accumulation units          5.53     8.39
outstanding at end of period            23,980    14,808                       outstanding at end of period         18,670    8.729
--------------------------------------
BERGER IPT- SMALL COMPANY                                                      BERGER IPT- SMALL COMPANY
GROWTH                                                                         GROWTH
Value at beginning of period             8.00     10.00                        Value at beginning of period          8.00     10.00
Value at end of period                   4.03      8.00                        Value at end of period                4.03     8.00
Number of accumulation units           103,834    82,084                       Number of accumulation units         83,507   52,671
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
DELAWARE VIP SMALL CAP                                                         DELAWARE VIP SMALL CAP
VALUE SERIES                                                                   VALUE SERIES
Value at beginning of period            10.71     10.00                        Value at beginning of period         10.70     10.00
Value at end of period                  10.03     10.71                        Value at end of period               10.02     10.70
Number of accumulation units           173,852    58,778                       Number of accumulation units        247,190   28,758
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
DREYFUS VARIABLE INVESTMENT                                                    DREYFUS VARIABLE INVESTMENT
FUND GROWTH & INCOME                                                           FUND GROWTH & INCOME
Value at beginning of period             9.33     10.00                        Value at beginning of period          9.33     10.00
Value at end of period                   6.92      9.33                        Value at end of period                6.92     9.33
Number of accumulation units            49,093    10,283                       Number of accumulation units         52,219   19,175
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
DREYFUS   VARIABLE   INVESTMENT  FUND                                          DREYFUS  VARIABLE  INVESTMENT FUND
SMALL CAP                                                                      SMALL CAP
Value at beginning of period             9.79     10.00                        Value at beginning of period          9.77     10.00
Value at end of period                   7.87      9.79                        Value at end of period                7.85     9.77
Number of accumulation units            99,056    46,287                       Number of accumulation units         91,862   33,176
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT                                             FEDERATED U.S. GOVERNMENT
SECURITIES II                                                                  SECURITIES II
Value at beginning of period            10.00                                  Value at beginning of period         10.00
Value at end of period                  10.69      N/A                         Value at end of period               10.68      N/A
Number of accumulation units           396,638                                 Number of accumulation units        876,353
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
FEDERATED INTERNATIONAL EQUITY II                                              FEDERATED INTERNATIONAL EQUITY II
Value at beginning of period             7.86     10.00                        Value at beginning of period          7.86     10.00
Value at end of period                   6.03      7.86                        Value at end of period                6.03     7.86
Number of accumulation units            14,363      2                          Number of accumulation units         30,044    1,778
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
INVESCO VIF-HIGH YIELD                                                         INVESCO VIF-HIGH YIELD
Value at beginning of period             8.34     10.00                        Value at beginning of period          8.36     10.00
Value at end of period                   8.20      8.34                        Value at end of period                8.19     8.36
Number of accumulation units           155,933    60,110                       Number of accumulation units         61,147   35,883
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
INVESCO VIF-TECHNOLOGY                                                         INVESCO VIF-TECHNOLOGY
Value at beginning of period             7.19     10.00                        Value at beginning of period          7.19     10.00
Value at end of period                   3.81      7.19                        Value at end of period                3.79     7.19
Number of accumulation units            50,271    35,530                       Number of accumulation units         17,597    8,092
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
JPMORGAN SMALL COMPANY                                                         JPMORGAN SMALL COMPANY
Value at beginning of period             9.79     10.00                        Value at beginning of period          9.79     10.00
Value at end of period                   7.62      9.79                        Value at end of period                7.62     9.79
Number of accumulation units            75,297    73,404                       Number of accumulation units         93,967   64,994
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
JANUS ASPEN SERIES FLEXIBLE INCOME                                             JANUS ASPEN SERIES FLEXIBLE INCOME
Value at beginning of period            10.41     10.00                        Value at beginning of period         10.41     10.00
Value at end of period                  11.43     10.41                        Value at end of period               11.42     10.41
Number of accumulation units           466,619   229,005                       Number of accumulation units        645,422   276,547
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH                                            JANUS ASPEN SERIES WORLDWIDE GROWTH
Value at beginning of period             8.47     10.00                        Value at beginning of period          8.46    10.00
Value at end of period                   6.27      8.47                        Value at end of period                6.26     8.46
Number of accumulation units           120,211    99,987                       Number of accumulation units        151,128   60,207
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
OPPENHEIMER GLOBAL SECURITIES                                                  OPPENHEIMER GLOBAL SECURITIES
Value at beginning of period             9.48     10.00                        Value at beginning of period          9.48     10.00
Value at end of period                   7.33      9.48                        Value at end of period                7.33     9.48
Number of accumulation units           101,358    28,571                       Number of accumulation units        250,415   31,709
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
PBHG   INSURANCE   SERIES  LARGE  CAP                                          PBHG  INSURANCE  SERIES  LARGE CAP
GROWTH                                   8.45     10.00                        GROWTH                                8.45     10.00
Value at beginning of period             5.93      8.45                        Value at beginning of period          5.93     8.45
Value at end of period                  41,765    29,271                       Value at end of period               99,735   21,508
Number of accumulation units                                                   Number of accumulation units
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
PIMCO VIT HIGH YIELD                                                           PIMCO VIT HIGH YIELD
Value at beginning of period            10.00                                  Value at beginning of period         10.00
Value at end of period                  10.85      N/A                         Value at end of period               10.85      N/A
Number of accumulation units            18,423                                 Number of accumulation units         8,425
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SAFECO RST EQUITY                                                              SAFECO RST EQUITY
Value at beginning of period             9.45     10.00                        Value at beginning of period          9.45     10.00
Value at end of period                   6.95      9.45                        Value at end of period                6.95     9.45
Number of accumulation units            4,202      429                         Number of accumulation units         31,022    7,912
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCHWAB MARKETTRACK GROWTH II                                                   SCHWAB MARKETTRACK GROWTH II
Value at beginning of period             9.47     10.00                        Value at beginning of period          9.46     10.00
Value at end of period                   7.95      9.47                        Value at end of period                7.95     9.46
Number of accumulation units            89,844    64,405                       Number of accumulation units        166,245   36,799
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCHWAB MONEY MARKET                                                            SCHWAB MONEY MARKET
Value at beginning of period            10.15     10.00                        Value at beginning of period         10.15     10.00
Value at end of period                  10.22     10.15                        Value at end of period               10.21     10.15
Number of accumulation units           3,373,801 1,500,043                     Number of accumulation units        3,429,753 776,903
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCHWAB S&P 500                                                                 SCHWAB S&P 500
Value at beginning of period             9.23     10.00                        Value at beginning of period          9.22     10.00
Value at end of period                   7.11      9.23                        Value at end of period                7.10     9.22
Number of accumulation units           769,309   428,098                       Number of accumulation units        748,969   187,288
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCUDDER VARIABLE SERIES I                                                      SCUDDER VARIABLE SERIES I
CAPITAL GROWTH                                                                 CAPITAL GROWTH
Value at beginning of period             8.75     10.00                        Value at beginning of period          8.74     10.00
Value at end of period                   6.15      8.75                        Value at end of period                6.15     8.74
Number of accumulation units            28,641    13,756                       Number of accumulation units         30,590    7,975
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCUDDER VARIABLE SERIES II                                                     SCUDDER VARIABLE SERIES II
SMALL CAP GROWTH                                                               SMALL CAP GROWTH
Value at beginning of period             8.57     10.00                        Value at beginning of period          8.57     10.00
Value at end of period                   5.67      8.57                        Value at end of period                5.66     8.57
Number of accumulation units            16,037    12,369                       Number of accumulation units         33,680    6,754
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCUDDER VIT EAFE(R)EQUITY INDEX                                                 SCUDDER VIT EAFE(R)EQUITY INDEX
Value at beginning of period             8.21     10.00                        Value at beginning of period          8.21     10.00
Value at end of period                   6.40      8.21                        Value at end of period                6.39     8.21
Number of accumulation units           147,774    24,035                       Number of accumulation units         38,390   19,182
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
SCUDDER VIT SMALL CAP INDEX                                                    SCUDDER VIT SMALL CAP INDEX
Value at beginning of period            10.11     10.00                        Value at beginning of period         10.11     10.00
Value at end of period                   7.98     10.11                        Value at end of period                7.97     10.11
Number of accumulation units            82,187    36,498                       Number of accumulation units        100,826   41,813
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
STRONG MID CAP GROWTH II                                                       STRONG MID CAP GROWTH II
Value at beginning of period             8.03     10.00                        Value at beginning of period          8.03     10.00
Value at end of period                   4.98      8.03                        Value at end of period                4.98     8.03
Number of accumulation units            77,343    27,603                       Number of accumulation units        126,654   58,974
outstanding at end of period                                                   outstanding at end of period
--------------------------------------
STRONG OPPORTUNITY II                                                          STRONG OPPORTUNITY II
Value at beginning of period             9.50     10.00                        Value at beginning of period          9.50     10.00
Value at end of period                   6.91      9.50                        Value at end of period                6.90     9.50
Number of accumulation units           167,207   113,694                       Number of accumulation units        162,242   53,594
outstanding at end of period                                                   outstanding at end of period
-------------------------------------- --------- --------- ------------------- ----------------------------------- --------- -------


                        VARIABLE ANNUITY-1 SERIES ACCOUNT

                            Flexible Premium Variable
                                Annuity Contracts

                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                  Telephone: (800) 468-8661 (Outside Colorado)
                            (800) 547-4957 (Colorado)


                       STATEMENT OF ADDITIONAL INFORMATION


        This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 1, 2002, as supplemented on February 28, 2003, which is available without charge by contacting the Schwab Insurance Center, P.O. Box 7666, San Francisco, California 94120-7666, www.schwab.com or at 1-888-560-5938.

              The date of this Statement of Additional Information
                 is May 1, 2002 as supplemented on February 28,
                                      2003.


                                TABLE OF CONTENTS

                                                                                          Page
GENERAL INFORMATION........................................................................B-3
GREAT-WEST LIFE & ANNUITY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT................................................B-3
CALCULATION OF ANNUITY PAYMENTS............................................................B-3
POSTPONEMENT OF PAYMENTS...................................................................B-4
SERVICES...................................................................................B-4

        - Safekeeping of Series Account Assets.............................................B-4
        - Experts..........................................................................B-4
        - Principal Underwriter............................................................B-4
        - Administrative Services .........................................................B-4

WITHHOLDING................................................................................B-5
CALCULATION OF PERFORMANCE DATA............................................................B-5
FINANCIAL STATEMENTS.......................................................................B-7

                               GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                    AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT

        Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is owned 81.03% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.


        The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

        Best's Insurance Reports has assigned the Company its highest financial strength and operating performance rating of A++. Fitch, Inc. has assigned the Company its second highest claims paying ability rating of AA+. Standard & Poor's Corporation has assigned the Company its second highest rating of AA+ for claims paying ability. Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa2.


                         CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Options

        The Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payment Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit Value on the first Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the annuity payment period.

        The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the first Valuation Date preceding the Payment Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the Variable Annuity Payments for each Sub-Account.

                            POSTPONEMENT OF PAYMENTS

        With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance & Annuity Service Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of securityholders of the Series Account.

                                    SERVICES

        A.     Safekeeping of Series Account Assets


        The assets of Variable Annuity-1 Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of GWL&A.


        B.     Experts

        The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, CO 80202.

        The consolidated financial statements of GWL&A as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 incorporated by reference into the prospectus and included in this Statement of Additional Information and the financial statements of Variable Annuity-1 Series Account for the years ended December 31, 2002 and 2001 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing therein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

        C.     Principal Underwriter

     The offering of the Contracts is made on a continuous basis by Charles Schwab & Co., Inc. ("Schwab"). Schwab is a California corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety.

        D.     Administrative Services

        Certain administrative services are provided by Schwab and by AnnuityNet, Inc. ("AnnuityNet") to assist Great-West in processing the Contracts. These services are described in written agreements between Schwab, AnnuityNet and Great-West. Great-West has agreed to indemnify Schwab (and its agents, employees, and controlling persons) for certain damages arising out of the sale of the Contracts, including those arising under the securities laws.

                                   WITHHOLDING

        Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

        Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                         CALCULATION OF PERFORMANCE DATA

A. Yield and Effective Yield Quotations for the Money Market Sub-Account


        The yield quotation for the Money Market Sub-Account will be for the seven-day period ended December 31, 2002 and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting the highest level of charges deducted under the Contract, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

        The effective yield quotation for the Money Market Sub-Account will be for the seven-day period ended December 31, 2002 and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting the highest level of charges deducted under the Contract, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


               EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.


        For purposes of the yield and effective yield computations, the hypothetical charge reflects the highest level of all charges that are deducted from Annuity Account Value in proportion to the length of the base period, and for fees that vary with the size of the account, if any, the account size is assumed to be the Money Market Sub-Account's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Charges and Deductions" in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-Account and the Fund are excluded from the calculation of yield and effective yield.


B. Total Return and Yield Quotations for All Sub-Accounts (Other than Money Market)


        The standardized total return quotations for all Sub-Accounts, other than the Money Market Sub-Account, will be average annual total return quotations for the one-, five- and ten-year periods ended on December 31, 2002 (or the life of the Sub-Account, if shorter). The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                                  P(1+T)n = ERV


        Where:        P =    a hypothetical initial payment of $1,000.
                      T =    average annual total return.
                      N =    number of years.
                      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period (or fractional period therof).


        For purposes of the standardized average annual total return quotations for these Sub-Accounts, the calculations take into effect the highest level of all fees that are charged to Annuity Account Value, and for fees that vary with the size of the account, if any, the account size is assumed to be the respective Sub-Accounts' mean account size. The calculations also assume a complete redemption as of the end of the particular period.


        In addition to standardized performance, "non-standardized performance" data is also provided. Unlike standardized performance, non-standardized performance reflects average annual total returns for periods prior to the inception date of the Sub-Account. This is possible in cases where the underlying Portfolio in which the Sub-Account invests was created before the Sub-Accounts' inception date. Consequently, the underlying Portfolio established a performance track record even before the Sub-Account was created. In the case of a Sub-Account that was recently created, there will be no standardized performance to show because the Sub-Account will have been in existence for less than one full year. In these cases, only non-standardized performance is provided if the underlying Portfolio in which such a Sub-Account invests was in existence prior to the Sub-Account's inception date. Both standardized performance and non-standardized performance utilize the same calculation method which reflects deductions for the highest level of recurring charges under the Contract.

        The yield quotations for these Sub-Accounts will be based on a thirty-day (or one month) period ended on December 31, 2002, and will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                                      YIELD = 2[(((a-b)/(cd)) +1)6 -1]

        Where:        a =    net investment income earned during the period by the  corresponding  Portfolio attributable to shares owned by the Sub-Account.

                      b =    expenses accrued for the period (net of reimbursements).
                      c =    the average daily number of Accumulation Units outstanding during the period.
                      d =    the maximum offering price per Accumulation Unit on the last day of the period.


        For purposes of the yield quotations for these Sub-Accounts, the calculations take into effect the highest level of all fees that are charged to Annuity Account Value, and for fees that vary with the size of the account, if any, the account size is assumed to be the respective Sub-Accounts' mean account size.

                              FINANCIAL STATEMENTS

        The consolidated financial statements of GWL&A filed with this Statement of Additional Information should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.

        Variable Annuity -1 Series Account of Great-West
        Life & Annuity Insurance Company
        Financial Statements for the Years Ended
        December 31, 2002 and 2001
        and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
   Variable Annuity-1 Series Account of
   Great-West Life & Annuity Insurance Company


We have audited the accompanying statement of assets and liabilities of Schwab Select Annuity and Schwab Signature Annuity of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2002, by investment division, and the related statement of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Schwab Select Annuity and Schwab Signature Annuity of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2002, by investment division, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.






/s/ Deloitte & Touche LLP
February 19, 2003



VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                            ALGER AMERICAN      AMERICAN CENTURY                         BERGER IPT-SMALL
                                            GROWTH PORTFOLIO     VP INTERNATIONAL                         COMPANY GROWTH
                                                                   PORTFOLIO         BARON CAPITAL           FUND
                                                                                      ASSET FUND
                                           ------------------  ------------------  ------------------  ------------------ --
Schwab Select Annuity:

ASSETS:
   Investments at market value (1)        $       25,817,828  $        7,405,359  $       16,331,669  $        8,751,989
   Investment income due and accrued                       0                   0                   0                   0
   Purchase payments receivable                            0                   4              23,933                   0
   Due from Great-West Life & Annuity
    Insurance Company
                                           ------------------  ------------------  ------------------  ------------------

      Total assets                                25,817,828           7,405,363          16,355,602           8,751,989
                                           ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Redemptions payable                                42,786                                                      10,005
   Due to Great-West Life & Annuity
        Insurance Company                              3,928               1,203               2,662               1,452
                                           ------------------  ------------------  ------------------  ------------------

      Total liabilities                               46,714               1,203               2,662              11,457
                                           ------------------  ------------------  ------------------  ------------------

NET ASSETS                                $       25,771,114  $        7,404,160  $       16,352,940  $        8,740,532
                                           ==================  ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
   Accumulation units                     $       25,769,735  $        7,404,160  $       16,352,940  $        8,740,532 $
   Contracts in payout phase                           1,379
                                           ------------------  ------------------  ------------------  ------------------ --

NET ASSETS                                $       25,771,114  $        7,404,160  $       16,352,940  $        8,740,532 $
                                           ==================  ==================  ==================  ================== ==

ACCUMULATION UNITS OUTSTANDING                     2,113,428             684,511           1,568,750           1,078,339

UNIT VALUE (ACCUMULATION)                 $            12.19  $            10.82  $            10.42  $             8.11 $
                                           ==================  ==================  ==================  ================== ==

(1)Cost of investments:                   $       46,334,118  $        7,321,693  $       18,384,834  $       20,995,352 $
   Shares of investments:                          1,048,227           1,421,374             986,212           1,212,187


-------------------------------------
 DEUTSCHE ASSET      DEUTSCHE ASSET
 MANAGEMENT VIT      MANAGEMENT VIT
 EAFE EQUITY       SMALL CAP INDEX
INDEX FUND             FUND
----------------  ------------------



$     4,213,136  $        8,207,429
              0                   0
              0              21,748


----------------  ------------------

      4,213,136           8,229,177
----------------  ------------------


        494,272

            606               1,350
----------------  ------------------

        494,878               1,350
----------------  ------------------

$     3,718,258  $        8,227,827
================  ==================


$     3,718,258  $        8,227,827

----------------  ------------------

$      3,718,258  $        8,227,827
================  ==================

        645,901             930,019

$          5.76  $             8.85
================  ==================

$     4,282,906  $        9,820,753
        651,180             971,293




The accompanying notes are an integral part of these financial statements.                                    (Continued)



VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        FEDERATED        FEDERATED FUND
                                               DREYFUS VIF         DREYFUS VIF       AMERICAN LEADERS        FOR U.S.
                                              APPRECIATION       GROWTH & INCOME         FUND II           GOVERNMENT
                                                PORTFOLIO           PORTFOLIO                             SECURITIES II
                                            ------------------  ------------------  ------------------  -----------------
Schwab Select Annuity:

ASSETS:
   Investments at market value (1)         $        8,513,094  $        3,397,582  $       18,098,706  $       75,880,933
   Investment income due and accrued                        0                   0                   0                   0
   Purchase payments receivable                             0                   0                   0             115,868
   Due from Great-West Life & Annuity
    Insurance Company                                                                             133               3,238
                                            ------------------  ------------------  ------------------  -----------------

      Total assets                                  8,513,094           3,397,715          18,101,944          75,996,801
                                            ------------------  ------------------  ------------------  -----------------

LIABILITIES:
   Redemptions payable                                 95,968                                   3,990
   Due to Great-West Life & Annuity
    Insurance Company                                   1,391                                                      12,354
                                            ------------------  ------------------  ------------------  -----------------

      Total liabilities                                97,359                                   3,990              12,354
                                            ------------------  ------------------  ------------------  -----------------

NET ASSETS                                 $        8,415,735  $        3,397,715  $       18,097,954  $       75,984,447
                                            ==================  ==================  ==================  =================

NET ASSETS REPRESENTED BY:
   Accumulation units                      $        8,415,735  $        3,394,543  $       18,074,305  $       75,984,447
   Contracts in payout phase                                                3,172              23,649
                                            ------------------  ------------------  ------------------  -----------------

NET ASSETS                                 $        8,415,735  $        3,397,715  $       18,097,954  $       75,984,447
                                            ==================  ==================  ==================  =================

ACCUMULATION UNITS OUTSTANDING                      1,123,321             479,690           1,404,975           5,341,399

UNIT VALUE (ACCUMULATION)                  $             7.49  $             7.08  $            12.86  $            14.23
                                            ==================  ==================  ==================  =================

(1)Cost of investments:                    $        9,617,879  $        4,312,858  $       23,047,034  $       72,283,662
   Shares of investments:                             295,799             211,556           1,189,922           6,333,968


-----------------------------------------

                       INVESCO VIF-CORE
                         EQUITY INCOME
      FEDERATED             FUND
   UTILITY FUND II
- ------------------  ------------------



 $        1,724,706  $       20,267,701
                  0             355,680
                  0                   0

                                    434
- ------------------  ------------------

          1,724,706          20,623,815
- ------------------  ------------------


                                    600

                284
- ------------------  ------------------

                284                 600
- ------------------  ------------------

 $        1,724,422  $       20,623,215
= ==================  ==================


 $        1,724,422  $       20,610,471
                                 12,744
- ------------------  ------------------

 $        1,724,422  $       20,623,215
= ==================  ==================

            208,766           1,584,575

 $             8.26  $            13.01
= ==================  ==================

 $        2,010,335  $       26,916,352
            229,349           1,372,221


The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                               INVESCO VIF-HIGH                           JANUS ASPEN
                                                 YIELD FUND            INVESCO         SERIES FLEXIBLE      JANUS ASPEN
                                                                   VIF-TECHNOLOGY      INCOME PORTFOLIO     SERIES GROWTH
                                                                        FUND                                 PORTFOLIO
                                              ------------------  ------------------  ------------------ ------------------
Schwab Select Annuity:

ASSETS:
   Investments at market value (1)           $       13,477,377  $        5,093,228  $       44,389,119 $       26,690,636
   Investment income due and accrued                  1,624,094                   0                   0                  0
   Purchase payments receivable                                              24,406              39,531
   Due from Great-West Life & Annuity
    Insurance Company
                                              ------------------  ------------------  ------------------ ------------------

      Total assets                                   15,101,471           5,117,634          44,428,650         26,690,636
                                              ------------------  ------------------  ------------------ ------------------

LIABILITIES:
   Redemptions payable                                   33,752                                                     46,444
   Due to Great-West Life & Annuity
   Insurance Company                                      2,468                 863               7,227              3,829
                                              ------------------  ------------------  ------------------ ------------------

      Total liabilities                                  36,220                 863               7,227             50,273
                                              ------------------  ------------------  ------------------ ------------------

NET ASSETS                                   $       15,065,251  $        5,116,771  $       44,421,423 $       26,640,363
                                              ==================  ==================  ================== ==================

NET ASSETS REPRESENTED BY:
   Accumulation units                        $       15,065,251  $        5,116,771  $       44,421,423 $       26,637,893
   Contracts in payout phase                                                                                         2,470
                                              ------------------  ------------------  ------------------ ------------------

NET ASSETS                                   $       15,065,251  $        5,116,771  $       44,421,423 $       26,640,363
                                              ==================  ==================  ================== ==================

ACCUMULATION UNITS OUTSTANDING                        1,586,371           3,230,415           3,619,361          2,411,606

UNIT VALUE (ACCUMULATION)                    $             9.50  $             1.58  $            12.27 $            11.05
                                              ==================  ==================  ================== ==================

(1)Cost of investments:                      $       15,317,551  $        8,050,442  $       43,298,479 $       52,306,775
   Shares of investments:                             2,002,582             623,406           3,608,871          1,826,874




-------------------------------------------------

     JANUS ASPEN         JANUS ASPEN
      SERIES          SERIES WORLDWIDE
    INTERNATIONAL     GROWTH PORTFOLIO
 GROWTH PORTFOLIO
 ------------------  ------------------



$       14,212,143  $       35,312,566
                 0                   0



 ------------------  ------------------

        14,212,143          35,312,566
 ------------------  ------------------


           523,942              55,502

             2,235               5,488
 ------------------  ------------------

           526,177              60,990
 ------------------  ------------------

$       13,685,966  $       35,251,576
 ==================  ==================


$       13,685,966  $       35,250,343
                                 1,233
 ------------------  ------------------

$       13,685,966  $       35,251,576
 ==================  ==================

         1,715,998           2,821,900

$             7.98  $            12.49
 ==================  ==================

$       14,413,394  $       40,094,648
           821,511           1,677,557


The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                             PRUDENTIAL          SAFECO RST          SAFECO RST            SCHWAB
                                             SERIES FUND       EQUITY PORTFOLIO        GROWTH            MARKETTRACK
                                           EQUITY CLASS II                          OPPORTUNITIES      GROWTH PORTFOLIO
                                              PORTFOLIO                               PORTFOLIO              II
                                          ------------------  ------------------  ------------------  ------------------
Schwab Select Annuity:

ASSETS:
   Investments at market value (1)       $          389,222  $        4,860,621  $        6,219,811  $       10,779,548
   Investment income due and accrued                      0              62,136                   0                   0
   Purchase payments receivable                           0                   0                   0                   0
   Due from Great-West Life & Annuity
    Insurance Company
                                          ------------------  ------------------  ------------------  ------------------

      Total assets                                  389,222           4,922,757           6,219,811          10,779,548
                                          ------------------  ------------------  ------------------  ------------------

LIABILITIES:
   Redemptions payable                                                    3,997              40,653
   Due to Great-West Life & Annuity
    Insurance Company                                     63                 813               1,024               1,756
                                          ------------------  ------------------  ------------------  ------------------

      Total liabilities                                  63               4,810              41,677               1,756
                                          ------------------  ------------------  ------------------  ------------------

NET ASSETS                               $          389,159  $        4,917,947  $        6,178,134  $       10,777,792
                                          ==================  ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
   Accumulation units                    $          389,159  $        4,917,947  $        6,178,134  $       10,777,792
   Contracts in payout phase
                                          ------------------  ------------------  ------------------  ------------------

NET ASSETS                               $          389,159  $        4,917,947  $        6,178,134  $       10,777,792
                                          ==================  ==================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                       57,585              530,496             795,324             881,998

UNIT VALUE (ACCUMULATION)                $             6.76  $             9.27  $             7.77  $            12.22
                                          ==================  ==================  ==================  ==================

(1)Cost of investments:                  $          486,087  $        7,352,834  $        8,003,701  $       13,345,558
   Shares of investments:                            24,697             268,988             457,339           1,002,749


---------------------------------------------------

   SCHWAB MONEY
  MARKET PORTFOLIO
                       SCHWAB S&P 500
                        PORTFOLIO
 ------------------  ------------------



$      136,649,889  $       77,167,418
           357,143                   0
           669,689              20,761


 ------------------  ------------------

       137,676,721          77,188,179
 ------------------  ------------------




            181,653              10,489
 ------------------  ------------------

           181,653              10,489
 ------------------  ------------------

$      137,495,068  $       77,177,690
 ==================  ==================


$      137,449,048  $       77,167,938
            46,020               9,752
 ------------------  ------------------

$      137,495,068  $       77,177,690
 ==================  ==================


            11,154,891          6,117,652

$            12.32  $            12.62
 ==================  ==================

$      136,649,889  $      103,817,454
       136,649,889           6,095,373

The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                    STRONG MULTI CAP       UNIVERSAL        ZURICH SCUDDER     ZURICH SCUDDER
                                                     VALUE FUND II       INSTITUTIONAL       SVS I CAPITAL     SVS I GROWTH &
                                                                        FUND U.S. REAL      GROWTH PORTFOLIO  INCOME PORTFOLIO
                                                                       ESTATE PORTFOLIO
                                                   ------------------  ------------------  ------------------ ------------------
Schwab Select Annuity:

ASSETS:
    Investments at market value (1)               $        9,938,964  $       12,775,708  $        2,046,033 $        1,488,600
    Investment income due and accrued                              0                   0                   0                  0
    Purchase payments receivable                                   0               6,137                   0                  0
    Due from Great-West Life & Annuity
     Insurance Company                                         5,712
                                                   ------------------  ------------------  ------------------ ------------------

       Total assets                                        9,944,676          12,781,845           2,046,033          1,488,600
                                                   ------------------  ------------------  ------------------ ------------------

LIABILITIES:
    Redemptions payable                                       21,232                                  16,361
    Due to Great-West Life & Annuity Insurance
    Company                                                                           12                 333                243
                                                   ------------------  ------------------  ------------------ ------------------

       Total liabilities                                      21,232                  12              16,694                243
                                                   ------------------  ------------------  ------------------ ------------------

NET ASSETS                                        $        9,923,444  $       12,781,833  $        2,029,339 $        1,488,357
                                                   ==================  ==================  ================== ==================

NET ASSETS REPRESENTED BY:
    Accumulation units                            $        9,897,326  $       12,774,956  $        2,029,339 $        1,488,357
    Contracts in payout phase                                 26,118               6,877
                                                   ------------------  ------------------  ------------------ ------------------

NET ASSETS                                        $        9,923,444  $       12,781,833  $        2,029,339 $        1,488,357
                                                   ==================  ==================  ================== ==================

ACCUMULATION UNITS OUTSTANDING                             1,361,907           1,059,611             320,017            244,202

UNIT VALUE (ACCUMULATION)                         $             7.27  $            12.06  $             6.34 $             6.09
                                                   ==================  ==================  ================== ==================

(1) Cost of investments:                          $       11,860,744  $       14,125,586  $        2,874,677 $        1,846,959
    Shares of investments:                                 1,363,370           1,127,600             177,146            219,558


   TOTAL SCHWAB
  SELECT ANNUITY
 ------------------



$      600,101,015
         2,399,053
           922,077

             9,517
 ------------------

       603,431,662
 ------------------


         1,389,504

           243,726
 ------------------

         1,633,230
 ------------------

$      601,798,432
 ==================


$      601,665,018
           133,414
 ------------------

$      601,798,432
 ==================






$      719,172,554



The accompanying notes are an integral part of these financial statements.                                       (Concluded)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                                                      ALGER AMERICAN                            ALLIANCE VP
                                                                      GROWTH PORTFOLIO                        GROWTH PORTFOLIO
                                                   ALGER AMERICAN                           ALLIANCE VP
                                                      BALANCED                            GROWTH & INCOME
                                                      PORTFOLIO                              PORTFOLIO
                                                  ------------------ ------------------  ------------------  ------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)             $        1,884,052 $        1,688,582  $        3,311,951  $          256,944
     Investment income due and accrued
     Purchase payments receivable
                                                  ------------------ ------------------  ------------------  ------------------

        Total assets                                      1,884,052          1,688,582           3,311,951             256,944
                                                  ------------------ ------------------  ------------------  ------------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity Insurance
     Company                                                    248                218                 431                  34
                                                  ------------------ ------------------  ------------------  ------------------

        Total liabilities                                       248                218                 431                  34
                                                  ------------------ ------------------  ------------------  ------------------

NET ASSETS                                       $        1,883,804 $        1,688,364  $        3,311,520  $          256,910
                                                  ================== ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
     Accumulation units                          $        1,883,804 $        1,688,364  $        3,311,520  $          256,910
                                                  ================== ==================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                              222,982            285,186             455,678              41,942

UNIT VALUE (ACCUMULATION)                        $             8.45 $             5.92  $             7.27  $             6.13
                                                  ================== ==================  ==================  ==================

(1)  Cost of investments:                        $        1,977,972 $        2,142,248  $        3,805,402  $          289,634
     Shares of investments:                                 166,878             68,558             199,275              21,756



     ALLIANCE
    BERNSTEIN VP          ALLIANCE
    REAL ESTATE        BERNSTEIN VP
    INVESTMENT        UTILITY INCOME
     PORTFOLIO          PORTFOLIO
 ------------------  -----------------



$        3,724,979  $          66,367


 ------------------  -----------------

         3,724,979             66,367
 ------------------  -----------------




               472                  9
 ------------------  -----------------

               472                  9
 ------------------  -----------------

$        3,724,507  $          66,358
 ==================  =================


$        3,724,507  $          66,358
 ==================  =================


           330,676              6,213

$            11.26  $           10.68
 ==================  =================

$        3,910,180  $          66,456
           323,349              5,161


The accompanying notes are an integral part of these financial statements.                                     (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                      AMERICAN CENTURY    AMERICAN CENTURY    BERGER IPT-LARGE    BERGER IPT-SMALL
                                                         VP INCOME &      VP INTERNATIONAL     CAP GROWTH FUND     COMPANY GROWTH
                                                          GROWTH IV          PORTFOLIO                                 FUND
                                                          PORTFOLIO
                                                      ------------------ ------------------  ------------------  ------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)                 $          612,889 $        1,280,638  $          235,770  $          755,343
     Investment income due and accrued
     Purchase payments receivable
                                                      ------------------ ------------------  ------------------  ------------------

        Total assets                                            612,889          1,280,638             235,770             755,343
                                                      ------------------ ------------------  ------------------  ------------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity Insurance
     Company                                                         80                163                  35                  97
                                                      ------------------ ------------------  ------------------  ------------------

        Total liabilities                                            80                163                  35                  97
                                                      ------------------ ------------------  ------------------  ------------------

NET ASSETS                                           $          612,809 $        1,280,475  $          235,735  $          755,246
                                                      ================== ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
     Accumulation units                              $          612,809 $        1,280,475  $          235,735  $          755,246
                                                      ================== ==================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                                   81,768            195,700              42,650             187,341

UNIT VALUE (ACCUMULATION)                            $             7.49 $             6.54  $             5.53  $             4.03
                                                      ================== ==================  ==================  ==================

(1)  Cost of investments:                            $          634,045 $        1,306,691  $          260,699  $          789,032
     Shares of investments:                                     118,777            245,804              21,145             104,618


    DELAWARE GPF      DEUTSCHE ASSET
   PREMIUM SMALL      MANAGEMENT VIT
 CAP VALUE SERIES      EAFE EQUITY
                      INDEX FUND
 -----------------  ------------------



$       4,222,372  $        1,562,663


 -----------------  ------------------

        4,222,372           1,562,663
 -----------------  ------------------


                              371,591

              549                 160
 -----------------  ------------------

              549             371,751
 -----------------  ------------------

$       4,221,823  $        1,190,912
 =================  ==================


$       4,221,823  $        1,190,912
 =================  ==================


          421,042             186,164

$           10.03  $             6.40
 =================  ==================

$       4,575,699  $        1,573,038
          232,766             241,524




The accompanying notes are an integral part of these financial statements.                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                     DEUTSCHE ASSET       DREYFUS VIF
                                                     MANAGEMENT VIT      GROWTH & INCOME       DREYFUS VIF          FEDERATED
                                                     SMALL CAP INDEX       PORTFOLIO           SMALL CAP         INTERNATIONAL
                                                          FUND                                 PORTFOLIO        EQUITY FUND II
                                                    ------------------  -----------------  ------------------  ------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)               $        1,460,492  $         700,974  $        1,500,056  $          617,671
     Investment income due and accrued
     Purchase payments receivable
                                                    ------------------  -----------------  ------------------  ------------------

        Total assets                                        1,460,492            700,974           1,500,056             617,671
                                                    ------------------  -----------------  ------------------  ------------------

LIABILITIES:
     Redemptions payable                                        1,378                                                    349,809
     Due to Great-West Life & Annuity Insurance
     Company                                                      191                 91                 193                  41
                                                    ------------------  -----------------  ------------------  ------------------

        Total liabilities                                       1,569                 91                 193             349,850
                                                    ------------------  -----------------  ------------------  ------------------

NET ASSETS                                         $        1,458,923  $         700,883  $        1,499,863  $          267,821
                                                    ==================  =================  ==================  ==================

NET ASSETS REPRESENTED BY:
     Accumulation units                            $        1,458,923  $         700,883  $        1,499,863  $          267,821
                                                    ==================  =================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                                183,013            101,312             190,915              44,407

UNIT VALUE (ACCUMULATION)                          $             7.97  $            6.92  $             7.86  $             6.03
                                                    ==================  =================  ==================  ==================

(1)  Cost of investments:                          $        1,410,698  $         815,676  $        1,508,145  $          613,547
     Shares of investments:                                   172,839             43,647              52,819              70,270



  FEDERATED FUND     INVESCO VIF-HIGH
       FOR US           YIELD FUND
    GOVERNMENT
  SECURITIES II
 -----------------  ------------------



$      13,747,595  $        1,588,563
                              191,430

 -----------------  ------------------

       13,747,595           1,779,993
 -----------------  ------------------


          145,596

            1,837                 227
 -----------------  ------------------

          147,433                 227
 -----------------  ------------------

$      13,600,162  $        1,779,766
 =================  ==================


$      13,600,162  $        1,779,766
 =================  ==================


        1,272,991             217,080

$           10.68  $             8.20
 =================  ==================

$      13,578,339  $        1,765,128
        1,147,545             236,042




The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                            J.P. MORGAN         JANUS ASPEN         JANUS ASPEN
                                                          INVESCO         SERIES TRUST II     SERIES FLEXIBLE     SERIES WORLDWIDE
                                                      VIF-TECHNOLOGY       SMALL COMPANY      INCOME PORTFOLIO    GROWTH PORTFOLIO
                                                           FUND                FUND
                                                     ------------------  ------------------  ------------------  ------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)                $          257,983  $        1,289,877  $       12,771,532  $        1,699,663
     Investment income due and accrued
     Purchase payments receivable
                                                     ------------------  ------------------  ------------------  ------------------

        Total assets                                           257,983           1,289,877          12,771,532           1,699,663
                                                     ------------------  ------------------  ------------------  ------------------

LIABILITIES:
     Redemptions payable                                                                                70,250
     Due to Great-West Life & Annuity Insurance
     Company                                                        36                 168               1,663                 220
                                                     ------------------  ------------------  ------------------  ------------------

        Total liabilities                                           36                 168              71,913                 220
                                                     ------------------  ------------------  ------------------  ------------------

NET ASSETS                                          $          257,947  $        1,289,709  $       12,699,619  $        1,699,443
                                                     ==================  ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
     Accumulation units                             $          257,947  $        1,289,709  $       12,699,619  $        1,699,443
                                                     ==================  ==================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                                  67,868             169,264           1,112,041             271,339

UNIT VALUE (ACCUMULATION)                           $             3.80  $             7.62  $            11.42  $             6.26
                                                     ==================  ==================  ==================  ==================

(1)  Cost of investments:                           $          289,857  $        1,283,212  $       12,428,108  $        1,736,080
     Shares of investments:                                     31,577             124,746           1,038,336              80,744




    OPPENHEIMER
       GLOBAL           PBHG INSURANCE
     SECURITIES        SERIES LARGE CAP
     FUND/VA           GROWTH PORTFOLIO
 ------------------  -------------------



$        2,578,424  $           839,104


 ------------------  -------------------

         2,578,424              839,104
 ------------------  -------------------




               300                  111
 ------------------  -------------------

               300                  111
 ------------------  -------------------

$        2,578,124  $           838,993
 ==================  ===================


$        2,578,124  $           838,993
 ==================  ===================


           351,773              141,500

$             7.33  $              5.93
 ==================  ===================

$        2,658,918  $           987,219
           145,674               67,452



The accompanying notes are an integral part of these financial statements.                                               (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                         SAFECO RST            SCHWAB           SCHWAB MONEY
                                                                      EQUITY PORTFOLIO       MARKETTRACK      MARKET PORTFOLIO
                                                    PIMCO VIT HIGH                        GROWTH PORTFOLIO
                                                    YIELD PORTFOLIO                             II
                                                   ------------------ ------------------  ------------------  ------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)              $          289,713 $          241,833  $        2,000,066  $       68,928,952
     Investment income due and accrued                         1,657              3,092                                 159,280
     Purchase payments receivable                                                                    35,459             496,553
                                                   ------------------ ------------------  ------------------  ------------------

        Total assets                                         291,370            244,925           2,035,525          69,584,785
                                                   ------------------ ------------------  ------------------  ------------------

LIABILITIES:
     Redemptions payable
     Due to Great-West Life & Annuity Insurance
     Company                                                      38                 33                 262              84,989
                                                   ------------------ ------------------  ------------------  ------------------

        Total liabilities                                         38                 33                 262              84,989
                                                   ------------------ ------------------  ------------------  ------------------

NET ASSETS                                        $          291,332 $          244,892  $        2,035,263  $       69,499,796
                                                   ================== ==================  ==================  ==================

NET ASSETS REPRESENTED BY:
     Accumulation units                           $          291,332 $          244,892  $        2,035,263  $       69,499,796
                                                   ================== ==================  ==================  ==================


ACCUMULATION UNITS OUTSTANDING                                26,848             35,224             256,089           6,803,554

UNIT VALUE (ACCUMULATION)                         $            10.85 $             6.95  $             7.95  $            10.22
                                                   ================== ==================  ==================  ==================

(1)  Cost of investments:                         $          288,526 $          266,957  $        2,190,857  $       68,928,952
     Shares of investments:                                   40,406             13,383             186,053          68,928,952



                         STRONG VIF
    SCHWAB S&P 500      MID-CAP GROWTH
     PORTFOLIO           FUND II
  ------------------  -----------------



 $       10,488,569  $       1,016,399

            303,376
  ------------------  -----------------

         10,791,945          1,016,399
  ------------------  -----------------




              1,357                133
  ------------------  -----------------

              1,357                133
  ------------------  -----------------

 $       10,790,588  $       1,016,266
  ==================  =================


 $       10,790,588  $       1,016,266
  ==================  =================


          1,518,278            203,997

 $             7.11  $            4.98
  ==================  =================

 $       12,021,264  $       1,283,722
            828,481             99,355



The accompanying notes are an integral part of these financial statements.                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                       STRONG VIF        ZURICH SCUDDER      ZURICH SCUDDER        TOTAL SCHWAB
                                                    OPPORTUNITY FUND      SVS I CAPITAL     SVS II SMALL CAP    SIGNATURE ANNUITY
                                                           II           GROWTH PORTFOLIO    GROWTH PORTFOLIO
                                                    ------------------  ------------------  ------------------  -------------------
Schwab Signature Annuity:

ASSETS:
     Investments at market value (1)               $        2,275,898  $          364,434  $          280,191  $       144,540,539
     Investment income due and accrued                                                                                     355,459
     Purchase payments receivable                                                                       1,381              836,769
                                                    ------------------  ------------------  ------------------  -------------------

        Total assets                                        2,275,898             364,434             281,572          145,732,767
                                                    ------------------  ------------------  ------------------  -------------------

LIABILITIES:
     Redemptions payable                                                                                                   938,624
     Due to Great-West Life & Annuity Insurance
     Company                                                      293                  47                  35               94,761
                                                    ------------------  ------------------  ------------------  -------------------

        Total liabilities                                         293                  47                  35            1,033,385
                                                    ------------------  ------------------  ------------------  -------------------

NET ASSETS                                         $        2,275,605  $          364,387  $          281,537  $       144,699,382
                                                    ==================  ==================  ==================  ===================

NET ASSETS REPRESENTED BY:
     Accumulation units                            $        2,275,605  $          364,387  $          281,537  $       144,699,382
                                                    ==================  ==================  ==================  ===================


ACCUMULATION UNITS OUTSTANDING                                329,449              59,231              49,717

UNIT VALUE (ACCUMULATION)                          $             6.91  $             6.15  $             5.66
                                                    ==================  ==================  ==================

(1)  Cost of investments:                          $        2,828,890  $          430,446  $          298,886  $       148,944,523
     Shares of investments:                                   164,088              31,553              32,848


The accompanying notes are an integral part of these financial statements.                                              (Concluded)




VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                             ALGER AMERICAN      AMERICAN CENTURY
                                                             GROWTH PORTFOLIO     VP INTERNATIONAL
                                                                                   PORTFOLIO         BARON CAPITAL
                                                                                                      ASSET FUND
                                                            ------------------  ------------------  ------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                              $           16,269  $           80,953  $

EXPENSES:
    Mortality and expense risk                                        322,046              80,699             142,000
                                                            ------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                        (305,777)                 254           (142,000)
                                                            ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares                  (19,597,722)         (1,672,830)               5,654
    Realized gain distributions
                                                            ------------------  ------------------  ------------------

    Net realized gain (loss)                                     (19,597,722)         (1,672,830)               5,654
                                                            ------------------  ------------------  ------------------

    Change in net unrealized appreciation (depreciation)
       on investments                                               3,941,433            (95,507)         (2,897,801)
                                                            ------------------  ------------------  ------------------

NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                              $     (15,962,066)  $      (1,768,083)  $      (3,034,147)
                                                            ==================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                          0.40%               0.85%
                                                            ==================  ==================

INVESTMENT INCOME RATIO (2001)                                          0.24%               0.09%
                                                            ==================  ==================


                       DEUTSCHE ASSET       DEUTSCHE ASSET
    BERGER IPT-SMALL     MANAGEMENT VIT     MANAGEMENT VIT
    COMPANY GROWTH        EAFE EQUITY       SMALL CAP INDEX
       FUND               INDEX FUND            FUND
 ------------------  ------------------  ------------------



$                   $           59,296  $           64,323


           137,541              37,646              83,709
 ------------------  ------------------  ------------------

         (137,541)              21,650            (19,386)
 ------------------  ------------------  ------------------


      (15,336,078)           (896,019)         (1,201,912)
                 0                   0               4,829
 ------------------  ------------------  ------------------

      (15,336,078)           (896,019)         (1,197,083)
 ------------------  ------------------  ------------------


         3,731,150           (120,717)         (1,243,374)
 ------------------  ------------------  ------------------


$     (11,742,469)  $        (995,086)  $      (2,459,843)
 ==================  ==================  ==================


                                 1.34%               0.65%
                     ==================  ==================

                                                     0.89%
                                         ==================


The accompanying notes are an integral part of these financial statements.                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        FEDERATED
                                                               DREYFUS VIF         DREYFUS VIF       AMERICAN LEADERS
                                                              APPRECIATION       GROWTH & INCOME         FUND II
                                                                PORTFOLIO           PORTFOLIO
                                                            ------------------  ------------------  ------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                              $          103,957  $           27,191  $          248,675

EXPENSES:
    Mortality and expense risk                                        113,044              40,714             186,476
                                                            ------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                          (9,087)            (13,523)              62,199
                                                            ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares                   (2,020,133)           (890,971)         (1,477,290)
    Realized gain distributions
                                                            ------------------  ------------------  ------------------

    Net realized gain (loss)                                      (2,020,133)           (890,971)         (1,477,290)
                                                            ------------------  ------------------  ------------------

    Change in net unrealized appreciation (depreciation)
       on investments                                               (700,255)           (673,621)         (3,858,399)
                                                            ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                              $      (2,729,475)  $      (1,578,115)  $      (5,273,490)
                                                            ==================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                          0.77%               0.57%               1.13%
                                                            ==================  ==================  ==================

INVESTMENT INCOME RATIO (2001)                                          1.11%               0.55%               1.29%
                                                            ==================  ==================  ==================


   FEDERATED FUND                          INVESCO VIF-CORE
     FOR U.S.                              EQUITY INCOME
    GOVERNMENT           FEDERATED             FUND
   SECURITIES II      UTILITY FUND II
 ------------------  ------------------  ------------------



$        2,323,950  $          120,741  $          355,680


           590,789              18,161             239,500
 ------------------  ------------------  ------------------

         1,733,161             102,580             116,180
 ------------------  ------------------  ------------------


         2,207,252           (830,706)         (2,692,743)

 ------------------  ------------------  ------------------

         2,207,252           (830,706)         (2,692,743)
 ------------------  ------------------  ------------------


         1,473,653              57,301         (3,901,492)
 ------------------  ------------------  ------------------


$        5,414,066  $        (670,825)  $      (6,478,055)
 ==================  ==================  ==================


             3.34%               5.66%               1.26%
 ==================  ==================  ==================

             3.64%               3.32%               1.07%
 ==================  ==================  ==================


The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                             INVESCO VIF-HIGH                          JANUS ASPEN
                                                               YIELD FUND            INVESCO         SERIES FLEXIBLE
                                                                                 VIF-TECHNOLOGY      INCOME PORTFOLIO
                                                                                      FUND
                                                            ------------------  ------------------  ------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                              $        1,624,094  $                   $        1,937,827

EXPENSES:
    Mortality and expense risk                                        120,789              66,309             333,620
                                                            ------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                        1,503,305            (66,309)           1,604,207
                                                            ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares                   (4,571,781)        (12,048,737)             838,751
    Realized gain distributions
                                                            ------------------  ------------------  ------------------

    Net realized gain (loss)                                      (4,571,781)        (12,048,737)             838,751
                                                            ------------------  ------------------  ------------------

    Change in net unrealized appreciation (depreciation)
       on investments                                               2,657,943           6,823,853           1,228,642
                                                            ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                              $        (410,533)  $      (5,291,193)  $        3,671,600
                                                            ==================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                         11.42%                                   4.94%
                                                            ==================                      ==================

INVESTMENT INCOME RATIO (2001)                                          8.72%                                   6.24%
                                                            ==================                      ==================



-----------------------------------------------------------

                        JANUS ASPEN         JANUS ASPEN
    JANUS ASPEN           SERIES          SERIES WORLDWIDE
    SERIES GROWTH       INTERNATIONAL     GROWTH PORTFOLIO
     PORTFOLIO       GROWTH PORTFOLIO
 ------------------  ------------------  ------------------



$                   $          145,555  $          406,495


           334,222             158,011             424,045
 ------------------  ------------------  ------------------

         (334,222)            (12,456)            (17,550)
 ------------------  ------------------  ------------------


      (14,339,126)         (2,825,845)        (24,983,336)

 ------------------  ------------------  ------------------

      (14,339,126)         (2,825,845)        (24,983,336)
 ------------------  ------------------  ------------------


         1,926,393         (1,463,560)          10,581,445
 ------------------  ------------------  ------------------


$     (12,746,955)  $      (4,301,861)  $     (14,419,441)
 ==================  ==================  ==================


                                 0.79%               0.82%
                     ==================  ==================

             0.07%               1.00%               0.45%
 ==================  ==================  ==================


The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   PRUDENTIAL          SAFECO RST
                                                               MONTGOMERY          SERIES FUND       EQUITY PORTFOLIO
                                                             VARIABLE SERIES     EQUITY CLASS II
                                                               GROWTH FUND          PORTFOLIO
                                                            ------------------  ------------------  ------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                              $                   $            2,369  $           62,136

EXPENSES:
    Mortality and expense risk                                         27,196               4,541              63,116
                                                            ------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                         (27,196)             (2,172)               (980)
                                                            ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized loss on sale of fund shares                          (3,485,502)            (92,811)         (2,397,745)
    Realized gain distributions
                                                            ------------------  ------------------  ------------------

    Net realized loss                                             (3,485,502)            (92,811)         (2,397,745)
                                                            ------------------  ------------------  ------------------

    Change in net unrealized depreciation
       on investments                                               2,412,713            (35,123)             (9,591)
                                                            ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                              $      (1,099,985)  $        (130,106)  $      (2,408,316)
                                                            ==================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                                              0.44%               0.84%
                                                                                ==================  ==================

INVESTMENT INCOME RATIO (2001)                                          4.88%               0.49%               0.71%
                                                            ==================  ==================  ==================



    SAFECO RST            SCHWAB           SCHWAB MONEY
      GROWTH            MARKETTRACK       MARKET PORTFOLIO
   OPPORTUNITIES      GROWTH PORTFOLIO
     PORTFOLIO              II
 ------------------  ------------------  ------------------



$                   $          193,716  $        1,990,269


            86,844             101,917           1,287,507
 ------------------  ------------------  ------------------

          (86,844)              91,799             702,762
 ------------------  ------------------  ------------------


       (2,481,640)         (1,554,721)
            47,573              36,622
 ------------------  ------------------  ------------------

       (2,434,067)         (1,518,099)
 ------------------  ------------------  ------------------


       (2,994,269)           (778,813)
 ------------------  ------------------  ------------------


$      (5,515,180)  $      (2,205,113)  $          702,762
 ==================  ==================  ==================


                                 1.62%               1.31%
                     ==================  ==================

                                 2.60%               3.60%
                     ==================  ==================



The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                                             SCHWAB S&P                                             ZURICH
                                                             500 PORTFOLIO                         UNIVERSAL        SCUDDER
                                                                                                 INSTITUTIONAL       SVS I
                                                                                                FUND U.S. REAL      CAPITAL
                                                                            STRONG MULTI CAP    ESTATE PORTFOLIO    GROWTH
                                                                             VALUE FUND II                        PORTFOLIO
                                                            -------------- ------------------- ------------------ ------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                              $    1,039,028 $            53,046 $          404,835 $      9,116

EXPENSES:
    Mortality and expense risk                                    776,288             122,030            111,381       23,150
                                                            -------------- ------------------- ------------------ ------------

NET INVESTMENT INCOME (LOSS)                                      262,740            (68,984)            293,454     (14,034)
                                                            -------------- ------------------- ------------------ ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares              (10,366,367)         (2,643,359)             64,503  (1,023,792)
    Realized gain distributions                                                       646,340            310,367
                                                            -------------- ------------------- ------------------ ------------

    Net realized gain (loss)                                 (10,366,367)         (1,997,019)            374,870 0(1,023,792)
                                                            -------------- ------------------- ------------------ ------------

    Change in net unrealized depreciation
       on investments                                        (14,849,893)         (2,092,801)        (1,229,953)       47,088
                                                            -------------- ------------------- ------------------ ------------

NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                              $ (24,953,520) $       (4,158,804) $        (561,629) $  (990,738)
                                                            ============== =================== ================== ============


INVESTMENT INCOME RATIO (2002)                                      1.14%               0.37%              3.09%        0.33%
                                                            ============== =================== ================== ============

INVESTMENT INCOME RATIO (2001)                                      1.01%                                  3.71%        0.37%
                                                            ==============                     ================== ============


                ZURICH
             CUDDER SVS I
               GROWTH &
                INCOME
              PORTFOLIO        TOTAL SCHWAB
           S                 SELECT ANNUITY
            ---------------  ------------------



           $        19,075  $       11,288,596


                    16,425           6,049,716
            ---------------  ------------------

                     2,650           5,238,880
            ---------------  ------------------


                 (413,324)       (126,728,330)
                                     1,045,731
            ---------------  ------------------
           0
           0     (413,324)       (125,682,599)
            ---------------  ------------------
           0
           0
                 (129,416)         (2,192,971)
            ---------------  ------------------
           0

           $     (540,090)  $    (122,636,690)
            ===============  ==================


                     0.99%
            ===============

                     1.26%
            ===============


The accompanying notes are an integral part of these financial statements.                                             (Concluded)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                              ALGER AMERICAN      ALGER AMERICAN
                                                            BALANCED PORTFOLIO   GROWTH PORTFOLIO
                                                                                                        ALLIANCE VP
                                                                                                      GROWTH & INCOME
                                                                                                         PORTFOLIO
                                                            -------------------  ------------------  ------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
  Dividends                                                $            13,802  $              767  $           16,396

EXPENSES:
  Mortality and expense risk                                             7,808              11,751              16,887
                                                            -------------------  ------------------  ------------------

NET INVESTMENT GAIN  (LOSS)                                              5,994            (10,984)               (491)
                                                            -------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares                         (18,992)           (295,950)           (204,080)
  Realized gain distributions
                                                            -------------------  ------------------  ------------------

  Net realized gain (loss)                                            (18,992)           (295,950)           (119,814)
                                                            -------------------  ------------------  ------------------

  Change in net unrealized depreciation
     on investments                                                  (103,158)           (410,083)           (550,957)
                                                            -------------------  ------------------  ------------------

NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                $         (116,156)  $        (717,017)  $        (671,262)
                                                            ===================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                           1.22%               0.04%               0.66%
                                                            ===================  ==================  ==================



------------------------------------------------------------
    ALLIANCE VP          ALLIANCE
 GROWTH PORTFOLIO      BERNSTEIN VP          ALLIANCE
                        REAL ESTATE        BERNSTEIN VP
                        INVESTMENT        UTILITY INCOME
                         PORTFOLIO           PORTFOLIO
 ------------------  ------------------  ------------------



$                   $           60,168  $


             1,187              16,856                  28
 ------------------  ------------------  ------------------

           (1,187)              43,312                (28)
 ------------------  ------------------  ------------------


          (19,676)              53,549               (440)

 ------------------  ------------------  ------------------

          (19,676)              53,549               (440)
 ------------------  ------------------  ------------------


          (40,072)           (200,352)                (89)
 ------------------  ------------------  ------------------


$         (60,935)  $        (103,491)  $            (557)
 ==================  ==================  ==================


                                 2.38%
                     ==================


The accompanying notes are an integral part of these financial statements.                                               (Continued)





VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------

                                                             AMERICAN CENTURY    AMERICAN CENTURY    BERGER IPT-LARGE
                                                               VP INCOME &       VP INTERNATIONAL     CAP GROWTH FUND
                                                                GROWTH IV            PORTFOLIO
                                                                PORTFOLIO
                                                            -------------------  ------------------  ------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
  Dividends                                                $             2,165  $            6,814  $            3,950

EXPENSES:
  Mortality and expense risk                                             2,312              12,187               1,184
                                                            -------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                             (147)             (5,373)               2,766
                                                            -------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on sale of fund shares                         (44,823)             192,385            (58,573)
  Realized gain distributions
                                                            -------------------  ------------------  ------------------

  Net realized gain (loss)                                            (44,823)             192,385            (58,573)
                                                            -------------------  ------------------  ------------------

  Change in net unrealized depreciation
     on investments                                                   (21,623)            (44,358)            (20,423)
                                                            -------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                $          (66,593)  $          142,654  $         (76,230)
                                                            ===================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                           0.64%               0.36%               2.27%
                                                            ===================  ==================  ==================

INVESTMENT INCOME RATIO (2001)                                                                                   2.59%
                                                                                                     ==================




-----------------------------------------------------------

 BERGER IPT-SMALL      DELAWARE GPF       DEUTSCHE ASSET
  COMPANY GROWTH       PREMIUM SMALL      MANAGEMENT VIT
       FUND          CAP VALUE SERIES       EAFE EQUITY
                                            INDEX FUND
 ------------------  ------------------  ------------------



$                   $            8,596  $           19,694


             6,092              18,536               7,896
 ------------------  ------------------  ------------------

           (6,092)             (9,940)              11,798
 ------------------  ------------------  ------------------


         (469,799)            (10,250)                 957
                                19,672
 ------------------  ------------------  ------------------

         (469,799)               9,422                 957
 ------------------  ------------------  ------------------


         (101,403)           (402,832)            (17,364)
 ------------------  ------------------  ------------------


$        (577,294)  $        (403,350)  $          (4,609)
 ==================  ==================  ==================


                                 0.31%               1.65%
                     ==================    ==================



The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                              DEUTSCHE ASSET
                                                              MANAGEMENT VIT        DREYFUS VIF          DREYFUS VIF
                                                              SMALL CAP INDEX     GROWTH & INCOME         SMALL CAP
                                                                   FUND              PORTFOLIO            PORTFOLIO
                                                             ------------------  -------------------  ------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
     Dividends                                              $           11,407  $             3,858  $              694

EXPENSES:
     Mortality and expense risk                                          9,494                3,636              10,593
                                                             ------------------  -------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                             1,913                  222             (9,899)
                                                             ------------------  -------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized gain (loss) on sale of fund shares                     (356,868)             (38,769)           (432,657)
     Realized gain distributions                                           856
                                                             ------------------  -------------------  ------------------

     Net realized gain (loss)                                        (356,012)             (38,769)           (432,657)
                                                             ------------------  -------------------  ------------------

     Change in net unrealized appreciation (depreciation)
        on investments                                                (19,362)            (119,817)                 312
                                                             ------------------  -------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                              $        (373,461)  $         (158,364)  $        (442,244)
                                                             ==================  ===================  ==================


INVESTMENT INCOME RATIO (2002)                                           0.81%                0.72%               0.04%
                                                             ==================  ===================  ==================

INVESTMENT INCOME RATIO (2001)                                           2.38%                0.79%               0.79%
                                                             ==================  ===================  ==================


                        FEDERATED FUND
      FEDERATED             FOR US
    INTERNATIONAL         GOVERNMENT        INVESCO VIF-HIGH
    EQUITY FUND II       SECURITIES II         YIELD FUND
  -------------------  ------------------  -------------------



 $                    $           10,668  $           191,430


               7,203              33,427                8,651
  -------------------  ------------------  -------------------

             (7,203)            (22,759)              182,779
  -------------------  ------------------  -------------------


             568,165             225,377             (71,035)

  -------------------  ------------------  -------------------

             568,165             225,377             (71,035)
  -------------------  ------------------  -------------------


               3,927             169,256             (88,252)
  -------------------  ------------------  -------------------


 $           564,889  $          371,874  $            23,492
  ===================  ==================  ===================


                                   0.18%               14.81%
                       ==================  ===================

                                                       54.81%
                                           ===================




The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    J.P. MORGAN         JANUS ASPEN
                                                                  INVESCO         SERIES TRUST II     SERIES FLEXIBLE
                                                              VIF-TECHNOLOGY       SMALL COMPANY     INCOME PORTFOLIO
                                                                   FUND                FUND
                                                             ------------------  ------------------  ------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
    Dividends                                               $                   $            3,357  $          455,264

EXPENSES:
    Mortality and expense risk                                           1,761              10,327              61,334
                                                             ------------------  ------------------  ------------------

NET INVESTMENT INCOME (LOSS)                                           (1,761)             (6,970)             393,930
                                                             ------------------  ------------------  ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares                      (150,174)           (326,403)              68,566
    Realized gain distributions
                                                             ------------------  ------------------  ------------------

    Net realized gain (loss)                                         (150,174)           (326,403)              68,566
                                                             ------------------  ------------------  ------------------

    Change in net unrealized appreciation (depreciation)
       on investments                                                 (24,856)            (73,263)             444,767
                                                             ------------------  ------------------  ------------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                               $        (176,791)  $        (406,636)  $          907,263
                                                             ==================  ==================  ==================


INVESTMENT INCOME RATIO (2002)                                                               0.22%               5.03%
                                                                                 ==================  ==================

INVESTMENT INCOME RATIO (2001)                                                                                  11.03%
                                                                                                     ==================



   JANUS ASPEN         OPPENHEIMER       PBHG INSURANCE
SERIES WORLDWIDE         GLOBAL         SERIES LARGE CAP
GROWTH PORTFOLIO       SECURITIES       BROWTH PORTFOLIO
                         FUND/VA
------------------  ------------------  ------------------



$          17,179  $            6,062  $


           17,235              11,807               3,143
------------------  ------------------  ------------------

             (56)             (5,745)             (3,143)
------------------  ------------------  ------------------


        (223,834)           (334,851)            (48,700)

------------------  ------------------  ------------------

        (223,834)           (334,851)            (48,700)
------------------  ------------------  ------------------


         (83,139)            (88,077)           (100,683)
------------------  ------------------  ------------------


$       (307,029)  $        (428,673)  $        (152,526)
==================  ==================  ==================


            0.65%               0.35%
==================  ==================

            0.57%
==================


The accompanying notes are an integral part of these financial statements.                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         SAFECO RST
                                                                    PIMCO VIT HIGH    EQUITY PORTFOLIO    SCHWAB MARKETTRACK
                                                                    YIELD PORTFOLIO                       GROWTH PORTFOLIO II
                                                                   ------------------ ------------------ ----------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
     Dividends                                                    $            2,933 $            3,092 $               32,455

EXPENSES:
     Mortality and expense risk                                                  241              1,293                  8,449
                                                                   ------------------ ------------------ ----------------------

NET INVESTMENT INCOME (LOSS)                                                   2,692              1,799                 24,006
                                                                   ------------------ ------------------ ----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized gain (loss) on sale of fund shares                               4,642           (41,008)               (29,193)
     Realized gain distributions                                                                                         6,136
                                                                   ------------------ ------------------ ----------------------

     Net realized gain (loss)                                                  4,642           (41,008)               (23,057)
                                                                   ------------------ ------------------ ----------------------

     Change in net unrealized appreciation (depreciation)
        on investments                                                         1,187           (28,186)              (202,464)
                                                                   ------------------ ------------------ ----------------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                                    $            8,521 $         (67,395) $            (201,515)
                                                                   ================== ================== ======================


INVESTMENT INCOME RATIO (2002)                                                 2.03%              1.67%                  2.59%
                                                                   ================== ================== ======================

INVESTMENT INCOME RATIO (2001)                                                                    3.66%                  8.57%
                                                                                      ================== ======================




   SCHWAB MONEY                          STRONG VIF
 MARKET PORTFOLIO    SCHWAB S&P 500    MID-CAP GROWTH
                      PORTFOLIO          FUND II
 ------------------ ----------------- -----------------



$          477,103 $         144,098 $


           252,140            57,484             5,924
 ------------------ ----------------- -----------------

           224,963            86,614           (5,924)
 ------------------ ----------------- -----------------


                           (738,100)         (135,806)

 ------------------ ----------------- -----------------

                           (738,100)         (135,806)
 ------------------ ----------------- -----------------


                         (1,527,207)         (284,018)
 ------------------ ----------------- -----------------


$          224,963 $     (2,178,693) $       (425,748)
 ================== ================= =================


             1.28%             1.69%
 ================== =================

             2.50%             3.57%
 ================== =================


The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------

                                                                 STRONG VIF        ZURICH SCUDDER       ZURICH SCUDDER
                                                               PPORTUNITY FUND      SVS I CAPITAL      SVS II SMALL CAP
                                                                     II           GROWTH PORTFOLIO     GROWTH PORTFOLIO
                                                              ------------------  ------------------  -------------------
Schwab Signature Annuity:

INVESTMENT INCOME:
   Dividends                                                 $           10,697  $            1,421  $

EXPENSES:
   Mortality and expense risk                                            14,990               2,464                1,794
                                                              ------------------  ------------------  -------------------

NET INVESTMENT INCOME (LOSS)                                            (4,293)             (1,043)              (1,794)
                                                              ------------------  ------------------  -------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized loss on sale of fund shares                               (417,109)            (63,674)             (75,106)
   Realized gain distributions                                           50,698                   0                    0
                                                              ------------------  ------------------  -------------------

   Net realized loss                                                  (366,411)            (63,674)             (75,106)
                                                              ------------------  ------------------  -------------------

   Change in net unrealized depreciation on investments               (396,293)            (83,490)             (18,410)
                                                              ------------------  ------------------  -------------------


NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS         $        (766,997)  $        (148,207)  $          (95,310)
                                                              ==================  ==================  ===================


INVESTMENT INCOME RATIO (2002)                                            0.48%               0.39%
                                                              ==================  ==================

INVESTMENT INCOME RATIO (2001)                                            1.19%
                                                              ==================



-----------------------


     TOTAL SCHWAB
   SIGNATURE ANNUITY
 ----------------------



$            1,504,070


               626,114
 ----------------------

               877,956
 ----------------------


           (3,492,229)
               161,628
 ----------------------

           (3,330,601)
 ----------------------

           (4,430,782)
 ----------------------


$          (6,883,427)
 ======================




The accompanying notes are an integral part of these financial statements.                                              (Concluded)



VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------


                                                      ALGER AMERICAN GROWTH PORTFOLIO
                                               -----------------------------------------------
                                                           2002                   2001
                                               -----------------------------------------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)              $                   (305,777)$        (349,413)
    Net realized gain (loss)                                   (19,597,722)           656,618
    Change in net unrealized appreciation
       (depreciation) on investments                              3,941,433       (9,217,991)
                                               -----------------------------------------------

    Increase (decrease) in net assets
    resulting
       from operations                                         (15,962,066)       (8,910,786)
                                               -----------------------------------------------

CONTRACT TRANSACTIONS:
    Purchase payments                                               644,496         2,283,820
    Redemptions                                                 (4,476,706)       (4,214,943)
    Transfers between subaccounts, net                          (6,914,152)       (1,544,364)
    Contract maintenance charges                                   (10,201)          (10,712)
    Adjustments to net assets allocated to
    contracts
       in payout phase                                                  302
                                               -----------------------------------------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                                   (10,756,261)       (3,486,199)
                                               -----------------------------------------------

    Total increase (decrease) in net assets                    (26,718,327)      (12,396,985)

NET ASSETS:
    Beginning of period                                          52,489,441        64,886,426
                                               -----------------------------------------------

    End of period                             $                  25,771,114$       52,489,441
                                               ===============================================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                 765,483
                                                                                    501,506
    Units redeemed                                           (1,511,969)
                                                                                   (732,453)
                                               -----------------------------------------------

    Net increase (decrease)                                       (746,486)         (230,947)
                                               ===============================================



  AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO                     BARON CAPITAL ASSET FUND
------------------------------------------------            --------------------------------------
          2002                       2001                           2002               2001
--------------------------     -----------------            --------------------------------------





$                     254     $        (99,824)            $           (142,000)$        (85,391)
              (1,672,830)           (5,033,780)                            5,654         (41,925)

                 (95,507)               455,225                      (2,897,801)        1,167,627
--------------------------     -----------------            --------------------------------------



              (1,768,083)           (4,678,379)                      (3,034,147)        1,040,311
--------------------------     -----------------            --------------------------------------


                  226,852               478,965                          446,691          453,451
              (1,275,757)           (4,984,862)                      (1,735,255)        (378,862)
                (141,256)             3,777,088                        7,724,426        4,630,875
                  (1,598)               (1,323)                          (2,672)          (1,244)



--------------------------     -----------------            --------------------------------------



              (1,191,759)             (730,132)                        6,433,190        4,704,220
--------------------------     -----------------            --------------------------------------

              (2,959,842)           (5,408,511)                        3,399,043        5,744,531


               10,364,002            15,772,513                       12,953,897        7,209,366
--------------------------     -----------------            --------------------------------------

$               7,404,160     $      10,364,002            $          16,352,940$      12,953,897
==========================     =================            ======================================



              5,265,640               3,850,421                        1,230,858          658,471

            (5,337,614)              (3,902,282)                        (719,300)        (256,608)
--------------------------     -----------------            --------------------------------------

                 (71,974)              (51,861)                          511,558          401,863
==========================     =================            ======================================



The accompanying notes are an integral part of these financial statements.                                              (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                BERGER IPT-SMALL COMPANY GROWTH FUND    DEUTSCHE ASSET MANAGEMENT VIT EAFE
                                                                                                EQUITY INDEX FUND
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                 2002               2001
                                                ---------------------- --------------  ----------------------- --------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $            (137,541) $    (278,041)  $                21,650 $     (32,195)
    Net realized gain (loss)                             (15,336,078)   (10,712,015)                (896,019)      (791,730)
    Change in net unrealized appreciation
       (depreciation) on investments                        3,731,150    (4,833,268)                (120,717)         33,019
                                                ---------------------- --------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting
       from operations                                   (11,742,469)   (15,823,324)                (995,086)      (790,906)
                                                ---------------------- --------------  ----------------------- --------------

CONTRACT TRANSACTIONS:
    Purchase payments                                         332,710      1,669,350                  158,137        890,043
    Redemptions                                           (2,093,037)    (2,386,143)                (841,650)    (4,591,856)
    Transfers between subaccounts, net                    (5,192,175)    (1,866,079)                1,031,610      5,975,994
    Contract maintenance charges                              (4,982)        (6,001)                    (435)          (245)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                ---------------------- --------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                              (6,957,484)    (2,588,873)                  347,662      2,273,936
                                                ---------------------- --------------  ----------------------- --------------

    Total increase (decrease) in net assets              (18,699,953)   (18,412,197)                (647,424)      1,483,030

NET ASSETS:
    Beginning of period                                    27,440,485     45,852,682                4,365,682      2,882,652
                                                ---------------------- --------------  ----------------------- --------------

    End of period                              $            8,740,532 $   27,440,485  $             3,718,258 $    4,365,682
                                                ====================== ==============  ======================= ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued
                                                              212,138       645,174                 6,495,991       5,161,076
    Units redeemed
                                                            (836,759)      (818,943)               (6,439,658)     (4,862,161)
                                                ---------------------- --------------  ----------------------- --------------

    Net increase (decrease)                                 (624,621)      (173,769)                   56,333        298,915
                                                ====================== ==============  ======================= ==============



  DEUTSCHE ASSET MANAGEMENT VIT SMALL
           CAP INDEX FUND
 --------------------------------------
          2002               2001
 --------------------------------------





$              (19,386)$         2,362
            (1,197,083)        125,717

            (1,243,374)       (50,491)
 --------------------------------------



            (2,459,843)         77,588
 --------------------------------------


                249,181        981,792
            (1,612,246)      (475,341)
              2,567,852      3,738,699
                  (998)          (542)



 --------------------------------------



              1,203,789      4,244,608
 --------------------------------------

            (1,256,054)      4,322,196


              9,483,881      5,161,685
 --------------------------------------

$             8,227,827$     9,483,881
 ======================================



               763,301         553,534

              (676,967)       (174,784)
 --------------------------------------

                 86,334        378,750
 ======================================



The accompanying notes are an integral part of these financial statements.                                            (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                 DREYFUS VIF APPRECIATION PORTFOLIO    DREYFUS VIF GROWTH & INCOME PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                         2002               2001                2002                2001
                                                -------------------------------------  ------------------------ -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $                (9,087)$      15,291  $               (13,523) $    (14,762)
    Net realized loss                                       (2,020,133)    (210,413)                 (890,971)     (772,908)
    Change in net unrealized depreciation
       on investments                                         (700,255)    (243,659)                 (673,621)      (15,293)
                                                -------------------------------------  ------------------------ -------------

    Decrease in net assets resulting
       from operations                                      (2,729,475)    (438,781)               (1,578,115)     (802,963)
                                                -------------------------------------  ------------------------ -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                           307,936    1,009,675                   199,678       345,800
    Redemptions                                            (24,748,055)    (423,950)                 (655,096)     (615,284)
    Transfers between subaccounts, net                       27,600,002    3,056,332               (2,009,187)     5,799,082
    Contract maintenance charges                                (1,312)        (756)                     (702)         (441)
    Adjustments to net assets allocated to
    contracts
       in payout phase                                                                                     695
                                                -------------------------------------  ------------------------ -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                                  3,158,571    3,641,301               (2,464,612)     5,529,157
                                                -------------------------------------  ------------------------ -------------

    Total increase (decrease) in net assets                     429,096    3,202,520               (4,042,727)     4,726,194

NET ASSETS:
    Beginning of period                                       7,986,639    4,784,119                 7,440,442     2,714,248
                                                -------------------------------------  ------------------------ -------------

    End of period                              $              8,415,735$   7,986,639  $              3,397,715 $   7,440,442
                                                =====================================  ======================== =============

CHANGES IN UNITS OUTSTANDING:
     Units issued
                                                              24,712,370     581,619                  246,570         902,725
     Units redeemed
                                                             (24,469,382)   (175,430)                (544,930)       (389,359)
                                                -------------------------------------  ------------------------ -------------

    Net increase (decrease)                                     242,988      406,189                 (298,360)       513,366
                                                =====================================  ======================== =============




  FEDERATED AMERICAN LEADERS FUND II
 --------------------------------------
          2002               2001
 --------------------------------------





$                62,199$        99,575
            (1,477,290)      (244,451)
                                     0
            (3,858,399)    (1,072,627)
 --------------------------------------


            (5,273,490)    (1,217,503)
 --------------------------------------


                431,610      1,329,845
            (2,454,570)    (1,282,349)
              1,108,513      4,675,786
                (3,289)        (2,819)


                  6,194
 --------------------------------------



              (911,542)      4,720,463
 --------------------------------------

            (6,185,032)      3,502,960


             24,282,986     20,780,026
 --------------------------------------

$            18,097,954$    24,282,986
 ======================================



               365,463         603,067

              (452,179)       (323,332)
 --------------------------------------

               (86,716)        279,735
 ======================================


The accompanying notes are an integral part of these financial statements.                                        (Continued)




VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                 FEDERATED FUND FOR U.S. GOVERNMENT
                                                           SECURITIES II                     FEDERATED UTILITY FUND II
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                 2002                2001
                                                ---------------------- --------------  ------------------------ -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                      $            1,733,161 $    1,424,040  $                102,580 $      75,649  $
    Net realized gain (loss)                                2,207,252        871,150                 (830,706)     (481,924)
    Change in net unrealized appreciation
       (depreciation) on investments                        1,473,653        465,334                    57,301      (67,654)
                                                ---------------------- --------------  ------------------------ -------------

    Increase (decrease) in net assets
    resulting
       from operations                                      5,414,066      2,760,524                 (670,825)     (473,929)
                                                ---------------------- --------------  ------------------------ -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                       1,052,466      4,636,168                    62,688       101,287
    Redemptions                                          (10,099,142)    (4,882,852)                 (231,091)     (304,911)
    Transfers between subaccounts, net                     20,653,682     17,039,710                  (50,844)      (47,356)
    Contract maintenance charges                              (4,960)        (2,642)                     (403)         (518)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                ---------------------- --------------  ------------------------ -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                               11,602,046     16,790,384                 (219,650)     (251,498)
                                                ---------------------- --------------  ------------------------ -------------

    Total increase (decrease) in net assets                17,016,112     19,550,908                 (890,475)     (725,427)

NET ASSETS:
    Beginning of period                                    58,968,335     39,417,427                 2,614,897     3,340,324
                                                ---------------------- --------------  ------------------------ -------------

    End of period                              $           75,984,447 $   58,968,335  $              1,724,422 $   2,614,897  $
                                                ====================== ==============  ======================== =============

CHANGES IN UNITS OUTSTANDING:
    Units issued
                                                            3,210,872      2,832,846                    155,061      136,184
    Units redeemed
                                                           (2,351,516)    (1,530,265)                  (185,005)    (158,314)
                                                ---------------------- --------------  ------------------------ -------------

    Net increase (decrease)                                   859,356      1,302,581                  (29,944)      (22,130)
                                                ====================== ==============  ======================== =============


 INVESCO VIF-CORE EQUITY INCOME FUND
--------------------------------------
         2002               2001
--------------------------------------





               116,180$        81,085
           (2,692,743)      (172,324)

           (3,901,492)    (3,813,771)
--------------------------------------



           (6,478,055)    (3,905,010)
--------------------------------------


               556,743      1,725,980
           (3,815,569)    (2,037,523)
           (5,199,729)      3,041,653
               (4,254)        (3,863)


                 3,814
--------------------------------------



           (8,458,995)      2,726,247
--------------------------------------

          (14,937,050)    (1,178,763)


            35,560,265     36,739,028
--------------------------------------

            20,623,215$    35,560,265
======================================



             260,849          471,170

            (867,467)        (323,680)
--------------------------------------

             (606,618)        147,490
======================================





The accompanying notes are an integral part of these financial statements.                                    (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------



                                                    INVESCO VIF-HIGH YIELD FUND             INVESCO VIF-TECHNOLOGY FUND
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                2002                2001
                                                ---------------------- --------------  ---------------------- ---------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $            1,503,305 $    1,706,287  $             (66,309) $     (127,335)
    Net realized gain (loss)                              (4,571,781)    (3,573,696)            (12,048,737)    (12,090,981)
    Change in net unrealized appreciation                                          0
       (depreciation) on investments                        2,657,943    (1,421,593)               6,823,853       1,345,192
                                                ---------------------- --------------  ---------------------- ---------------

    Increase (decrease) in net assets
    resulting
       from operations                                      (410,533)    (3,289,002)             (5,291,193)    (10,873,124)
                                                ---------------------- --------------  ---------------------- ---------------

CONTRACT TRANSACTIONS:
    Purchase payments                                         181,545      1,137,198                 138,781         620,110
    Redemptions                                           (1,580,496)    (2,155,492)               (898,236)       (748,944)
    Transfers between subaccounts, net                      (614,674)      (280,813)             (1,613,856)       (255,988)
    Contract maintenance charges                              (1,695)        (1,910)                 (3,659)         (3,956)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                ---------------------- --------------  ---------------------- ---------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                              (2,015,320)    (1,301,017)             (2,376,970)       (388,778)
                                                ---------------------- --------------  ---------------------- ---------------

    Total increase (decrease) in net assets               (2,425,853)    (4,590,019)             (7,668,163)    (11,261,902)

NET ASSETS:
    Beginning of period                                    17,491,104     22,081,123              12,784,934      24,046,836
                                                ---------------------- --------------  ---------------------- ---------------

    End of period                              $           15,065,251 $   17,491,104  $            5,116,771 $    12,784,934
                                                ====================== ==============  ====================== ===============

CHANGES IN UNITS OUTSTANDING:
    Units issued
                                                            1,032,093     1,309,595                1,851,289       1,817,655
    Units redeemed
                                                           (1,248,271)    (1,426,295)             (2,874,734)     (1,860,770)
                                                ---------------------- --------------  ---------------------- ---------------

    Net increase (decrease)                                 (216,178)      (116,700)             (1,023,445)        (43,115)
                                                ====================== ==============  ====================== ===============



  JANUS ASPEN SERIES FLEXIBLE INCOME
               PORTFOLIO
 --------------------------------------
         2002                2001
 ---------------------- ---------------





$            1,604,207 $     1,356,354
               838,751         308,644
                                     0
             1,228,642       (182,712)
 ---------------------- ---------------



             3,671,600       1,482,286
 ---------------------- ---------------


               883,571       2,083,736
           (6,130,979)     (2,651,284)
            13,886,960      14,156,848
               (3,040)         (1,399)



 ---------------------- ---------------



             8,636,512      13,587,901
 ---------------------- ---------------

            12,308,112      15,070,187


            32,113,311      17,043,124
 ---------------------- ---------------

$           44,421,423 $    32,113,311
 ====================== ===============



             3,073,446       1,909,388

            (2,320,292)      (668,129)
 ---------------------- ---------------

               753,154       1,241,259
 ====================== ===============



The accompanying notes are an integral part of these financial
statements.                                                                                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                JANUS ASPEN SERIES GROWTH PORTFOLIO      JANUS ASPEN SERIES INTERNATIONAL
                                                                                                 GROWTH PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                 2002               2001
                                                -------------------------------------  ----------------------- --------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $            (334,222)$     (532,715)  $              (12,456) $       38,611
    Net realized loss                                    (14,339,126)    (7,841,142)              (2,825,845)    (9,407,402)
    Change in net unrealized appreciation
       (depreciation) on investments                        1,926,393   (13,161,098)              (1,463,560)      2,621,751
                                                -------------------------------------  ----------------------- --------------

    Decrease in net assets resulting
       from operations                                   (12,746,955)   (21,534,955)              (4,301,861)    (6,747,040)
                                                -------------------------------------  ----------------------- --------------

CONTRACT TRANSACTIONS:
    Purchase payments                                         289,180      2,049,931                1,823,853      2,315,343
    Redemptions                                           (5,242,793)    (4,567,828)              (3,041,391)    (1,364,199)
    Transfers between subaccounts, net                   (10,086,634)    (8,638,651)              (3,590,621)      (981,688)
    Contract maintenance charges                             (11,542)       (12,438)                  (4,143)        (4,150)
    Adjustments to net assets allocated to
    contracts
       in payout phase                                            541
                                                -------------------------------------  ----------------------- --------------

    Decrease in net assets resulting from
       contract transactions                             (15,051,248)   (11,168,986)              (4,812,302)       (34,694)
                                                -------------------------------------  ----------------------- --------------

    Total decrease in net assets                         (27,798,203)   (32,703,941)              (9,114,163)    (6,781,734)

NET ASSETS:
    Beginning of period                                    54,438,566     87,142,507               22,800,129     29,581,863
                                                -------------------------------------  ----------------------- --------------

    End of period                              $           26,640,363$    54,438,566  $            13,685,966 $   22,800,129
                                                =====================================  ======================= ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                             208,659         444,204               16,390,251      4,471,517
    Units redeemed                                        (1,388,001)      1,142,418)             (16,783,567)    (4,444,913)
                                                -------------------------------------  ----------------------- --------------

    Net increase (decrease)                               (1,179,342)      (698,214)                (393,316)         26,604
                                                =====================================  ======================= ==============



  JANUS ASPEN SERIES WORLDWIDE GROWTH
               PORTFOLIO
 --------------------------------------
         2002               2001
 --------------------------------------





$             (17,550)$      (312,857)
          (24,983,336)    (16,976,260)

            10,581,445     (5,751,884)
 --------------------------------------


          (14,419,441)    (23,041,001)
 --------------------------------------


               772,453       1,916,410
           (6,651,725)     (6,372,745)
           (8,090,120)    (14,471,404)
              (14,346)        (15,727)


                   270
 --------------------------------------


          (13,983,468)    (18,943,466)
 --------------------------------------

          (28,402,909)    (41,984,467)


            63,654,485     105,638,952
 --------------------------------------

$           35,251,576$     63,654,485
 ======================================


            12,743,720       1,718,529
           (13,685,709)     (2,757,821)
 --------------------------------------

             (941,989)     (1,039,292)
 ======================================



The accompanying notes are an integral part of these financial
statements.                                                                                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                 MONTGOMERY VARIABLE SERIES GROWTH      PRUDENTIAL SERIES FUND EQUITY CLASS
                                                                FUND                               II PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                         2002              2001                 2002                2001
                                                -------------------------------------  ------------------------ -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $              (27,196)$      224,217  $                (2,172) $     (4,358)
    Net realized loss                                      (3,485,502)     (276,805)                  (92,811)     (282,564)
    Change in net unrealized depreciation
       on investments                                        2,412,713   (1,369,250)                  (35,123)       145,404
                                                -------------------------------------  ------------------------ -------------

    Decrease in net assets resulting
       from operations                                     (1,099,985)   (1,421,838)                 (130,106)     (141,518)
                                                -------------------------------------  ------------------------ -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                          105,198       449,311                     8,203        91,991
    Redemptions                                            (2,735,550)     (280,060)                 (130,236)     (177,652)
    Transfers between subaccounts, net                     (1,456,637)     (222,907)                 (411,367)     (327,276)
    Contract maintenance charges                                 (731)         (830)                     (101)         (113)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                -------------------------------------  ------------------------ -------------

    Decrease in net assets resulting from
       contract transactions                               (4,087,720)      (54,486)                 (533,501)     (413,050)
                                                -------------------------------------  ------------------------ -------------

    Total decrease in net assets                           (5,187,705)   (1,476,324)                 (663,607)     (554,568)

NET ASSETS:
    Beginning of period                                      5,187,705     6,664,029                 1,052,766     1,607,334
                                                -------------------------------------  ------------------------ -------------

    End of period                              $                     0$    5,187,705  $                389,159 $   1,052,766
                                                =====================================  ======================== =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               27,356        131,107                   18,230        199,433
    Units redeemed                                           (480,669)      (135,293)                 (80,159)      (239,890)
                                                -------------------------------------  ------------------------ -------------

    Net decrease                                             (453,313)       (4,186)                  (61,929)      (40,457)
                                                =====================================  ======================== =============



      SAFECO RST EQUITY PORTFOLIO
 --------------------------------------
          2002               2001
 --------------------------------------





$                 (980)$      (17,195)
            (2,397,745)      (676,679)
                                     0
                (9,591)      (588,183)
 --------------------------------------


            (2,408,316)    (1,282,057)
 --------------------------------------


                 87,351        180,604
              (770,195)      (606,324)
            (2,837,410)      (654,046)
                (1,661)        (1,776)



 --------------------------------------


            (3,521,915)    (1,081,542)
 --------------------------------------

            (5,930,231)    (2,363,599)


             10,848,178     13,211,777
 --------------------------------------

$             4,917,947$    10,848,178
 ======================================


               142,755         103,044
              (471,914)       (183,877)
 --------------------------------------

              (329,159)       (80,833)
 ======================================



The accompanying notes are an integral part of these financial
statements.                                                                                                   (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                  SAFECO RST GROWTH OPPORTUNITIES       SCHWAB MARKETTRACK GROWTH PORTFOLIO
                                                             PORTFOLIO                                  II
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                 2002               2001
                                                ---------------------- --------------  ----------------------- --------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $             (86,844) $     (78,548)  $                91,799 $      227,309
    Net realized loss                                     (2,434,067)      (724,281)              (1,518,099)      (205,148)
    Change in net unrealized appreciation
       (depreciation) on investments                      (2,994,269)      2,545,873                (778,813)    (1,366,545)
                                                ---------------------- --------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting
       from operations                                    (5,515,180)      1,743,044              (2,205,113)    (1,344,384)
                                                ---------------------- --------------  ----------------------- --------------

CONTRACT TRANSACTIONS:
    Purchase payments                                         387,728        580,841                  402,835      1,082,770
    Redemptions                                             (999,679)      (580,013)              (1,705,101)    (1,113,300)
    Transfers between subaccounts, net                    (1,096,991)      5,530,701                1,220,672      1,306,583
    Contract maintenance charges                              (2,027)        (1,189)                  (2,807)        (2,298)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                ---------------------- --------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                              (1,710,969)      5,530,340                 (84,401)      1,273,755
                                                ---------------------- --------------  ----------------------- --------------

    Total increase (decrease) in net assets               (7,226,149)      7,273,384              (2,289,514)       (70,629)

NET ASSETS:
    Beginning of period                                    13,404,283      6,130,899               13,067,306     13,137,935
                                                ---------------------- --------------  ----------------------- --------------

    End of period                              $            6,178,134 $   13,404,283  $            10,777,792 $   13,067,306
                                                ====================== ==============  ======================= ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                            1,554,115      3,709,736                 391,032         240,183
    Units redeemed                                         (1,825,160)    (3,219,522)               (405,610)       (162,228)
                                                ---------------------- --------------  ----------------------- --------------

    Net increase (decrease)                                 (271,045)        490,214                 (14,578)         77,955
                                                ====================== ==============  ======================= ==============



     SCHWAB MONEY MARKET PORTFOLIO
 --------------------------------------
         2002               2001
 --------------------------------------





$              702,762$      4,522,927



 --------------------------------------



               702,762       4,522,927
 --------------------------------------


            85,960,084     137,332,924
          (68,681,669)    (51,838,398)
          (45,822,310)    (72,402,680)
              (31,363)        (24,201)


                 9,065           1,019
 --------------------------------------



          (28,566,193)      13,068,664
 --------------------------------------

          (27,863,431)      17,591,591


           165,358,499     147,766,908
 --------------------------------------

$          137,495,068$    165,358,499
 ======================================


            26,840,917      26,356,243
           (29,165,734)    (25,264,012)
 --------------------------------------

           (2,324,817)       1,092,231
 ======================================


The accompanying notes are an integral part of these financial
statements.                                                                                                            (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                      SCHWAB S&P 500 PORTFOLIO            STRONG MULTI CAP VALUE FUND II
                                                -------------------------------------  --------------------------------------
                                                        2002               2001                 2002               2001
                                                -------------------------------------  ----------------------- --------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $              262,740$       172,527  $              (68,984) $     (93,210)
    Net realized gain (loss)                             (10,366,367)    (3,117,337)              (1,997,019)      (186,676)
    Change in net unrealized depreciation                                                                                  0
       on investments                                    (14,849,893)   (12,540,187)              (2,092,801)        130,422
                                                -------------------------------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting
       from operations                                   (24,953,520)   (15,484,997)              (4,158,804)      (149,464)
                                                -------------------------------------  ----------------------- --------------

CONTRACT TRANSACTIONS:
    Purchase payments                                       2,648,806      7,983,490                  500,079        946,432
    Redemptions                                          (10,074,928)    (8,613,860)              (1,382,050)    (1,343,875)
    Transfers between subaccounts, net                      (793,500)     14,755,362                  965,923      9,394,498
    Contract maintenance charges                             (22,641)       (20,299)                  (1,791)          (881)
    Adjustments to net assets allocated to
    contracts
       in payout phase                                          2,137                                   5,293          2,044
                                                -------------------------------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                              (8,240,126)     14,104,693                   87,454      8,998,218
                                                -------------------------------------  ----------------------- --------------

    Total increase (decrease) in net assets              (33,193,646)    (1,380,304)              (4,071,350)      8,848,754

NET ASSETS:
    Beginning of period                                   110,371,336    111,751,640               13,994,794      5,146,040
                                                -------------------------------------  ----------------------- --------------

    End of period                              $           77,177,690$   110,371,336  $             9,923,444 $   13,994,794
                                                =====================================  ======================= ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                           2,148,371       2,274,113                3,042,960      1,777,364
    Units redeemed                                        (2,759,847)     (1,478,327)              (3,144,955)      (867,368)
                                                -------------------------------------  ----------------------- --------------

    Net increase (decrease)                                 (611,476)        795,786                (101,995)        909,996
                                                =====================================  ======================= ==============



   UNIVERSAL INSTITUTIONAL FUND U.S.
         REAL ESTATE PORTFOLIO
 --------------------------------------
          2002               2001
 --------------------------------------





$               293,454$       276,007
                374,870        767,569

            (1,229,953)      (454,230)
 --------------------------------------



              (561,629)        589,346
 --------------------------------------


                275,213        599,759
            (1,970,566)      (661,922)
              4,852,967        799,424
                (1,865)          (943)


                  2,058
 --------------------------------------



              3,157,807        736,318
 --------------------------------------

              2,596,178      1,325,664


             10,185,655      8,859,991
 --------------------------------------

$            12,781,833$    10,185,655
 ======================================


              1,028,052       1,087,870
               (799,078)     (1,044,110)
 --------------------------------------

                228,974         43,760
 ======================================



The accompanying notes are an integral part of these financial
statements.                                                                                            (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                ZURICH SCUDDER SVS I CAPITAL GROWTH    ZURICH SCUDDER SVS I GROWTH & INCOME
                                                             PORTFOLIO                               PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                         2002              2001                 2002                2001
                                                -------------------------------------  ------------------------ -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $              (14,034)$     (19,701)  $                  2,650 $       8,833
    Net realized loss                                      (1,023,792)     (978,894)                 (413,324)     (119,353)
    Change in net unrealized depreciation
       on investments                                           47,088     (170,269)                 (129,416)     (155,598)
                                                -------------------------------------  ------------------------ -------------

    Decrease in net assets resulting
       from operations                                       (990,738)   (1,168,864)                 (540,090)     (266,118)
                                                -------------------------------------  ------------------------ -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                           62,962       342,723                    77,820       570,200
    Redemptions                                              (217,174)     (172,021)                 (229,993)     (144,429)
    Transfers between subaccounts, net                       (788,894)       405,321                 (825,156)     1,118,313
    Contract maintenance charges                                 (653)         (495)                     (310)         (178)
    Adjustments to net assets allocated to
    contracts
       in payout phase
                                                -------------------------------------  ------------------------ -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                                 (943,759)       575,528                 (977,639)     1,543,906
                                                -------------------------------------  ------------------------ -------------

    Total increase (decrease) in net assets                (1,934,497)     (593,336)               (1,517,729)     1,277,788

NET ASSETS:
    Beginning of period                                      3,963,836     4,557,172                 3,006,086     1,728,298
                                                -------------------------------------  ------------------------ -------------

    End of period                              $             2,029,339$    3,963,836  $              1,488,357 $   3,006,086
                                                =====================================  ======================== =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                              113,267        305,299                   109,327       290,681
    Units redeemed                                           (232,152)      (269,830)                 (241,233)     (104,738)
                                                -------------------------------------  ------------------------ -------------

    Net increase (decrease)                                  (118,885)        35,469                 (131,906)       185,943
                                                =====================================  ======================== =============



      TOTAL SCHWAB SELECT ANNUITY
 --------------------------------------
       2002                2001
 ------------------ -------------------





$        5,238,880 $         8,185,529
     (125,682,599)        (72,188,990)

       (2,192,971)        (47,566,456)
 ------------------ -------------------


     (122,636,690)       (111,569,917)
 ------------------ -------------------


        99,274,850         176,189,949
     (166,480,935)       (109,971,222)
      (15,922,906)         (2,490,983)
         (140,181)           (123,889)

                 0                   0
            30,369               3,063
 ------------------ -------------------



      (83,238,803)          63,606,918
 ------------------ -------------------

     (205,875,493)        (47,962,999)


       807,673,925         855,636,924
 ------------------ -------------------

$      601,798,432 $       807,673,925
 ================== ===================


       114,400,436          65,043,754
      (122,299,831)        (58,917,152)
 ------------------ -------------------

       (7,899,395)           6,126,602
 ================== ===================


The accompanying notes are an integral part of these financial
statements.                                                                                                 (Concluded)





VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                  ALGER AMERICAN BALANCED PORTFOLIO        ALGER AMERICAN GROWTH PORTFOLIO
                                                --------------------------------------  ---------------------------------------
                                                      2002                2001                2002                 2001
                                                ------------------  ------------------  ------------------  -------------------
Schwab Signature Annuity:                                                  (1)                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $            5,994  $          (1,040)  $         (10,984)  $           (3,471)
    Net realized loss                                    (18,992)             (1,173)           (295,950)             (11,839)
    Change in net unrealized appreciation
       (depreciation) on investments                    (103,158)               9,238           (410,083)             (43,583)
                                                ------------------  ------------------  ------------------  -------------------

    Increase (decrease) in net assets
    resulting
       from operations                                  (116,156)               7,025           (717,017)             (58,893)
                                                ------------------  ------------------  ------------------  -------------------

CONTRACT TRANSACTIONS:
    Purchase payments                                     355,292             397,023             715,550            1,188,637
    Redemptions                                          (23,953)             (5,395)           (101,701)              (7,060)
    Transfers between subaccounts, net                  1,133,304             136,664             339,182              329,666
                                                ------------------  ------------------  ------------------  -------------------

    Increase in net assets resulting from
       contract transactions                            1,464,643             528,292             953,031            1,511,243
                                                ------------------  ------------------  ------------------  -------------------

    Total increase in net assets                        1,348,487             535,317             236,014            1,452,350

NET ASSETS:
    Beginning of period                                   535,317                               1,452,350
                                                ------------------  ------------------  ------------------  -------------------

    End of period                              $        1,883,804  $          535,317  $        1,688,364  $         1,452,350
                                                ==================  ==================  ==================  ===================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                          213,535             79,794              272,959              171,170
    Units redeemed                                        (45,750)           (24,597)            (151,039)              (7,904)
                                                ------------------  ------------------  ------------------  -------------------

    Net increase                                          167,785              55,197             121,920              163,266
                                                ==================  ==================  ==================  ===================


----------------------------------------

 ALLIANCE VP GROWTH & INCOME PORTFOLIO
 ---------------------------------------
        2002                2001
 -------------------  ------------------
                             (1)




$             (491)  $          (2,953)
          (119,814)             (7,719)

          (550,957)              57,506
 -------------------  ------------------



          (671,262)              46,834
 -------------------  ------------------


          1,204,634             537,456
           (70,299)             (9,470)
          1,220,851           1,052,776
 -------------------  ------------------


          2,355,186           1,580,762
 -------------------  ------------------

          1,683,924           1,627,596


          1,627,596
 -------------------  ------------------

$         3,311,520  $        1,627,596
 ===================  ==================


            398,248             183,811
           (115,968)           (10,413)
 -------------------  ------------------

            282,280             173,398
 ===================  ==================



(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
----------------------------------------------------------------------------------------------------------------------------------



                                                                                            ALLIANCE BERNSTEIN VP REAL ESTATE
                                                      ALLIANCE VP GROWTH PORTFOLIO                 INVESTMENT PORTFOLIO
                                                  --------------------------------------  ---------------------------------------
                                                        2002                2001                 2002                2001
                                                  ------------------  ------------------  ------------------- -------------------
Schwab Signature Annuity:                                                    (1)                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $          (1,187)  $            (292)  $            43,312 $             (864)
    Net realized gain (loss)                               (19,676)             (6,813)               53,549               7,508
    Change in net unrealized appreciation
       (depreciation) on investments                       (40,072)               7,382            (200,352)              15,151
                                                  ------------------  ------------------  ------------------- -------------------

    Increase (decrease) in net assets
    resulting
       from operations                                     (60,935)                 277            (103,491)              21,795
                                                  ------------------  ------------------  ------------------- -------------------

CONTRACT TRANSACTIONS:
    Purchase payments                                        65,642              63,658            1,918,161             114,883
    Redemptions                                             (4,222)            (77,437)            (111,736)             (1,162)
    Transfers between subaccounts, net                      127,800             142,127            1,309,534             576,523
                                                  ------------------  ------------------  ------------------- -------------------

    Increase in net assets resulting from
       contract transactions                                189,220             128,348            3,115,959             690,244
                                                  ------------------  ------------------  ------------------- -------------------

    Total increase in net assets                            128,285             128,625            3,012,468             712,039

NET ASSETS:
    Beginning of period                                     128,625                                  712,039
                                                  ------------------  ------------------  ------------------- -------------------

    End of period                                $          256,910  $          128,625  $         3,724,507 $           712,039
                                                  ==================  ==================  =================== ===================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                             47,773              26,709              435,652             148,612
    Units redeemed                                          (20,826)            (11,714)            (169,405)           (84,183)
                                                  ------------------  ------------------  ------------------- -------------------

    Net increase                                             26,947              14,995              266,247              64,429
                                                  ==================  ==================  =================== ===================

-------------------

     ALLIANCE
   BERNSTEIN VP
  UTILITY INCOME
     PORTFOLIO
 ------------------
       2002
 ------------------
        (2)




$             (28)
             (440)

              (89)
 ------------------



             (557)
 ------------------




            66,915
 ------------------


            66,915
 ------------------

            66,358



 ------------------

$           66,358
 ==================


            10,944
           (4,731)
 ------------------

             6,213
 ==================




(1) The portfolio commenced investment operations on May 3, 2001.
(2) The portfolio commenced investment operations on September 30, 2002.

The accompanying notes are an integral part of these financial
statements.                                                                                                          (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                AMERICAN CENTURY VP INCOME & GROWTH      AMERICAN CENTURY VP INTERNATIONAL
                                                            IV PORTFOLIO                             PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                         2002               2001                2002               2001
                                                ------------------------ ------------  ----------------------- --------------
Schwab Signature Annuity:                                                    (1)                                    (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $                  (147) $      (405)  $               (5,373) $      (4,323)
    Net realized gain (loss)                                   (44,823)       20,540                  192,385         41,512
    Change in net unrealized appreciation
       (depreciation) on investments                           (21,623)          467                 (44,358)         18,305
                                                ------------------------ ------------  ----------------------- --------------

    Increase (decrease) in net assets
    resulting
       from operations                                         (66,593)       20,602                  142,654         55,494
                                                ------------------------ ------------  ----------------------- --------------

CONTRACT TRANSACTIONS:
    Purchase payments                                           221,505       70,862                2,747,992        637,176
    Redemptions                                                (20,967)                           (4,966,584)          (971)
    Transfers between subaccounts, net                          396,010      (8,610)                2,501,681        163,033
                                                ------------------------ ------------  ----------------------- --------------

    Increase in net assets resulting from
       contract transactions                                    596,548       62,252                  283,089        799,238
                                                ------------------------ ------------  ----------------------- --------------

    Total increase in net assets                                529,955       82,854                  425,743        854,732

NET ASSETS:
    Beginning of period                                          82,854                               854,732
                                                ------------------------ ------------  ----------------------- --------------

    End of period                              $                612,809 $     82,854  $             1,280,475 $      854,732
                                                ======================== ============  ======================= ==============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               100,832       229,179               10,428,846      3,944,867
    Units redeemed                                             (27,918)     (220,325)             (10,336,464)    (3,841,549)
                                                ------------------------ ------------  ----------------------- --------------

    Net increase                                                 72,914        8,854                   92,382        103,318
                                                ======================== ============  ======================= ==============


   BERGER IPT-LARGE CAP GROWTH FUND
 --------------------------------------
          2002               2001
 --------------------------------------
                             (1)




$                 2,766$           717
               (58,573)           (49)

               (20,423)        (4,506)
 --------------------------------------



               (76,230)        (3,838)
 --------------------------------------


                 30,853         15,683
               (16,465)            (6)
                100,215        185,523
 --------------------------------------


                114,603        201,200
 --------------------------------------

                 38,373        197,362


                197,362
 --------------------------------------

$               235,735$       197,362
 ======================================


                 57,118         23,550
                (38,005)           (13)
 --------------------------------------

                 19,113         23,537
 ======================================



(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                        (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                                       DELAWARE GPF PREMIUM SMALL CAP VALUE
                                                BERGER IPT-SMALL COMPANY GROWTH FUND                  SERIES
                                                -------------------------------------  --------------------------------------
                                                      2002               2001                    2002               2001
                                                -------------------------------------  --------------------------------------
Schwab Signature Annuity:                                                (1)                                         (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $          (6,092)$           (2,613)  $                  (9,940)$    (1,651)
    Net realized gain (loss)                            (469,799)          (147,416)                       9,422     (2,231)
    Change in net unrealized appreciation
       (depreciation) on investments                    (101,403)             67,714                   (402,832)      49,505
                                                -------------------------------------  --------------------------------------

    Increase (decrease) in net assets
    resulting
       from operations                                  (577,294)           (82,315)                   (403,350)      45,623
                                                -------------------------------------  --------------------------------------

CONTRACT TRANSACTIONS:
    Purchase payments                                     250,767            874,953                     744,102     404,647
    Redemptions                                         (100,994)              (446)                   (192,656)     (1,647)
    Transfers between subaccounts, net                    104,731            285,844                   3,136,677     488,427
                                                -------------------------------------  --------------------------------------

    Increase in net assets resulting from
       contract transactions                              254,504          1,160,351                   3,688,123     891,427
                                                -------------------------------------  --------------------------------------

    Total increase (decrease) in net assets             (322,790)          1,078,036                   3,284,773     937,050

NET ASSETS:
    Beginning of period                                 1,078,036                                        937,050
                                                -------------------------------------  --------------------------------------

    End of period                              $          755,246$         1,078,036  $                4,221,823$    937,050
                                                =====================================  ======================================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                         2,129,841           227,182                     499,006     102,217
    Units redeemed                                      (2,077,255)          (92,427)                   (165,500)    (14,681))
                                                -------------------------------------  --------------------------------------

    Net increase                                           52,586            134,755                     333,506      87,536
                                                =====================================  ======================================


   DEUTSCHE ASSET MANAGEMENT VIT EAFE
            EQUITY INDEX FUND
  --------------------------------------
          2002                2001
  ---------------------- ---------------
                              (1)




 $               11,798 $       (3,167)
                    957         150,323

               (17,364)           6,989
  ---------------------- ---------------



                (4,609)         154,145
  ---------------------- ---------------


                582,789         144,536
            (2,412,295)         (1,718)
              2,670,281          57,783
  ---------------------- ---------------


                840,775         200,601
  ---------------------- ---------------

                836,166         354,746


                354,746
  ---------------------- ---------------

 $            1,190,912 $       354,746
  ====================== ===============


              4,786,536        4,070,923
             (4,643,589)      (4,027,706
  ---------------------- ---------------

                142,947          43,217
  ====================== ===============



(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                            (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                DEUTSCHE ASSET MANAGEMENT VIT SMALL    DREYFUS VIF GROWTH & INCOME PORTFOLIO
                                                           CAP INDEX FUND
                                                -------------------------------------  --------------------------------------
                                                      2002               2001                    2002                2001
                                                ------------------ ------------------  -------------------------- -----------
Schwab Signature Annuity:                                                 (1)                                        (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $            1,913 $            3,296  $                      222 $        82
    Net realized gain (loss)                            (356,012)             13,764                    (38,769)     (5,329)
    Change in net unrealized appreciation
       (depreciation) on investments                     (19,362)             69,156                   (119,817)       5,115
                                                ------------------ ------------------  -------------------------- -----------

    Increase (decrease) in net assets
    resulting
       from operations                                  (373,461)             86,216                   (158,364)       (132)
                                                ------------------ ------------------  -------------------------- -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                     632,685            254,976                     253,657     201,431
    Redemptions                                         (109,798)            (4,982)                    (16,681)
    Transfers between subaccounts, net                    517,638            455,649                     347,512      73,460
                                                ------------------ ------------------  -------------------------- -----------

    Increase in net assets resulting from
       contract transactions                            1,040,525            705,643                     584,488     274,891
                                                ------------------ ------------------  -------------------------- -----------

    Total increase in net assets                          667,064            791,859                     426,124     274,759

NET ASSETS:
    Beginning of period                                   791,859                                        274,759
                                                ------------------ ------------------  -------------------------- -----------

    End of period                              $        1,458,923 $          791,859  $                  700,883 $   274,759
                                                ================== ==================  ========================== ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                          705,194            113,979                      98,363      34,607
    Units redeemed                                       (600,492)           (35,668)                    (26,509)     (5,149)
                                                ------------------ ------------------  -------------------------- -----------

    Net increase                                          104,702             78,311                      71,854      29,458
                                                ================== ==================  ========================== ===========


     DREYFUS VIF SMALL CAP PORTFOLIO
  --------------------------------------
           2002               2001
  --------------------------------------
                              (1)




 $               (9,899)$           237
               (432,657)         42,238

                     312        (8,401)
  --------------------------------------



               (442,244)         34,074
  --------------------------------------


                 799,195        265,349
               (419,191)
                 784,884        477,796
  --------------------------------------


               1,164,888        743,145
  --------------------------------------

                 722,644        777,219


                 777,219
  --------------------------------------

 $             1,499,863$       777,219
  ======================================


                 977,568         79,656
                (866,115)          (194)
  --------------------------------------

                 111,453         79,462
  ======================================



(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                        (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                    FEDERATED INTERNATIONAL EQUITY FUND     FEDERATED FUND
                                                                                     II                         FOR US
                                                                                                              GOVERNMENT
                                                                                                             SECURITIES II
                                                                    -------------------------------------  ------------------
                                                                           2002               2001               2002
                                                                    ------------------- -----------------  ------------------
Schwab Signature Annuity:                                                                     (1)                 (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                                   $           (7,203) $         (1,732)  $         (22,759)
    Net realized gain (loss)                                                   568,165           268,862             225,377
    Change in net unrealized appreciation
       (depreciation) on investments                                             3,927               197             169,256
                                                                    ------------------- -----------------  ------------------

    Increase (decrease) in net assets
    resulting
       from operations                                                         564,889           267,327             371,874
                                                                    ------------------- -----------------  ------------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                        2,463,735            28,028           4,730,729
    Redemptions                                                            (4,840,227)                             (452,597)
    Transfers between subaccounts, net                                       2,065,427         (281,358)           8,950,156
                                                                    ------------------- -----------------  ------------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                                                 (311,065)         (253,330)          13,228,288
                                                                    ------------------- -----------------  ------------------

    Total increase in net assets                                               253,824            13,997          13,600,162

NET ASSETS:
    Beginning of period                                                         13,997                 0                   0
                                                                    ------------------- -----------------  ------------------

    End of period                                                  $           267,821 $          13,997  $       13,600,162
                                                                    =================== =================  ==================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                            16,245,780         3,286,191           2,066,174
    Units redeemed                                                        (16,203,153)       (3,284,411)           (793,183)
                                                                    =================== =================  ==================

    Net increase                                                                42,627             1,780           1,272,991
                                                                    =================== =================  ==================



       INVESCO VIF-HIGH YIELD FUND
  --------------------------------------
        2002               2001
  ----------------- --------------------
                            (1)




 $         182,779 $             85,596
          (71,035)             (28,024)

          (88,252)             (88,313)
  ----------------- --------------------



            23,492             (30,741)
  ----------------- --------------------


           675,854              380,294
          (65,165)
           344,423              451,609
  ----------------- --------------------



           955,112              831,903
  ----------------- --------------------

           978,604              801,162


           801,162                    0
  ----------------- --------------------

 $       1,779,766 $            801,162
  ================= ====================


           507,789              126,184
         (386,702)             (30,191)
  ================= ====================

           121,087               95,993
  ================= ====================


(1) The portfolio commenced investment operations on May 3, 2001.
(2) The portfolio commenced investment operations on March 1, 2002.

The accompanying notes are an integral part of these financial
statements.                                                                                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         J.P. MORGAN SERIES TRUST II SMALL
                                                    INVESCO VIF-TECHNOLOGY FUND                    COMPANY FUND
                                                -------------------------------------  --------------------------------------
                                                       2002               2001               2002                 2001
                                                -------------------  ----------------  -----------------    -----------------
Schwab Signature Annuity:                                                  (1)                                    (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $           (1,761)  $          (321)  $         (6,970)    $         (2,385)
    Net realized gain (loss)                             (150,174)            21,158          (326,403)              (7,486)
    Change in net unrealized appreciation
       (depreciation) on investments                      (24,856)           (7,018)           (73,263)               79,928
                                                -------------------  ----------------  -----------------    -----------------

    Increase (decrease) in net assets
    resulting
       from operations                                   (176,791)            13,819          (406,636)               70,057
                                                -------------------  ----------------  -----------------    -----------------

CONTRACT TRANSACTIONS:
    Purchase payments                                      297,265            59,930            294,102              538,368
    Redemptions                                           (97,933)                             (58,068)              (5,887)
    Transfers between subaccounts, net                    (78,410)           240,067            105,147              752,626
                                                -------------------  ----------------  -----------------    -----------------

    Increase in net assets resulting from
       contract transactions                               120,922           299,997            341,181            1,285,107
                                                -------------------  ----------------  -----------------    -----------------

    Total increase (decrease) in net assets               (55,869)           313,816           (65,455)            1,355,164

NET ASSETS:
    Beginning of period                                    313,816                 0          1,355,164                    0
                                                -------------------  ----------------  -----------------    -----------------

    End of period                              $           257,947  $        313,816  $       1,289,709    $       1,355,164
                                                ===================  ================  =================    =================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                           511,043            97,791            636,427              165,283
    Units redeemed                                       (486,797)          (54,169)          (605,561)             (26,885)
                                                -------------------  ----------------  -----------------    -----------------

    Net increase                                            24,246            43,622             30,866              138,398
                                                ===================  ================  =================    =================


   JANUS ASPEN SERIES FLEXIBLE INCOME
                PORTFOLIO
  --------------------------------------
        2002                2001
  ------------------ -------------------
                            (1)




 $          393,930 $           155,014
             68,566               3,345

            444,767           (101,343)
  ------------------ -------------------



            907,263              57,016
  ------------------ -------------------


          2,641,920           2,421,082
          (614,379)            (33,087)
          4,503,236           2,816,568
  ------------------ -------------------


          6,530,777           5,204,563
  ------------------ -------------------

          7,438,040           5,261,579


          5,261,579                   0
  ------------------ -------------------

 $       12,699,619 $         5,261,579
  ================== ===================


          1,155,583             554,432
          (549,094)            (48,880)
  ------------------ -------------------

            606,489             505,552
  ================== ===================


(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                             (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                 JANUS ASPEN SERIES WORLDWIDE GROWTH   OPPENHEIMER GLOBAL SECURITIES FUND/VA
                                                              PORTFOLIO
                                                -----------------------------------------------------------------------------
                                                      2002                 2001               2002                2001
                                                ------------------   ----------------- -------------------- -----------------
Schwab Signature Annuity:                                                  (1)                                    (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment loss                        $             (56)   $           (735) $            (5,745) $         (1,033)
    Net realized gain (loss)                            (223,834)             127,542            (334,851)             9,082
    Change in net unrealized appreciation
       (depreciation) on investments                     (83,139)              46,722             (88,077)             7,583
                                                ------------------   ----------------- -------------------- -----------------

    Increase (decrease) in net assets
    resulting
       from operations                                  (307,029)             173,529            (428,673)            15,632
                                                ------------------   ----------------- -------------------- -----------------

CONTRACT TRANSACTIONS:
    Purchase payments                                     883,127             989,690              827,346           188,097
    Redemptions                                       (2,311,071)             (2,662)             (61,129)          (40,027)
    Transfers between subaccounts, net                  2,078,397             195,462            1,669,270           407,608
                                                ------------------   ----------------- -------------------- -----------------

    Increase in net assets resulting from
       contract transactions                              650,453           1,182,490            2,435,487           555,678
                                                ------------------   ----------------- -------------------- -----------------

    Total increase in net assets                          343,424           1,356,019            2,006,814           571,310

NET ASSETS:
    Beginning of period                                 1,356,019                   0               571,310                0
                                                ------------------   ----------------- -------------------- -----------------

    End of period                              $        1,699,443   $       1,356,019 $          2,578,124 $         571,310
                                                ==================   ================= ==================== =================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       13,246,894           3,192,260            1,698,702           182,889
    Units redeemed                                   (13,135,749)         (3,032,066)          (1,407,209)         (122,609)
                                                ------------------   ----------------- -------------------- -----------------

    Net increase                                          111,145             160,194              291,493            60,280
                                                ==================   ================= ==================== =================


     PBHG INSURANCE SERIES LARGE CAP
            GROWTH PORTFOLIO
  --------------------------------------
       2002                 2001
  ---------------    -------------------
                            (1)




 $       (3,143)    $           (1,428)
        (48,700)                (4,100)

       (100,683)               (47,432)
  ---------------    -------------------



       (152,526)               (52,960)
  ---------------    -------------------


         171,796                369,749
         (8,827)
         399,600                112,161
  ---------------    -------------------


         562,569                481,910
  ---------------    -------------------

         410,043                428,950


         428,950                      0
  ---------------    -------------------

 $       838,993    $           428,950
  ===============    ===================


         122,116                 54,131
        (31,396)                (3,351)
  ---------------    -------------------

          90,720                 50,780
  ===============    ===================


(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                           (Continued)



VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                     PIMCO VIT HIGH
                                                                     YIELD PORTFOLIO        SAFECO RST EQUITY PORTFOLIO
                                                                    ------------------  -------------------------------------
                                                                          2002                 2002               2001
                                                                    ------------------  -------------------  ----------------
Schwab Signature Annuity:                                                  (2)                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                          $            2,692  $             1,799  $            400
    Net realized gain (loss)                                                    4,642             (41,008)                 4
    Change in net unrealized appreciation
       (depreciation) on investments                                            1,187             (28,186)             3,062
                                                                    ------------------  -------------------  ----------------

    Increase (decrease) in net assets
    resulting
       from operations                                                          8,521             (67,395)             3,466
                                                                    ------------------  -------------------  ----------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                         187,754               83,444            12,573
    Redemptions                                                              (24,898)
    Transfers between subaccounts, net                                        119,955              150,029            62,775
                                                                    ------------------  -------------------  ----------------

    Increase in net assets resulting from
       contract transactions                                                  282,811              233,473            75,348
                                                                    ------------------  -------------------  ----------------

    Total increase in net assets                                              291,332              166,078            78,814

NET ASSETS:
    Beginning of period                                                             0               78,814                 0
                                                                    ------------------  -------------------  ----------------

    End of period                                                  $          291,332  $           244,892  $         78,814
                                                                    ==================  ===================  ================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                              142,655               54,259             8,357
    Units redeemed                                                          (115,807)             (27,376)              (16)
                                                                    ------------------  -------------------  ----------------

    Net increase                                                               26,848               26,883             8,341
                                                                    ==================  ===================  ================



   SCHWAB MARKETTRACK GROWTH PORTFOLIO
                   II
  --------------------------------------
        2002               2001
  ----------------- --------------------
                            (1)




 $          24,006 $             22,987
          (23,057)             (10,393)

         (202,464)               11,673
  ----------------- --------------------



         (201,515)               24,267
  ----------------- --------------------


           751,399              998,259
          (49,342)             (29,416)
           576,925             (35,314)
  ----------------- --------------------


         1,278,982              933,529
  ----------------- --------------------

         1,077,467              957,796


           957,796                    0
  ----------------- --------------------

 $       2,035,263 $            957,796
  ================= ====================


           181,729              128,232
          (26,844)             (27,028)
  ----------------- --------------------

           154,885              101,204
  ================= ====================

(1) The portfolio commenced investment operations on May 3, 2001.
(2) The portfolio commenced investment operations on September 30, 2002.

The accompanying notes are an integral part of these financial
statements.                                                                                                        (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                   SCHWAB MONEY MARKET PORTFOLIO             SCHWAB S&P 500 PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                      2002               2001                 2002                2001
                                                ------------------ ------------------  -------------------- -----------------
Schwab Signature Annuity:                                                 (1)                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $          224,963 $          155,657  $             86,614 $          39,562
    Net realized loss                                                                            (738,100)          (38,840)
    Change in net unrealized appreciation
       (depreciation) on investments                                                           (1,527,207)           (5,488)
                                                ------------------ ------------------  -------------------- -----------------

    Increase (decrease) in net assets
    resulting
       from operations                                    224,963            155,657           (2,178,693)           (4,766)
                                                ------------------ ------------------  -------------------- -----------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 104,479,922         39,291,694             4,365,468         2,769,232
    Redemptions                                      (17,214,502)        (2,620,295)             (860,987)          (30,817)
    Transfers between subaccounts, net               (41,102,214)       (13,715,429)             3,787,968         2,943,183
                                                ------------------ ------------------  -------------------- -----------------

    Increase in net assets resulting from
       contract transactions                           46,163,206         22,955,970             7,292,449         5,681,598
                                                ------------------ ------------------  -------------------- -----------------

    Total increase in net assets                       46,388,169         23,111,627             5,113,756         5,676,832

NET ASSETS:
    Beginning of period                                23,111,627                  0             5,676,832                 0
                                                ------------------ ------------------  -------------------- -----------------

    End of period                              $       69,499,796 $       23,111,627  $         10,790,588 $       5,676,832
                                                ================== ==================  ==================== =================

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       42,793,549         15,873,254             1,616,988           678,818
    Units redeemed                                   (38,266,941)       (13,596,308)             (714,096)          (63,432)
                                                ------------------ ------------------  -------------------- -----------------

    Net increase                                        4,526,608          2,276,946               902,892           615,386
                                                ================== ==================  ==================== =================



    STRONG VIF MID-CAP GROWTH FUND II
  --------------------------------------
        2002               2001
  ----------------- --------------------
                            (1)




 $         (5,924) $            (1,669)
         (135,806)             (43,051)

         (284,018)               16,695
  ----------------- --------------------



         (425,748)             (28,025)
  ----------------- --------------------


           204,080              321,561
          (27,141)              (4,725)
           569,747              406,517
  ----------------- --------------------


           746,686              723,353
  ----------------- --------------------

           320,938              695,328


           695,328                    0
  ----------------- --------------------

 $       1,016,266 $            695,328
  ================= ====================


           186,515              115,292
          (69,095)             (28,715)
  ----------------- --------------------

           117,420               86,577
  ================= ====================


(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                           (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                                        ZURICH SCUDDER SVS I CAPITAL GROWTH
                                                   STRONG VIF OPPORTUNITY FUND II                    PORTFOLIO
                                                -------------------------------------  --------------------------------------
                                                         2002               2001                 2002                2001
                                                ------------------------ ------------  -------------------------- -----------
Schwab Signature Annuity:                                                    (1)                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)               $                (4,293) $      2,558  $                  (1,043) $     (279)
    Net realized gain (loss)                                  (366,411)      204,447                    (63,674)        (19)
    Change in net unrealized appreciation
       (depreciation) on investments                          (396,293)    (156,699)                    (83,490)      17,478
                                                ------------------------ ------------  -------------------------- -----------

    Increase (decrease) in net assets
    resulting
       from operations                                        (766,997)       50,306                   (148,207)      17,180
                                                ------------------------ ------------  -------------------------- -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                           840,046      703,225                     285,873      29,473
    Redemptions                                                (66,323)     (44,977)                   (176,030)
    Transfers between subaccounts, net                          679,079      881,246                     212,664     143,434
                                                ------------------------ ------------  -------------------------- -----------

    Increase in net assets resulting from
       contract transactions                                  1,452,802    1,539,494                     322,507     172,907
                                                ------------------------ ------------  -------------------------- -----------

    Total increase in net assets                                685,805    1,589,800                     174,300     190,087

NET ASSETS:
    Beginning of period                                       1,589,800                                  190,087
                                                ------------------------ ------------  -------------------------- -----------

    End of period                              $              2,275,605 $  1,589,800  $                  364,387 $   190,087
                                                ======================== ============  ========================== ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                               332,074       180,807                      83,739      21,737
    Units redeemed                                            (169,913)      (13,519)                    (46,239)         (6)
                                                ------------------------ ------------  -------------------------- -----------

    Net increase                                                162,161      167,288                      37,500      21,731
                                                ======================== ============  ========================== ===========


     ZURICH SCUDDER SVS II SMALL CAP
            GROWTH PORTFOLIO
  --------------------------------------
          2002                2001
  ---------------------- ---------------
                              (1)




 $              (1,794) $         (189)
               (75,106)           8,104

               (18,410)           (285)
  ---------------------- ---------------



               (95,310)           7,630
  ---------------------- ---------------


                 84,290           1,022
               (27,503)
                156,148         155,260
  ---------------------- ---------------


                212,935         156,282
  ---------------------- ---------------

                117,625         163,912


                163,912
  ---------------------- ---------------

 $              281,537 $       163,912
  ====================== ===============


              1,317,501          67,034
             (1,286,907)        (47,911)
  ---------------------- ---------------

                 30,594          19,123
  ====================== ===============


(1) The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial
statements.                                                                                                       (Continued)


VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
PERIODS ENDED DECEMBER 31, 2002 AND 2001
------------------------------------------------------------------------------------------------------------------------------------

                                                                TOTAL SCHWAB SIGNATURE ANNUITY
                                                            ---------------------------------------
                                                                   2002                2001
                                                            -------------------  ------------------
Schwab Signature Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
  Net investment income                                    $           877,956  $          435,556
  Net realized gain (loss)                                         (3,330,601)             603,947
  Change in net unrealized appreciation
     (depreciation) on investments                                 (4,430,782)              26,798
                                                            -------------------  ------------------

  Increase (decrease) in net assets
  resulting
     from operations                                               (6,883,427)           1,066,301
                                                            -------------------  ------------------

CONTRACT TRANSACTIONS:
  Purchase payments                                                134,790,974          54,273,547
  Redemptions                                                     (35,523,664)         (2,922,187)
  Transfers between subaccounts, net                                  (55,238)            (46,924)
                                                            -------------------  ------------------

  Increase in net assets resulting from
     contract transactions                                          99,212,072          51,304,436
                                                            -------------------  ------------------

  Total increase in net assets                                      92,328,645          52,370,737

NET ASSETS:
  Beginning of period                                               52,370,737                   0
                                                            -------------------  ------------------

  End of period                                            $       144,699,382  $       52,370,737
                                                            ===================  ==================

CHANGES IN UNITS OUTSTANDING:
  Units issued                                                     104,061,932          34,168,950
  Units redeemed                                                  (93,611,628)        (28,756,024)
                                                            -------------------  ------------------

  Net increase                                             $        10,450,304  $        5,412,926
                                                            ===================  ==================


The accompanying notes are an integral part of these financial
statements.                                                                                                           (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2002

1.    ORGANIZATION
      The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Colorado law. The Series Account commenced operations on November 1, 1996. As of May 3, 2001, the Company began offering a new contract in the Series Account (Schwab Signature Annuity). The original contract in the Series Account is designated the Schwab Select Annuity. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

      Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.    SIGNIFICANT ACCOUNTING POLICIES
      Use of Estimates
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

      Security Transactions
      Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

      Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

      Contracts in the Payout Phase

      Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets.

      Federal Income Taxes

      The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      Net Transfers

      Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

      Investment Income Ratio

      The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.



3.    PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows:

      Schwab Select Annuity:                                   Purchases           Sales
                                                             --------------    ---------------

      Alger American Growth Portfolio                     $     11,367,850  $      22,333,512
      American Century VP International Portfolio               63,249,581         65,619,128
      Baron Capital Asset Fund                                  13,744,098          7,414,651
      Berger IPT-Small Company Growth Fund                       2,186,506          9,172,533
      Deutsche Asset Management VIT EAFE Equity Index           40,523,157         41,161,596
      Fund
      Deutsche Asset Management VIT Small Cap Index              7,336,972          6,123,249
      Fund
      Dreyfus VIF Appreciation Portfolio                       223,283,656        219,911,988
      Dreyfus VIF Growth & Income Portfolio                      1,894,251          4,379,573
      Federated American Leaders Fund II                         4,718,765          5,558,211
      Federated Fund for U.S. Government Securities II          41,297,458         28,970,840
      Federated Utility Fund II                                  1,478,191          1,588,504
      INVESCO VIF-Core Equity  Fund                              3,711,146         11,924,060
      INVESCO VIF-High Yield Fund                               11,116,181         11,312,999
      INVESCO VIF-Technology Fund                                3,566,744          5,938,698
      Janus Aspen Series Flexible Income Portfolio              35,176,419         24,926,563
      Janus Aspen Series Growth Portfolio                        2,225,767         17,557,264
      Janus Aspen Series International Growth Portfolio        155,377,052        160,720,479
      Janus Aspen Series Worldwide Growth Portfolio            197,520,553        212,526,835
      Montgomery Variable Series Growth Fund                       274,268          4,368,033
      Prudential Series Fund Equity Class II Portfolio             140,594            676,377
      Safeco RST Equity Portfolio                                1,452,335          4,996,903
      Safeco RST Growth Opportunities Portfolio                 16,457,542         19,466,878
      Schwab MarketTrack Growth Portfolio II                     5,124,623          5,081,470
      Schwab Money Market Portfolio                            274,361,307        297,882,486
      Schwab S & P 500 Portfolio                                29,358,681         35,899,759
      Strong Multi Cap Value Fund II                            27,196,308         26,587,903
      Universal Institutional Fund U.S. Real Estate             12,559,570          9,036,145
      Portfolio
      Zurich Scudder SVS I Capital Growth Portfolio                770,307          1,689,914
      Zurich Scudder SVS I Growth & Income Portfolio               754,966          1,730,204
                                                             --------------    ---------------
                                                             --------------    ---------------

      Total                                               $  1,188,224,848  $   1,264,556,755
                                                             ==============    ===============




      Schwab Signature Annuity:                                Purchases           Sales
                                                             --------------    ---------------

      Alger American Balanced Portfolio                   $      1,840,231  $         369,417
      Alger American Growth Portfolio                            1,908,859            966,781
      Alliance VP Growth & Income Portfolio                      3,158,619            719,593
      Alliance VP Growth Portfolio                                 336,445            148,788
      Alliance Bernstein VP Real Estate Investment               4,792,727          1,633,071
      Portfolio
      Alliance Bernstein VP Utility Income Portfolio               116,010             49,114
      American Century VP Income & Growth IV Portfolio             793,987            197,517
      American Century VP International Portfolio               75,868,012         75,590,240
      Berger IPT-Large Cap Growth Fund                             365,582            248,203
      Berger IPT-Small Company Growth Fund                       8,959,747          8,655,099
      Delaware GPF Premium Small Cap Value Series                5,144,557          1,617,229
      Deutsche Asset Management VIT EAFE Equity Index           33,015,658         31,791,379
      Fund
      Deutsche Asset Management VIT Small Cap Index              5,701,692          4,784,057
      Fund
      Dreyfus VIF Growth & Income Portfolio                        778,823            194,058
      Dreyfus VIF Small Cap Portfolio                            7,756,210          6,601,125
      Federated International Equity Fund II                   106,248,022        106,216,442
      Federated Fund for U.S. Government Securities II          20,516,863          7,163,901
      INVESCO VIF-High Yield Fund                                4,128,869          3,095,603
      INVESCO VIF-Technology Fund                                2,196,360          1,983,408
      J.P. Morgan Series Trust II Small Company Fund             4,862,400          4,634,032
      Janus Aspen Series Flexible Income Portfolio              11,998,136          4,988,141
      Janus Aspen Series Worldwide Growth Portfolio             91,708,464         91,058,020
      Oppenheimer Global Securities Fund/VA                     12,883,487         10,453,518
      PBHG Insurance Series Large Cap Growth Portfolio             806,349            246,869
      Pimco VIT High Yield Portfolio                             1,503,266          1,219,382
      Safeco RST Equity Portfolio                                  440,643            208,440
      Schwab MarketTrack Growth Portfolio II                     1,488,702            214,898
      Schwab Money Market Portfolio                            385,608,278        339,598,491
      Schwab S & P 500 Portfolio                                11,006,473          3,696,082
      Strong VIF Mid-Cap Growth Fund II                          1,022,201            281,399
      Strong VIF Opportunity Fund II                             2,561,095          1,061,795
      Zurich Scudder SVS I Capital Growth Portfolio                645,102            323,616
      Zurich Scudder SVS II Small Cap Growth Portfolio           7,396,115          7,186,341
                                                             --------------    ---------------

      Total                                               $    817,557,984  $     717,196,049
                                                             ==============    ===============



4.      EXPENSES AND RELATED PARTY TRANSACTIONS

      Contract Maintenance Charge

      The Company deducts from each participant account in the Schwab Select Annuity, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.


      Transfer Fees

      The Company charges $10 in the Schwab Select Annuity for each transfer between investment divisions in excess of 12 transfers in any calendar year.

      Deductions for Premium Taxes

      The Company deducts from each contribution in both the Schwab Select Annuity and Schwab Signature Annuity any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

      Deductions for Assumption of Mortality and Expense Risks

      The Company deducts an amount, computed daily, from the net asset value of the Schwab Select Annuity investments, equal to an annual rate of 0.85%, and an amount, computed daily, from the net asset value of the Schwab Signature Annuity investments, equal to an annual rate of 0.70% or 0.65% depending on the benefit option chosen. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.

      If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5.    ACCUMULATION UNIT VALUES

      A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each of the five years in the period ended December 31, 2002 for the Schwab Select Annuity and for each of the two years in the period ended December 31, 2002 for the Schwab Signature Annuity is included on the following pages. Total return is based on operations for the period shown and, accordingly, is not annualized.



                                                                                                       BERGER           DEUTSCHE
                                                                                                     IPT-SMALL           ASSET
                                          ALGER AMERICAN    AMERICAN CENTURY                       COMPANY GROWTH    MANAGEMENT VIT
                                              GROWTH        VP INTERNATIONAL     BARON CAPITAL         FUND           EAFE EQUITY
                                            PORTFOLIO          PORTFOLIO          ASSET FUND                          INDEX FUND
                                         ----------------- -------------------  ----------------  ----------------  ----------------
Schwab Select Annuity:
Expenses as a % of net assets                  0.85               0.85               0.85              0.85              0.85

                 2002
---------------------------------------
 Ending Unit Value                            $     12.19        $      10.82       $     10.42       $      8.11       $      5.76

 Number of Units Outstanding                    2,113,428             684,511         1,568,750         1,078,339           645,901
 Net Assets (000's)                           $    25,771        $      7,404       $    16,353       $     8,741       $     3,718
 Total Return                                    (33.56%)            (21.05%)          (14.93%)          (49.70%)          (22.26%)

                 2001
---------------------------------------
 Ending Unit Value                            $     18.35        $      13.70       $     12.25       $     16.11       $      7.40

 Number of Units Outstanding                    2,859,914             756,485         1,057,192         1,702,960           589,568
 Net Assets (000's)                           $    52,489       $      10,364       $    12,954       $    27,440       $     4,366
 Total Return                                    (12.56%)            (29.78%)            11.39%          (34.04%)          (25.35%)

                 2000
---------------------------------------
 Ending Unit Value                            $     20.99        $      19.51       $     11.00       $     24.43       $      9.92

 Number of Units Outstanding                    3,090,861             808,346           655,329         1,876,729           290,653
 Net Assets (000's)                           $    64,886       $      15,773       $     7,209       $    45,853       $     2,883
 Total Return                                    (15.50%)            (17.54%)           (3.51%)           (7.36%)          (17.33%)

                 1999
---------------------------------------
 Ending Unit Value                            $     24.84        $      23.66       $     11.40       $     26.37       $     12.00

 Number of Units Outstanding                    2,200,675             602,867           502,097         1,072,037           161,396
 Net Assets (000's)                           $    54,671       $      14,264       $     5,723       $    28,268       $     1,937
 Total Return                                      32.55%              62.72%            14.00%            89.85%            20.00%

                 1998
---------------------------------------
 Ending Unit Value                            $     18.74        $      14.54                         $     13.89

 Number of Units Outstanding                    1,306,403             560,117                             428,983
 Net Assets (000's)                           $    24,487        $      8,147                         $     5,959
 Total Return                                      46.87%              17.73%                               1.02%



   DEUTSCHE ASSET
   MANAGEMENT VIT
   SMALL CAP INDEX
        FUND

  -----------------

        0.85



       $      8.85

           930,019
       $     8,228
          (21.30%)



       $     11.24

           843,685
       $     9,484
             1.27%



       $     11.10

           464,935
       $     5,162
           (4.72%)



       $     11.65

           203,338
       $     2,369
            16.50%












                                                                                                                        (Continued)



                                                                                   FEDERATED         FEDERATED
                                            DREYFUS VIF        DREYFUS VIF         AMERICAN        FUND FOR U.S.       FEDERATED
                                           APPRECIATION     GROWTH & INCOME      LEADERS FUND       GOVERNMENT       UTILITY FUND
                                            PORTFOLIO          PORTFOLIO              II           SECURITIES II          II
                                         ----------------- -------------------  ----------------  ----------------  ----------------
Schwab Select Annuity:
Expenses as a % of net assets                  0.85               0.85               0.85              0.85              0.85

                 2002
---------------------------------------
 Ending Unit Value                            $      7.49        $       7.08       $     12.86       $     14.23       $      8.26

 Number of Units Outstanding                    1,123,321             479,690         1,404,975         5,341,399           208,766
 Net Assets (000's)                           $     8,416        $      3,398       $    18,098       $    75,984       $     1,724
 Total Return                                    (17.42%)            (25.89%)          (20.89%)             8.13%          (24.60%)

                 2001
---------------------------------------
 Ending Unit Value                            $      9.07        $       9.56       $     16.26       $     13.16       $     10.95

 Number of Units Outstanding                      880,333             778,050         1,491,691         4,482,043           238,710
 Net Assets (000's)                           $     7,987        $      7,440       $    24,283       $    58,968       $     2,615
 Total Return                                    (10.09%)             (6.66%)           (5.01%)             6.10%          (14.49%)

                 2000
---------------------------------------
 Ending Unit Value                            $     10.09        $      10.24       $     17.12       $     12.40       $     12.81

 Number of Units Outstanding                      474,144             264,684         1,211,956         3,179,462           260,840
 Net Assets (000's)                           $     4,784        $      2,714       $    20,780       $    39,417       $     3,340
 Total Return                                     (1.46%)             (4.57%)             1.48%            10.03%           (9.66%)

                 1999
---------------------------------------
 Ending Unit Value                            $     10.24        $      10.73       $     16.87       $     11.27       $     14.18

 Number of Units Outstanding                      245,395              49,371         1,441,835         2,809,027           280,957
 Net Assets (000's)                           $     2,513         $       534       $    24,346       $    31,648       $     3,985
 Total Return                                       2.40%               7.30%             5.77%           (1.40%)             0.78%

                 1998
---------------------------------------
 Ending Unit Value                                                                  $     15.95       $     11.43       $     14.07

 Number of Units Outstanding                                                          1,761,482         2,136,709           416,024
 Net Assets (000's)                                                                 $    28,117       $    24,427       $     5,852
 Total Return                                                                            16.68%             6.72%            13.01%


       INVESCO
   VIF-CORE EQUITY
    INCOME FUND

  -----------------

        0.85



       $     13.01

         1,584,575
       $    20,623
          (19.82%)



       $     16.22

         2,191,193
       $    35,560
           (9.72%)



       $     17.97

         2,043,703
       $    36,739
             3.99%



       $     17.28

         1,752,510
       $    30,299
            13.83%



       $     15.18

         1,638,804
       $    24,882
            14.39%


                                                                                                                      (Continued)


                                                                                JANUS ASPEN                          JANUS ASPEN
                                                                                  SERIES                               SERIES
                                              INVESCO           INVESCO          FLEXIBLE         JANUS ASPEN       INTERNATIONAL
                                          VIF-HIGH YIELD    VIF-TECHNOLOGY        INCOME         SERIES GROWTH     GROWTH PORTFOLIO
                                               FUND              FUND            PORTFOLIO         PORTFOLIO
                                         ----------------- -----------------  ----------------  ----------------  ------------------
Schwab Select Annuity:
Expenses as a % of net assets                  0.85              0.85              0.85              0.85               0.85

                 2002
---------------------------------------
 Ending Unit Value                            $      9.50       $      1.58       $     12.27       $     11.05        $       7.98

 Number of Units Outstanding                    1,586,371         3,230,415         3,619,361         2,411,606           1,715,998
 Net Assets (000's)                           $    15,065       $     5,117       $    44,421       $    26,640        $     13,686
 Total Return                                     (2.13%)          (47.30%)             9.54%          (27.13%)            (26.22%)

                 2001
---------------------------------------
 Ending Unit Value                            $      9.70       $      3.01       $     11.20       $     15.16        $      10.81

 Number of Units Outstanding                    1,802,549         4,253,860         2,866,207         3,590,948           2,109,314
 Net Assets (000's)                           $    17,491       $    12,785       $    32,113       $    54,439        $     22,800
 Total Return                                    (15.69%)          (46.33%)             6.81%          (25.40%)            (23.88%)

                 2000
---------------------------------------
 Ending Unit Value                            $     11.51       $      5.60       $     10.49       $     20.32        $      14.20

 Number of Units Outstanding                    1,919,249         4,296,975         1,624,948         4,289,162           2,082,710
 Net Assets (000's)                           $    22,081       $    24,047       $    17,043       $    87,143        $     29,582
 Total Return                                    (12.40%)          (44.00%)             5.43%          (15.26%)            (16.67%)

                 1999
---------------------------------------
 Ending Unit Value                            $     13.14                         $      9.95       $     23.98        $      17.04

 Number of Units Outstanding                    2,003,863                             838,445         3,396,683             772,937
 Net Assets (000's)                           $    26,326                         $     8,347       $    81,453        $     13,174
 Total Return                                       8.33%                             (0.50%)            42.82%              70.40%

                 1998
---------------------------------------
 Ending Unit Value                            $     12.13                                           $     16.79

 Number of Units Outstanding                    1,867,862                                             1,979,076
 Net Assets (000's)                           $    22,654                                           $    33,242
 Total Return                                       0.33%                                                34.43%


    JANUS ASPEN
      SERIES
     WORLDWIDE
       GROWTH
    PORTFOLIO
  ----------------

       0.85



      $     12.49

        2,821,900
      $    35,252
         (26.13%)



      $     16.91

        3,763,889
      $    63,654
         (23.09%)



      $     21.99

        4,803,181
      $   105,639
         (16.39%)



      $     26.30

        4,259,845
      $   112,048
           63.05%



      $     16.13

        3,616,710
      $    58,337
           27.81%


                                                                                                                        (Continued)


                                            PRUDENTIAL                             SAFECO RST           SCHWAB
                                           SERIES FUND                               GROWTH          MARKETTRACK        SCHWAB MONEY
                                          EQUITY CLASS II       SAFECO RST        OPPORTUNITIES          GROWTH            MARKET
                                            PORTFOLIO       EQUITY PORTFOLIO       PORTFOLIO         PORTFOLIO II        PORTFOLIO
                                         ----------------- -------------------  -----------------  -----------------  --------------
Schwab Select Annuity:
Expenses as a % of net assets                  0.85               0.85                0.85               0.85              0.85

                 2002
---------------------------------------
 Ending Unit Value                            $      6.76        $       9.27        $      7.77       $      12.22      $     12.32

 Number of Units Outstanding                       57,585             530,496            795,324            881,998       11,154,891
 Net Assets (000's)                            $      389        $      4,918        $     6,178       $     10,778      $   137,495
 Total Return                                    (23.28%)            (26.54%)           (38.20%)           (16.16%)            0.47%

                 2001
---------------------------------------
 Ending Unit Value                            $      8.81        $      12.62        $     12.57       $      14.57      $     12.26

 Number of Units Outstanding                      119,514             859,655          1,066,369            896,576       13,479,708
 Net Assets (000's)                           $     1,053       $      10,848       $     13,404       $     13,067      $   165,358
 Total Return                                    (12.35%)            (10.18%)             18.14%            (9.19%)            2.80%

                 2000
---------------------------------------
 Ending Unit Value                            $     10.05        $      14.05        $     10.64       $      16.05      $     11.93

 Number of Units Outstanding                      159,971             940,488            576,155            818,621       12,387,477
 Net Assets (000's)                           $     1,607       $      13,212        $     6,131       $     13,138      $   147,767
 Total Return                                       2.03%            (11.52%)            (6.99%)            (5.64%)            5.11%

                 1999
---------------------------------------
 Ending Unit Value                            $      9.85        $      15.88        $     11.44       $      17.01      $     11.35

 Number of Units Outstanding                       32,428           1,065,919            155,643            560,533        9,858,627
 Net Assets (000's)                            $      320       $      16,928        $     1,780       $      9,532      $   111,967
 Total Return                                     (1.50%)               8.40%             14.40%             18.62%            3.84%

                 1998
---------------------------------------
 Ending Unit Value                                               $      14.65                          $      14.34      $     10.93

 Number of Units Outstanding                                        1,168,094                               447,514        6,647,088
 Net Assets (000's)                                             $      17,116                          $      6,416      $    72,692
 Total Return                                                          23.84%                                12.12%            4.19%



      SCHWAB S&P 500
       PORTFOLIO
    -----------------

          0.85



        $     12.62

          6,117,652
        $    77,178
           (23.05%)



        $     16.40

          6,729,128
        $   110,371
           (12.90%)



        $     18.83

          5,933,342
        $   111,752
           (10.12%)



        $     20.95

          5,457,283
        $   114,346
             19.44%



        $     17.54

          4,084,150
        $    71,644
             27.01%

                                                                                                                        (Continued)


                                                                           UNIVERSAL         ZURICH SCUDDER     ZURICH SCUDDER
                                                      STRONG MULTI       INSTITUTIONAL       SVS I CAPITAL     SVS I GROWTH &
                                                    CAP VALUE FUND      FUND U.S. REAL      GROWTH PORTFOLIO   INCOME PORTFOLIO
                                                          II           ESTATE PORTFOLIO
                                                   ------------------  ------------------  ------------------ ------------------
Schwab Select Annuity:
Expenses as a % of net assets                            0.85                0.85                0.85               0.85

                 2002
---------------------------------------
 Ending Unit Value                                      $       7.27        $      12.06        $       6.34       $       6.09

 Number of Units Outstanding                               1,361,907           1,059,611             320,017            244,202
 Net Assets (000's)                                     $      9,923        $     12,782        $      2,029       $      1,488
 Total Return                                               (23.82%)             (1.57%)            (29.78%)           (23.74%)

                 2001
---------------------------------------
 Ending Unit Value                                      $       9.54        $      12.26        $       9.03       $       7.99

 Number of Units Outstanding                               1,463,902             830,637             438,902            376,108
 Net Assets (000's)                                     $     13,995        $     10,186        $      3,964       $      3,006
 Total Return                                                  3.24%               8.94%            (20.08%)           (12.07%)

                 2000
---------------------------------------
 Ending Unit Value                                      $       9.24        $      11.25        $      11.30       $       9.09

 Number of Units Outstanding                                 553,906             786,877             403,433            190,165
 Net Assets (000's)                                     $      5,146        $      8,860        $      4,557       $      1,728
 Total Return                                                  6.94%              26.98%            (10.60%)            (2.88%)

                 1999
---------------------------------------
 Ending Unit Value                                      $       8.64        $       8.86        $      12.64       $       9.36

 Number of Units Outstanding                                  91,471             347,481             186,640             61,409
 Net Assets (000's)                                      $       817        $      3,083        $      2,360        $       575
 Total Return                                               (13.60%)             (4.22%)              26.40%            (6.40%)

                 1998
---------------------------------------
 Ending Unit Value                                                          $       9.25

 Number of Units Outstanding                                                     308,021
 Net Assets (000's)                                                         $      2,854
 Total Return                                                                   (12.41%)

                                                                                                                    (Concluded)





                                             ALGER AMERICAN BALANCED
                                                   PORTFOLIO                 ALGER AMERICAN GROWTH PORTFOLIO
                                       -----------------------------------  ----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets                0.65              0.70              0.65              0.70

                2002
--------------------------------------
 Ending Unit Value                          $      8.45       $      8.45       $      5.92       $      5.92

 Number of Units Outstanding                     53,444           169,538           147,192           137,994
 Net Assets (000's)                          $      452       $     1,432        $      872        $      816
 Total Return                                  (15.50%)          (15.50%)          (40.80%)          (40.80%)

                2001
--------------------------------------
 Ending Unit Value                          $      9.70       $      9.70       $      8.90       $      8.89

 Number of Units Outstanding                     10,478            44,719           110,022            53,244
 Net Assets (000's)                          $      102        $      434        $      979        $      474
 Total Return                                   (3.00%)           (3.00%)          (11.00%)          (11.10%)

                                                                                ALLIANCE BERNSTEIN VP REAL
                                          ALLIANCE VP GROWTH PORTFOLIO         ESTATE INVESTMENT PORTFOLIO
                                       -----------------------------------  ----------------------------------

Expenses as a % of net assets                0.65              0.70              0.65              0.70

                2002
--------------------------------------
 Ending Unit Value                          $      6.13       $      6.12       $     11.27       $     11.26

 Number of Units Outstanding                      8,011            33,931           218,785           111,891
 Net Assets (000's)                          $       49        $      208       $     2,465       $     1,260
 Total Return                                  (38.70%)          (38.80%)            12.70%            12.60%

                2001
--------------------------------------
 Ending Unit Value                          $      8.58       $      8.58       $     11.05       $     11.05

 Number of Units Outstanding                      3,673            11,322            48,102            16,327
 Net Assets (000's)                          $       32        $       97        $      532        $      180
 Total Return                                  (14.20%)          (14.20%)            10.50%            10.50%




      ALLIANCE VP GROWTH & INCOME
              PORTFOLIO
  -----------------------------------

        0.65              0.70



       $      7.27       $      7.26

           240,038           215,640
       $     1,745       $     1,567
          (27.30%)          (27.40%)



       $      9.39       $      9.38

            98,944            74,454
        $      929        $      699
           (6.10%)           (6.20%)

     ALLIANCE BERNSTEIN VP UTILITY
           INCOME PORTFOLIO
  -----------------------------------

        0.65              0.70



       $     10.68       $     10.68

               360             5,853
        $        4        $       62
             6.80%             6.80%



                                                                                                                     (Continued)



                                          AMERICAN CENTURY VP INCOME &             AMERICAN CENTURY VP
                                              GROWTH IV PORTFOLIO               INTERNATIONAL PORTFOLIO
                                       ----------------------------------  -----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets               0.65              0.70               0.65              0.70

                2002
-------------------------------------
 Ending Unit Value                         $      7.50       $      7.49        $      6.55       $      6.54

 Number of Units Outstanding                    35,723            46,045            111,688            84,012
 Net Assets (000's)                         $      268        $      345         $      731        $      549
 Total Return                                 (25.00%)          (25.10%)           (34.50%)          (34.60%)

                2001
-------------------------------------
 Ending Unit Value                         $      9.36       $      9.36        $      8.27       $      8.27

 Number of Units Outstanding                     3,158             5,696             76,030            27,288
 Net Assets (000's)                         $       30        $       53         $      629        $      226
 Total Return                                  (6.40%)           (6.40%)           (17.30%)          (17.30%)

                                        BERGER IPT-SMALL COMPANY GROWTH      DELAWARE GPF PREMIUM SMALL CAP
                                                     FUND                             VALUE SERIES
                                       ----------------------------------  -----------------------------------

Expenses as a % of net assets               0.65              0.70               0.65              0.70

                2002
-------------------------------------
 Ending Unit Value                         $      4.03       $      4.03        $     10.03       $     10.02

 Number of Units Outstanding                   103,834            83,507            173,852           247,190
 Net Assets (000's)                         $      419        $      336        $     1,744       $     2,478
 Total Return                                 (59.70%)          (59.70%)              0.30%             0.20%

                2001
-------------------------------------
 Ending Unit Value                         $      8.00       $      8.00        $     10.71       $     10.70

 Number of Units Outstanding                    82,084            52,671             58,778            28,758
 Net Assets (000's)                         $      657        $      421         $      629        $      308
 Total Return                                 (20.00%)          (20.00%)              7.10%             7.00%



     BERGER IPT-LARGE CAP GROWTH
                FUND
  ----------------------------------

       0.65              0.70



      $      5.53       $      5.53

           23,980            18,670
       $      133        $      103
         (44.70%)          (44.70%)



      $      8.38       $      8.39

           14,808             8,729
       $      124        $       73
         (16.20%)          (16.10%)

    DEUTSCHE ASSET MANAGEMENT VIT
       EAFE EQUITY INDEX FUND
  ----------------------------------

       0.65              0.70



      $      6.40       $      6.39

          147,774            38,390
       $      946        $      245
         (36.00%)          (36.10%)



      $      8.21       $      8.21

           24,035            19,182
       $      197        $      157
         (17.90%)          (17.90%)


                                                                                                                        (Continued)


                                         DEUTSCHE ASSET MANAGEMENT VIT        DREYFUS VIF GROWTH & INCOME
                                             SMALL CAP INDEX FUND                      PORTFOLIO
                                      -----------------------------------  -----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $      7.98       $      7.97       $      6.92       $      6.92

 Number of Units Outstanding                    82,187           100,826            49,093            52,219
 Net Assets (000's)                         $      655        $      804        $      340        $      361
 Total Return                                 (20.20%)          (20.30%)          (30.80%)          (30.80%)

               2001
------------------------------------
 Ending Unit Value                         $     10.11       $     10.11       $      9.33       $      9.33

 Number of Units Outstanding                    36,498            41,813            10,283            19,175
 Net Assets (000's)                         $      369        $      423        $       96        $      179
 Total Return                                    1.10%             1.10%           (6.70%)           (6.70%)

                                        FEDERATED INTERNATIONAL EQUITY           FEDERATED FUND FOR US
                                                   FUND II                     GOVERNMENT SECURITIES II
                                      -----------------------------------  -----------------------------------

Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $      6.03       $      6.03       $     10.69       $     10.68

 Number of Units Outstanding                    14,363            30,044           396,638           876,353
 Net Assets (000's)                         $       87        $      181       $     4,239       $     9,361
 Total Return                                 (39.70%)          (39.70%)             6.90%             6.80%

               2001
------------------------------------
 Ending Unit Value                         $      7.86       $      7.86

 Number of Units Outstanding                         2             1,778
 Net Assets (000's)                         $        -        $       14
 Total Return                                 (21.40%)          (21.40%)



    DREYFUS VIF SMALL CAP PORTFOLIO
  ----------------------------------

       0.65               0.70



      $      7.87        $      7.85

           99,056             91,862
       $      779         $      721
         (21.30%)           (21.50%)



      $      9.79        $      9.77

           46,287             33,176
       $      453         $      324
          (2.10%)            (2.30%)


      INVESCO VIF-HIGH YIELD FUND
  ----------------------------------

       0.65               0.70



      $      8.20        $      8.19

          155,933             61,147
      $     1,279         $      501
         (18.00%)           (18.10%)



      $      8.34        $      8.36

           60,110             35,883
       $      501         $      300
         (16.60%)           (16.40%)

                                                                                                                         (Continued)



                                                                              J.P. MORGAN SERIES TRUST II
                                          INVESCO VIF-TECHNOLOGY FUND             SMALL COMPANY FUND
                                      -----------------------------------  -----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $      3.81       $      3.79       $      7.62       $      7.62

 Number of Units Outstanding                    50,271            17,597            75,297            93,967
 Net Assets (000's)                         $      191        $       67        $      574        $      716
 Total Return                                 (61.90%)          (62.10%)          (23.80%)          (23.80%)

               2001
------------------------------------
 Ending Unit Value                         $      7.19       $      7.19       $      9.79       $      9.79

 Number of Units Outstanding                    35,530             8,092            73,404            64,994
 Net Assets (000's)                         $      256        $       58        $      719        $      636
 Total Return                                 (28.10%)          (28.10%)           (2.10%)           (2.10%)

                                         JANUS ASPEN SERIES WORLDWIDE        OPPENHEIMER GLOBAL SECURITIES
                                               GROWTH PORTFOLIO                         FUND/VA
                                      -----------------------------------  -----------------------------------

Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $      6.27       $      6.26       $      7.33       $      7.33

 Number of Units Outstanding                   120,211           151,128           101,358           250,415
 Net Assets (000's)                         $      753        $      946        $      743       $     1,835
 Total Return                                 (37.30%)          (37.40%)          (26.70%)          (26.70%)

               2001
------------------------------------
 Ending Unit Value                         $      8.47       $      8.46       $      9.48       $      9.48

 Number of Units Outstanding                    99,987            60,207            28,571            31,709
 Net Assets (000's)                         $      846        $      510        $      271        $      300
 Total Return                                 (15.30%)          (15.40%)           (5.20%)           (5.20%)


      JANUS ASPEN SERIES FLEXIBLE
           INCOME PORTFOLIO
  ----------------------------------

       0.65               0.70



      $     11.43        $     11.42

          466,619            645,422
      $     5,331        $     7,369
           14.30%             14.20%



      $     10.41        $     10.41

          229,005            276,547
      $     2,384        $     2,878
            4.10%              4.10%

    PBHG INSURANCE SERIES LARGE CAP
           GROWTH PORTFOLIO
  ----------------------------------

       0.65               0.70



      $      5.93        $      5.93

           41,765             99,735
       $      248         $      591
         (40.70%)           (40.70%)



      $      8.45        $      8.45

           29,271             21,508
       $      247         $      182
         (15.50%)           (15.50%)


                                                                                                                        (Continued)




                                        PIMCO VIT HIGH YIELD PORTFOLIO        SAFECO RST EQUITY PORTFOLIO
                                      -----------------------------------  -----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $     10.85       $     10.85       $      6.95       $      6.95

 Number of Units Outstanding                    18,423             8,425             4,202            31,022
 Net Assets (000's)                         $      200        $       91        $       29        $      216
 Total Return                                    8.50%             8.50%          (30.50%)          (30.50%)

               2001
------------------------------------
 Ending Unit Value                                                             $      9.45       $      9.45

 Number of Units Outstanding                                                           429             7,912
 Net Assets (000's)                                                             $        4        $       75
 Total Return                                                                      (5.50%)           (5.50%)


                                         SCHWAB MONEY MARKET PORTFOLIO          SCHWAB S&P 500 PORTFOLIO
                                      -----------------------------------  -----------------------------------

Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $     10.22       $     10.21       $      7.11       $      7.10

 Number of Units Outstanding                 3,373,801         3,429,753           769,309           748,969
 Net Assets (000's)                        $    34,478       $    35,022       $     5,470       $     5,321
 Total Return                                    2.20%             2.10%          (28.90%)          (29.00%)

               2001
------------------------------------
 Ending Unit Value                         $     10.15       $     10.15       $      9.23       $      9.22

 Number of Units Outstanding                 1,500,043           776,903           428,098           187,288
 Net Assets (000's)                        $    15,228       $     7,884       $     3,950       $     1,727
 Total Return                                    1.50%             1.50%           (7.70%)           (7.80%)


       SCHWAB MARKETTRACK GROWTH
             PORTFOLIO II
  ----------------------------------

       0.65               0.70



      $      7.95        $      7.95

           89,844            166,245
       $      714        $     1,321
         (20.50%)           (20.50%)



      $      9.47        $      9.46

           64,405             36,799
       $      610         $      348
          (5.30%)            (5.40%)

    STRONG VIF MID-CAP GROWTH FUND
                  II
  ----------------------------------

       0.65               0.70



      $      4.98        $      4.98

           77,343            126,654
       $      386         $      630
         (50.20%)           (50.20%)



      $      8.03        $      8.03

           27,603             58,974
       $      222         $      474
         (19.70%)           (19.70%)


                                                                                                                        (Continued)



                                                                              ZURICH SCUDDER SVS I CAPITAL
                                        STRONG VIF OPPORTUNITY FUND II             GROWTH PORTFOLIO
                                      -----------------------------------  ----------------------------------
Schwab Signature Annuity:
Expenses as a % of net assets               0.65              0.70              0.65              0.70

               2002
------------------------------------
 Ending Unit Value                         $      6.91       $      6.90       $      6.15       $      6.15

 Number of Units Outstanding                   167,207           162,242            28,641            30,590
 Net Assets (000's)                        $     1,156       $     1,120        $      176        $      188
 Total Return                                 (30.90%)          (31.00%)          (38.50%)          (38.50%)

               2001
------------------------------------
 Ending Unit Value                         $      9.50       $      9.50       $      8.75       $      8.74

 Number of Units Outstanding                   113,694            53,594            13,756             7,975
 Net Assets (000's)                        $     1,081        $      509        $      120        $       70
 Total Return                                  (5.00%)           (5.00%)          (12.50%)          (12.60%)





    ZURICH SCUDDER SVS II SMALL CAP
           GROWTH PORTFOLIO
  -----------------------------------

       0.65               0.70



      $      5.67        $      5.66

           16,037             33,680
       $       91         $      191
         (43.30%)           (43.40%)



      $      8.57        $      8.57

           12,369              6,754
       $      106         $       58
         (14.30%)           (14.30%)




                                                                                       (Concluded)







                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
               (A wholly-owned subsidiary of GWL&A Financial Inc.)

              Consolidated Financial Statements for the Years Ended
                      December 31, 2002, 2001, and 2000 and
                          Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP
Denver, Colorado
January 27, 2003

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2002 AND 2001

====================================================================================================================================
(Dollars in Thousands)

                                                                             2002                      2001
                                                                    -----------------------    ----------------------
ASSETS

INVESTMENTS:
  Fixed maturities, available-for-sale, at fair value
  (amortized cost $9,910,662 and $9,904,453)                      $          10,371,152     $           10,116,175
  Common stock, at fair value (cost $102,862 and
    $74,107 )                                                                    90,188                     73,344
  Mortgage loans on real estate (net of allowances
    of $55,654 and $57,654)                                                     417,412                    613,453
  Real estate                                                                     3,735                     11,838
  Policy loans                                                                2,964,030                  3,000,441
  Short-term investments, available-for-sale (cost
    $709,592 and $427,398)                                                      709,804                    424,730
                                                                    -----------------------    ----------------------

      Total Investments                                                      14,556,321                 14,239,981

OTHER ASSETS:
  Cash                                                                          154,600                    213,731
  Reinsurance receivable
    Related party                                                                 3,104                      3,678
    Other                                                                       238,049                    278,674
  Deferred policy acquisition costs                                             267,846                    275,570
  Investment income due and accrued                                             133,166                    130,775
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $42,144 and $53,431)                                                         86,228                    132,988
  Premiums in course of collection (net of
     allowances of $12,011 and $22,217)                                          54,494                     99,811
  Deferred income taxes                                                          69,016                    112,912
  Other assets                                                                  754,869                    745,617
SEPARATE ACCOUNT ASSETS                                                      11,338,376                 12,584,661
                                                                    -----------------------    ----------------------








TOTAL ASSETS                                                      $          27,656,069     $           28,818,398
                                                                    =======================    ======================

                                                                                                    (Continued)









====================================================================================================================================

                                                                                      2002                2001
                                                                                -----------------   -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                                          $         518,587    $        532,374
      Other                                                                         11,732,627          11,679,122
    Policy and contract claims                                                         378,995             401,389
    Policyholders' funds                                                               299,730             242,916
    Provision for policyholders' dividends                                              76,983              74,740
    Undistributed earnings on participating business                                   170,456             163,086
GENERAL LIABILITIES:
    Due to GWL                                                                          33,841              41,874
    Due to GWL&A Financial                                                             171,416             214,831
    Repurchase agreements                                                              323,200             250,889
    Commercial paper                                                                    96,645              97,046
    Other liabilities                                                                  850,757           1,064,996
SEPARATE ACCOUNT LIABILITIES                                                        11,338,376          12,584,661
                                                                                -----------------   -----------------
      Total Liabilities                                                             25,991,613          27,347,924
                                                                                -----------------   -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized, 0 shares issued and outstanding Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding                                7,032               7,032
    Additional paid-in capital                                                         719,709             712,801
    Accumulated other comprehensive income                                             150,616              76,507
    Retained earnings                                                                  787,099             674,134
                                                                                -----------------   -----------------
      Total Stockholder's Equity                                                     1,664,456           1,470,474
                                                                                -----------------   -----------------








TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                   $      27,656,069    $     28,818,398
                                                                                =================   =================

See notes to consolidated financial statements.                                                       (Concluded)




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000
====================================================================================================================================
(Dollars in Thousands)

                                                                   2002                2001               2000
                                                              ----------------   -----------------  -----------------
REVENUES:
  Premiums
    Related party                                          $         16,715   $         18,144    $        20,853
    Other (net of premiums ceded totaling
      $83,789, $82,028, and $115,404)                             1,103,380          1,185,495          1,311,713
  Fee income                                                        883,562            947,255            871,627
  Net investment income (expense)
    Related party                                                   (14,818)           (14,546)           (14,517)
    Other                                                           934,183            949,302            939,550
  Net realized gains on investments                                  41,626             46,825             28,283
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  2,964,648          3,132,475          3,157,509
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $50,974,
    $40,144, and $62,803)                                           936,215          1,029,495          1,122,560
  Increase in reserves                                               71,348             58,433             53,550
  Interest paid or credited to contractholders                      498,549            530,027            490,131
  Provision for policyholders' share of earnings
    on participating business                                         7,790              2,182              5,188
  Dividends to policyholders                                         78,851             76,460             74,443
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  1,592,753          1,696,597          1,745,872

  Commissions                                                       185,450            197,099            204,444
  Operating expenses (income):
    Related party                                                      (861)            (1,043)              (704)
    Other                                                           742,840            788,153            769,477
  Premium taxes                                                      30,714             36,911             45,286
  Special charges                                                                      127,040
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  2,550,896          2,844,757          2,764,375

INCOME BEFORE INCOME TAXES                                          413,752            287,718            393,134
PROVISION FOR INCOME TAXES:
  Current                                                           126,222            136,965            108,509
  Deferred                                                            3,993            (41,993)            25,531
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                    130,215             94,972            134,040
                                                              ----------------   -----------------  -----------------
NET INCOME                                                 $        283,537   $        192,746    $       259,094
                                                              ================   =================  =================



See notes to consolidated financial statements.



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000
===================================================================================================================
(Dollars in Thousands)

                                                                                                         Accumulated Other
                                                                                                           Comprehensive
                                                                                                     Income (Loss)
                                                                                        -----------------------------------------
                                                                        Additional         Unrealized               Minimum
                                       Preferred         Common           Paid-in        Gains (Losses)        Pension Liability
                                         Stock            Stock           Capital         on Securities           Adjustment
                                      ------------    --------------    ------------    ------------------     ------------------
BALANCES, JANUARY 1, 2000          $             0 $       7,032     $       700,316 $          (84,861)   $                 0
   Net income
   Other comprehensive income                                                                   118,533

Total comprehensive income

Dividends
Capital contributions -
  Parent stock options                                                        15,052
Income tax benefit on stock
  compensation                                                                 2,336
                                      ------------    --------------    ------------    ------------------     ------------------
BALANCES, DECEMBER 31, 2000                      0         7,032             717,704             33,672                      0
                                      ------------    --------------    ------------    ------------------     ------------------
   Net income
   Other comprehensive income                                                                    42,835

Total comprehensive income

Dividends
Capital contributions adjustment -
  Parent stock options                                                       (12,098)
Income tax benefit on stock
   compensation                                                                7,195
                                      ------------    --------------    ------------    ------------------     ------------------
BALANCES, DECEMBER 31, 2001                      0         7,032             712,801             76,507                      0
                                      ------------    --------------    ------------    ------------------     ------------------
   Net income
   Other comprehensive income                                                                    86,993                (12,884)

Total comprehensive income

Dividends
Income tax benefit on stock
   compensation                                                                6,908
                                      ------------    --------------    ------------    ------------------     ------------------
BALANCES, DECEMBER 31, 2002        $             0 $       7,032     $       719,709 $          163,500    $           (12,884)
                                      ============    ==============    ============    ==================     ==================






                                              Retained
                                              Earnings           Total
                                            --------------    -------------
BALANCES, JANUARY 1, 2000                $     544,076     $     1,166,563
   Net income                                  259,094             259,094
   Other comprehensive income                                      118,533
                                                              -------------
Total comprehensive income                                         377,627
                                                              -------------
Dividends                                     (134,149)           (134,149)
Capital contributions -
  Parent stock options                                              15,052
Income tax benefit on stock
  compensation                                                       2,336
                                            --------------    -------------
BALANCES, DECEMBER 31, 2000                    669,021           1,427,429
                                            --------------    -------------
   Net income                                  192,746             192,746
   Other comprehensive income                                       42,835
                                                              -------------
Total comprehensive income                                         235,581
                                                              -------------
Dividends                                     (187,633)           (187,633)
Capital contributions adjustment -
  Parent stock options                                             (12,098)
Income tax benefit on stock
   compensation                                                      7,195
                                            --------------    -------------
BALANCES, DECEMBER 31, 2001                    674,134           1,470,474
                                            --------------    -------------
   Net income                                  283,537             283,537
   Other comprehensive income                                       74,109
                                                              -------------
Total comprehensive income                                         357,646
                                                              -------------
Dividends                                     (170,572)           (170,572)
Income tax benefit on stock
   compensation                                                      6,908
                                            --------------    -------------
BALANCES, DECEMBER 31, 2002              $     787,099     $     1,664,456
                                            ==============    =============



See notes to consolidated financial statements.







GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000
====================================================================================================================================
(Dollars in Thousands)

                                                                    2002               2001               2000
                                                              -----------------  -----------------  -----------------
OPERATING ACTIVITIES:
  Net income                                               $        283,537    $       192,746    $       259,094
  Adjustments to reconcile net income to net
    Cash provided by operating activities:
      Earnings allocated to participating
        Policyholders                                                 7,790              2,182              5,188
      Amortization of investments                                   (76,002)           (82,955)           (62,428)
      Net realized gains on investments                             (41,626)           (46,825)           (28,283)
      Depreciation and amortization (including
        Goodwill impairment in 2001)                                 37,639             62,101             41,693
      Deferred income taxes                                           3,993            (41,993)            25,531
      Stock compensation (adjustment)                                                  (12,098)            15,052
  Changes in assets and liabilities, net of Effects from acquisitions:
      Policy benefit liabilities                                    622,854            334,025            310,511
      Reinsurance receivable                                         41,199            (48,384)           (35,368)
      Receivables                                                    89,686            153,350           (128,382)
      Bank overdrafts                                               (41,901)           (29,121)           102,073
      Other, net                                                   (159,562)           157,228           (119,359)
                                                              -----------------  -----------------  -----------------
        Net cash provided by operating activities                   767,607            640,256            385,322
                                                              -----------------  -----------------  -----------------


















                                                                                                    (Continued)





GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000
(Dollars in Thousands)
====================================================================================================================================

                                                                    2002               2001               2000
                                                              -----------------  -----------------  -----------------

INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to-maturity
           Sales                                                                                            8,571
           Maturities and redemptions                                                                     323,728
         Available-for-sale
           Sales                                                  5,729,919          5,201,692          1,460,672
           Maturities and redemptions                             1,456,176          1,244,547            887,420
    Mortgage loans                                                  210,224            224,810            139,671
    Real estate                                                       3,570                                 8,910
    Common stock                                                      2,798             38,331             61,889
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                                                                                (100,524)
         Available-for-sale                                      (7,369,364)        (6,878,213)        (2,866,228)
    Mortgage loans                                                                                         (4,208)
    Real estate                                                      (2,768)            (3,124)           (20,570)
    Common stock                                                    (29,690)           (27,777)           (52,972)
    Corporate owned life insurance                                                    (100,000)
    Other, net                                                      (77,769)            95,808           (100,935)
    Acquisitions, net of cash acquired                                                                     82,214
                                                              -----------------  -----------------  -----------------

          Net cash used in investing activities            $        (76,904)   $      (203,926)   $      (172,362)
                                                              =================  =================  =================






                                                                                                    (Continued)




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000,
====================================================================================================================================
(Dollars in Thousands)

                                                                   2002               2001                2000
                                                             -----------------   ----------------   -----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                   $       (599,724)   $       (483,285)  $       (220,167)
  Due to GWL                                                        (8,033)             (1,207)             7,102
  Due to GWL&A Financial                                           (43,415)             45,245              3,665
  Dividends paid                                                  (170,572)           (187,633)          (134,149)
  Net commercial paper borrowings
    (repayments)                                                      (401)               (585)            97,631
  Net repurchase agreements borrowings
     (repayments)                                                   72,311             250,889            (80,579)
                                                             -----------------   ----------------   -----------------
      Net cash used in financing activities                       (749,834)           (376,576)          (326,497)
                                                             -----------------   ----------------   -----------------

NET (DECREASE) INCREASE IN CASH                                    (59,131)             59,754           (113,537)

CASH, BEGINNING OF YEAR                                            213,731             153,977            267,514
                                                             -----------------   ----------------   -----------------

CASH, END OF YEAR                                         $        154,600    $        213,731   $        153,977
                                                             =================   ================   =================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                          $        164,863    $         59,895   $         78,510
    Interest                                                        16,697              17,529             21,060

Non-cash financing activity:
  Effect on capital - Parent stock options                                             (12,098)            15,052





See notes to consolidated financial statements.                                                       (Concluded)


GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000
================================================================================
(Amounts in Thousands, except Share Amounts)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

       Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc. (GWL&A Financial), a holding company formed in 1998. The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance.

       On December 31, 2000, the Company and certain affiliated companies completed a corporate reorganization. Prior to December 31, 2000, GWL&A Financial was an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (GWL). Under the new structure, GWL&A Financial and GWL each continue to be indirectly and directly, respectively, owned by Great-West Lifeco Inc., a Canadian holding company (the Parent or LifeCo), but GWL no longer holds an equity interest in the Company or GWL&A Financial.

       Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred policy acquisition costs, and valuation of privately placed fixed maturities. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

       Certain reclassifications have been made to the 2001 and 2000 financial statements and related footnotes to conform to the 2002 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

       Investments - Investments are reported as follows:

        1. Management has classified its fixed maturities as available for sale and carries them at fair value with the net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity.

              Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains/(losses) on investments.

       2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any allowances for uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

       3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

       4. Investments in common stock are carried at fair value with net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity.

       5.     Policy loans are carried at their unpaid balances.

       6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

       7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

       Cash - Cash includes only amounts in demand deposit accounts.

       Internal Use Software - Capitalized internal use software development costs of $55,363 and $44,914 are included in other assets at December 31, 2002, and 2001, respectively. The Company capitalized, net of depreciation, $10,448, $6,896 and $17,309 of internal use software development costs for the years ended December 31, 2002, 2001 and 2000, respectively.

       Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's group sales representatives related to the production of new business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $38,707, $44,096, and $36,834 in 2002, 2001, and 2000, respectively.

       Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, open-end management investment companies which are affiliates of the Company, shares of other non-affiliated mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

       Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $8,029,337 and $7,941,905 at December 31, 2002 and 2001, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,152,594 and $4,188,553 at December 31, 2002 and 2001, respectively, are established at the contractholder's account value.

       Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (see Note 5).

       Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

       Participating Fund Account - Participating life and annuity policy reserves are $4,947,081 and $4,844,214 at December 31, 2002 and 2001,
       respectively. Participating business approximates 24.8%, 25.8%, and 28.6% of the Company's ordinary life insurance in force and 80.2%, 85.4%, and 85.2% of ordinary life insurance premium income for the years ended December 31, 2002, 2001, and 2000, respectively.

       The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.

       The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders of which is included in the accompanying consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

       The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from GWL under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

       Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee is amortized over the term of the related agreement and recognized as an adjustment to net investment income.

       The Company receives collateral for lending securities that are held as part of its investment portfolio. The company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

       Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets. Derivatives are not used for speculative purposes. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur. Derivative instruments typically used consist of interest rate swap agreements, credit default swaps, interest rate floors and caps, foreign currency exchange contracts, options, and interest rate futures.

       Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to a floating rate. Credit default swaps may be used in conjunction with another purchased security to reproduce the investment characteristics of a cash investment in the same credit. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset/liability matching program. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments.

       The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions (RSAT's), are a combination of a derivative and a cash security to synthetically create a third replicated security. As of December 31, 2002, the Company has one such security that has been created through the combination of a credit default swap and U.S. Government Agency security. These derivatives do not qualify as hedges and therefore, changes in fair value are recorded in earnings.

       Effective January 1, 2001, the Company adopted Financial Accounting Standards Board (FASB) Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133), as amended by FASB Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." The adoption of SFAS 133 resulted in an approximate $1,000 after-tax increase to accumulated comprehensive income, which has been included in the 2001 change in other comprehensive income in the Statement of Stockholder's Equity.

       The Statements require all derivatives, whether designated in hedging relationships or not, to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges and changes in fair value of derivatives not qualifying for hedge accounting are recognized in earnings.

       The Company occasionally purchases a financial instrument that contains a derivative instrument that is "embedded" in the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e, the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in earnings.

       Hedge ineffectiveness of $177 and $907, determined in accordance with SFAS No. 133, was recorded as a decrease to net investment income for the years ended December 31, 2002 and 2001, respectively.

       Derivative gains and losses included in accumulated other comprehensive income (OCI) are reclassified into earnings at the time interest income is recognized or interest receipts are received on bonds. Derivative gains of $563 and $469 were reclassified to net investment income in 2002 and 2001, respectively. The Company estimates that $837 of net derivative gains included in OCI will be reclassified into net investment income within the next twelve months.

       Revenue Recognition - In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements (SAB No. 101)," which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101B, "Second Amendment: Revenue Recognition in Financial Statements," the Company implemented the provisions of SAB No. 101 during the fourth quarter of 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition practices.

       Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 5.9%, 6.1%, and 6.2% in 2002, 2001, and 2000.

       Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

       Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25, "Accounting for Stock Issued to Employees", to stock-based compensation awards to employees, as interpreted by AIN-APB 25 as it relates to accounting for stock options granted by the Parent to Company employees (see Note 14).

       Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - FASB has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125" (SFAS No. 140), which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. SFAS 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. Certain disclosure requirements under SFAS No. 140 were effective December 15, 2000, and these requirements have been incorporated in the Company's financial statements. The adoption of SFAS No. 140 did not have a significant effect on the financial position or results of operations of the Company.

       Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets - Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets" (EITF 99-20). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial position or results of operations.

       Business Combinations - On June 29, 2001 Statement of Financial Accounting Standards (SFAS) FAS No.141, "Business Combinations" (SFAS No.
       141) was approved by the FASB. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The Company implemented SFAS No. 141 on July 1, 2001. Adoption of the Statement did not have a material impact on the Company's financial position or results of operations.

       Goodwill and Other Intangible Assets - On June 29, 2001, SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS No. 142) was approved by the FASB. SFAS No. 142 changes the accounting for goodwill and certain other intangibles from an amortization method to an impairment-only approach. Amortization of goodwill, including goodwill recorded in past business combinations, ceased upon adoption of this statement. The Company implemented SFAS No. 142 on January 1, 2002. Adoption of this Statement did not have a material impact on the Company's financial position or results of operations.

       Selected Loan Loss Allowance Methodology - In July 2001, the SEC released Staff Accounting Bulletin No. 102, "Selected Loan Loss Allowance Methodology and Documentation Issues" (SAB 102). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. Adoption of SAB 102 by the Company did not have a material impact on the Company's financial position or results of operations.

       Long Lived Assets - In August 2001, the FASB issued SFAS No.144 "Accounting for the Impairment or Disposal of Long-Lived Assets" (SFAS No.144). SFAS No.144 supercedes current accounting guidance relating to impairment of long-lived assets and provides a single accounting methodology for long-lived assets to be disposed of, and also supercedes existing guidance with respect to reporting the effects of the disposal of a business. SFAS No.144 was adopted January 1, 2002 without a material impact on the Company's financial position or results of operations.

       Technical Corrections - April 2002, the FASB issued Statement No. 145 "Rescission of FASB No. 4, 44 and 64, Amendment of FASB Statement No. 13, and Technical Corrections" (SFAS No. 145). FASB No. 4 required all gains or losses from extinguishment of debt to be classified as extraordinary items net of income taxes. SFAS No. 145 requires that gains and losses from extinguishment of debt be evaluated under the provision of Accounting Principles Board Opinion No. 30, and be classified as ordinary items unless they are unusual or infrequent or meet the specific criteria for treatment as an extraordinary item. This statement is effective January 1, 2003. The Company does not expect this statement to have a material effect on the Company's financial position or results of operations.

       Costs Associated With Exit or Disposal Activities - In July 2002, the FASB issued Statement No. 146 "Accounting for Costs Associated With Exit or Disposal Activities" (SFAS No. 146). This statement addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)." This statement requires recognition of a liability for a cost associated with an exit or disposal activity when the liability is incurred, as opposed to when the entity commits to an exit plan under EITF 94-3. SFAS No. 146 is to be applied prospectively to exit or disposal activities initiated after December 31, 2002. The Company does not expect this statement to have a material impact on the Company's financial position or results of operations.

2.     ACQUISITIONS AND SPECIAL CHARGES

       Effective January 1, 2000, the Company co-insured the majority of General American Life Insurance Company's (General American) group life and health insurance business, which primarily consists of administrative services only and stop loss policies. The agreement converted to an assumption reinsurance agreement January 1, 2001. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for $150,000 of cash and miscellaneous assets from General American.

       On October 6, 1999, the Company entered into a purchase and sale agreement with Allmerica Financial Corporation (Allmerica) to acquire via assumption reinsurance Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only, and stop loss policies. The in-force business was immediately co-insured back to Allmerica and then underwritten and retained by the Company upon each policy renewal date. The effect of this transaction was not material to the Company's results of operations or financial position.

       Alta Health & Life Insurance Company (Alta) was acquired by the Company on July 8, 1998. During 1999 and 2000 the Alta business continued to be run as a free-standing unit but was converted to the Company's system and accounting processes. This conversion program resulted in significant issues related to pricing, underwriting, and administration of the business. The Company has decided to discontinue writing new Alta business and all Alta customers will be moved to the Company's contracts over time. All Alta sales and administration staff have become employees of the Company and the underwriting functions are being conducted by the underwriting staff of the Company. In the second quarter of 2001, the Company recorded a $127 million special charge ($80.9 million, net of tax), related to its decision to cease marketing the Alta products. The principal components of the charge include $46 million from premium deficiency reserves, $29 million from premium receivables, $28 million from uninsured accident and health plan claim receivables and $24 million from goodwill and other.

3.     RELATED-PARTY TRANSACTIONS

       The Company performs administrative services for the U.S. operations of GWL and, beginning in 2002, performs investment services for London Reinsurance Group, an indirect subsidiary of GWL. The following represents revenue from related parties for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies, certificates in force and/or administered assets.

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2002              2001               2000
                                                                ---------------   ---------------    ---------------

      Investment management revenue                          $          892     $         186     $          120
      Administrative and underwriting revenue                           860             1,043                704

       At December 31, 2002 and 2001, due to GWL includes $8,503 and $16,536 due on demand and $25,338 and $25,338 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (4.75% and 6.0% at December 31, 2002 and 2001, respectively) while the note payable bears interest at 5.4%.

       At December 31, 2002 and 2001, due to GWL&A Financial includes $(3,619) and $39,796 due on demand and $175,035 and $175,035 of subordinated notes payable. The notes, which were issued in 1999 and used for general corporate purposes, bear interest and mature on June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its statutory surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations. The amounts due on demand to GWL&A Financial bear interest at the public bond rate (4.75% and 6.0% at December 31, 2002 and 2001, respectively) while the note payable bears interest at 7.25%.

       Interest expense attributable to these related party obligations was $14,976, $14,732, and $14,637 for the years ended December 31, 2002,
       2001, and 2000, respectively.

4.    ALLOWANCES ON POLICYHOLDER RECEIVABLES

       Amounts receivable for accident and health plan claims and premiums in the course of collection are generally uncollateralized. Such receivables are from policyholders dispersed throughout the United States and throughout many industry groups.

       The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgement is based on past loss experience and current and projected economic conditions.

       Activity in the allowance for amounts receivable related to uninsured accident and health plan claims is as follows:

                                                                     2002               2001               2000
                                                                 --------------    ---------------    ---------------

      Balance, beginning of year                              $        53,431   $        34,700    $        31,200
      Amounts acquired by reinsurance                                   6,207
      Provisions charged (reversed) to operations                      (7,544)           50,500              7,700
      Amounts written off - net                                        (9,950)          (31,769)            (4,200)
                                                                 --------------    ---------------    ---------------
      Balance, end of year                                    $        42,144   $        53,431    $        34,700
                                                                 ==============    ===============    ===============

       Activity in the allowance for premiums in course of collection is as follows:

                                                                     2002               2001               2000
                                                                 --------------    ---------------    ---------------

      Balance, beginning of year                              $        22,217   $        18,700    $        13,900
      Amounts acquired by reinsurance                                   1,600
      Provisions charged (reversed) to operations                      (5,729)           29,642             14,500
      Amounts written off - net                                        (6,077)          (26,125)            (9,700)
                                                                 --------------    ---------------    ---------------
      Balance, end of year                                    $        12,011   $        22,217    $        18,700
                                                                 ==============    ===============    ===============


5.     REINSURANCE

       In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2002 and 2001, the reinsurance receivable had a carrying value of $241,153 and $282,352, respectively.

       The following schedule details life insurance in force and life and accident/health premiums:


                                                                                                         Percentage
                                                                                                         of Amount
                                                    Reinsurance       Reinsurance                         Assumed
                                    Direct             Ceded            Assumed            Net             to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
      December 31, 2002:
        Life insurance in force:
          Individual         $     43,324,059  $     12,786,783   $     7,280,731        37,818,007        19.3%
          Group                    51,385,610                           7,186,698        58,572,308        12.3%
                                ---------------   ----------------  ----------------  ----------------
            Total            $     94,709,669  $     12,786,783   $    14,467,429   $    96,390,315
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        312,388  $         40,582   $        41,245   $       313,051        13.2%
          Accident/health             728,972            43,047           128,820           814,745        15.8%
                                ---------------   ----------------  ----------------  ----------------
            Total            $      1,041,360  $         83,629   $       170,065   $     1,127,796
                                ===============   ================  ================  ================

      December 31, 2001:
        Life insurance in force:
          Individual         $     43,370,006  $      8,330,282   $     7,399,250   $    42,438,974        17.4%
          Group                    56,650,090                           9,888,796        66,538,886        14.9%
                                ---------------   ----------------  ----------------  ----------------
            Total            $    100,020,096  $      8,330,282   $    17,288,046   $   108,977,860
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        384,688  $         32,820   $        37,442   $       389,310         9.6%
          Accident/health             830,970            49,001            42,750           824,719         5.2%
                                ---------------   ----------------  ----------------  ----------------
            Total            $      1,215,658  $         81,821   $        80,192   $     1,214,029
                                ===============   ================  ================  ================

      December 31, 2000:
        Life insurance in force:
          Individual         $     39,067,268  $      5,727,745   $     7,563,302   $    40,902,825        18.5%
          Group                    75,700,120                          20,610,896        96,311,016        21.4%
                                ---------------   ----------------  ----------------  ----------------
            Total            $    114,767,388  $      5,727,745   $    28,174,198   $   137,213,841
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        349,097  $         35,448   $        88,994   $       402,643        22.1%
          Accident/health             827,044            79,705           175,294           922,633        19.0%
                                ---------------   ----------------  ----------------  ----------------
            Total            $      1,176,141  $        115,153   $       264,288   $     1,325,276
                                ===============   ================  ================  ================


6.     NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

       Net investment income is summarized as follows:

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2002              2001               2000
                                                                ---------------   ---------------    ---------------
      Investment income:
        Fixed maturities and short-term
          Investments                                        $       673,825    $      693,573    $       675,200
        Common stock                                                   3,272             4,882              1,584
        Mortgage loans on real estate                                 48,625            69,237             80,775
        Real estate                                                    2,815             1,113              1,863
        Policy loans                                                 209,608           200,533            191,320
        Other                                                          5,236             3,766                120
                                                                ---------------   ---------------    ---------------
                                                                     943,381           973,104            950,862
      Investment expenses, including interest on
        amounts charged by the related parties
        of $14,976, $14,732, and $14,637                              24,016            38,348             25,829
                                                                ---------------   ---------------    ---------------
      Net investment income                                  $       919,365    $      934,756            925,033
                                                                ===============   ===============    ===============

       Net realized gains (losses) on investments are as follows:
                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2002              2001               2000
                                                                ---------------   ---------------    ---------------
      Realized gains (losses):
        Fixed maturities                                     $        33,455    $       32,116    $       (16,752)
        Common stock                                                   1,639            13,052             33,411
        Mortgage loans on real estate                                  1,493             1,657              2,207
        Real estate                                                                                           490
        Provisions                                                     5,039                                8,927
                                                                ---------------   ---------------    ---------------
      Net realized gains on investments                      $        41,626    $       46,825    $        28,283
                                                                ===============   ===============    ===============

7.     SUMMARY OF INVESTMENTS

       Fixed maturities owned at December 31, 2002 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
      -----------------------------    ------------    ------------    ------------    ------------    ------------
      U.S. Government CMO           $   1,304,614   $     43,929    $               $   1,348,543   $    1,348,543
      U.S. Government ABS                 491,183         16,310            1,785         505,708          505,708
      U.S. Government MBS                 385,764          5,957              149         391,572          391,572
      U.S. Government Other               445,281         19,589                4         464,866          464,866
      Credit tenant loans                 104,648         11,081                          115,729          115,729
      State and municipalities          1,019,049        100,256              194       1,119,111        1,119,111
      Foreign government                   42,182          1,038               61          43,159           43,159
      Corporate bonds                   2,771,977        182,787           53,534       2,901,230        2,901,230
      Mortgage-backed
        securities - CMO                   96,776         16,170               18         112,928          112,928
      Public utilities                    698,365         44,334           11,369         731,330          731,330
      Asset-backed securities           2,138,025         86,261           27,089       2,197,197        2,197,197
      Derivatives                          (3,422)        15,343                           11,921           11,921
      Collateralized mortgage
        obligation                        416,220         11,638                          427,858          427,858
                                       ------------    ------------    ------------    ------------    ------------
                                    $   9,910,662   $    554,693    $      94,203   $  10,371,152   $   10,371,152
                                       ============    ============    ============    ============    ============





       Fixed maturities owned at December 31, 2001 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
      -----------------------------    ------------    ------------    ------------    ------------    ------------
      U.S. Government CMO           $   1,182,723   $     18,025    $       5,767   $   1,194,981   $    1,194,981
      U.S. Government ABS                 463,028         11,422            1,153         473,297          473,297
      U.S. Government MBS                 345,979          2,537            2,840         345,676          345,676
      U.S. Government Other               559,932          8,878            1,810         567,000          567,000
      State and municipalities            935,758         35,462            3,955         967,265          967,265
      Foreign government                   26,466          1,824                           28,290           28,290
      Corporate bonds                   2,943,635        114,871           71,504       2,987,002        2,987,002
      Mortgage-backed
        securities - CMO                   97,136          7,020                          104,156          104,156
      Public utilities                    647,754         22,823            5,997         664,580          664,580
      Asset-backed securities           2,265,033         64,765           11,336       2,318,462        2,318,462
      Derivatives                           1,935         18,682                           20,617           20,617
      Collateralized mortgage
        obligation                        435,074          9,900              125         444,849          444,849
                                       ------------    ------------    ------------    ------------    ------------
                                    $   9,904,453   $    316,209    $     104,487   $  10,116,175   $   10,116,175
                                       ============    ============    ============    ============    ============

       The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

       See Note 9 for additional information on policies regarding estimated fair value of fixed maturities.

       The amortized cost and estimated fair value of fixed maturity investments at December 31, 2002, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                          Amortized           Estimated
                                                            Cost             Fair Value
                                                       ----------------    ----------------
      Due in one year or less                       $         592,856             615,583
      Due after one year through five years                 2,509,745           2,684,171
      Due after five years through ten years                1,144,037           1,238,155
      Due after ten years                                     857,672             875,859
      Mortgage-backed securities                            2,177,144           2,254,479
      Asset-backed securities                               2,629,208           2,702,905
                                                       ----------------    ----------------
                                                    $       9,910,662          10,371,152
                                                       ================    ================

       Proceeds from sales of securities available-for-sale were $5,729,919, $5,201,692, and $1,460,672 during 2002, 2001, and 2000, respectively. The realized gains on such sales totaled $45,315, $42,299, and $8,015 for 2002, 2001, and 2000, respectively. The realized losses totaled $10,410, $10,186, and $24,053 for 2002, 2001, and 2000, respectively. During the years 2002, 2001, and 2000, held-to-maturity securities with amortized cost of $0, $0, and $8,571 were sold due to credit deterioration with insignificant gains and losses.

       During the fourth quarter of 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $19,908 unrealized gain associated with this transfer in other comprehensive income, net of tax.

       At December 31, 2002 and 2001, pursuant to fully collateralized securities lending arrangements, the Company had loaned $284,990 and $278,471 of fixed maturities, respectively.

       The Company engages in hedging activities to manage interest rate, market, credit and foreign exchange risk.

       The following table summarizes the 2002 financial hedge instruments:

                                            Notional                 Strike/Swap
      December 31, 2002                      Amount                     Rate                       Maturity
      -------------------------------    ---------------    ------------------------------    --------------------
      Interest Rate Caps              $      1,122,000          7.64% - 11.65% (CMT)             02/03 - 01/05
      Interest Rate Swaps                      400,188              2.62% - 7.32%                02/03 - 11/09
      Credit Default Swaps                     128,157                   N/A                     02/03 - 11/07
      Foreign Currency
        Exchange Contracts                      27,585                   N/A                     06/05 - 11/06
      Options    Calls                         191,200                 Various                   05/04 - 06/07
                 Puts                           15,000                 Various                   03/07 - 03/07

       The following table summarizes the 2001 financial hedge instruments:

                                            Notional                  Strike/Swap
      December 31, 2001                      Amount                      Rate                        Maturity
      -------------------------------    ---------------    --------------------------------    --------------------
      Interest Rate Caps              $      1,402,000           6.75% - 11.65% (CMT)              01/02 - 01/05
      Interest Rate Swaps                      365,018               3.13% - 7.32%                 01/02- 12/06
      Foreign Currency
        Exchange Contracts                      13,585                    N/A                      06/05 - 07/06
      Options    Calls                         191,300                  Various                    01/02 - 01/06
                 Puts                          131,000                  Various                    12/01 - 12/02

       CMT - Constant Maturity Treasury Rate

       The Company no longer actively invests in mortgage loans. The following is information with respect to impaired mortgage loans:

                                                                                    2002                2001
                                                                               ----------------    ----------------
      Loans, net of related allowance for credit losses of
        $20,917 and $13,018                                                 $           8,200   $           6,300
      Loans with no related allowance for credit losses                                 2,638               5,180
      Average balance of impaired loans during the year                                31,243              31,554
      Interest income recognized (while impaired)                                       2,007               1,617
      Interest income received and recorded (while impaired)
        using the cash basis method of recognition                                      2,249               1,744

       As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $40,302 and $56,258 at December 31, 2002 and 2001, respectively.

       The following table presents changes in the allowance for credit losses:

                                                                     2002              2001               2000
                                                                ---------------   ---------------    ---------------

      Balance, beginning of year                             $        57,654    $       61,242    $        77,416
      Provision for loan losses                                       (3,588)                              (8,927)
      Charge-offs                                                       (139)           (3,588)            (7,247)
      Recoveries                                                       1,727
                                                                ---------------   ---------------    ---------------
      Balance, end of year                                   $        55,654    $       57,654    $        61,242
                                                                ===============   ===============    ===============

8.     COMMERCIAL PAPER

       The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2002, commercial paper outstanding of $96,645 had maturities ranging from 3 to 66 days and interest rates ranging from 1.40% to 1.88%. At December 31, 2001, commercial paper outstanding of $97,046 had maturities from 4 to 63 days and an interest rates ranging from 1.91% to 2.55%.

9.     ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          December 31,
                                             -----------------------------------------------------------------------
                                                           2002                                  2001
                                             ----------------------------------    ---------------------------------
                                                Carrying          Estimated          Carrying          Estimated
                                                 Amount           Fair Value          Amount           Fair Value
                                             ---------------    ---------------    --------------    ---------------
      ASSETS:
         Fixed maturities and
           short-term investments          $    11,080,956   $     11,080,956   $     10,540,905  $     10,540,905
         Mortgage loans on real
           estate                                  417,412            429,907            613,453           624,102
         Policy loans                            2,964,030          2,964,030          3,000,441         3,000,441
         Common stock                               90,188             90,188             73,344            73,344

      LIABILITIES:
         Annuity contract reserves
           without life contingencies            4,152,594          4,228,080          4,188,553         4,210,759
         Policyholders' funds                      299,730            299,730            242,916           242,916
         Due to GWL                                 33,841             32,366             41,874            41,441
         Due to GWL&A Financial                    171,416            173,376            214,831           214,831
         Commercial paper                           96,645             96,645             97,046            97,046
         Repurchase agreements                     323,200            323,200            250,889           250,889

       The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       The estimated fair value of fixed maturities and common stocks that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair values of derivatives of $11,921 and $20,617 at December 31, 2002 and 2001, respectively, consisting principally of interest rate swaps are included in fixed maturities.

       Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

       Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

       The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

       The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

       The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

       The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2002.

       The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

       The estimated fair value of derivatives, primarily consisting of interest rate swaps which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net asset position for interest rates swaps are $1,488 and $33 of liabilities in 2002 and 2001, respectively. Included in the net asset position for foreign currency exchange contracts are $2,518 and $127 of liabilities in 2002 and 2001, respectively.

10.    EMPLOYEE BENEFIT PLANS

       The following table summarizes changes for the years ended December 31, 2002, 2001, and 2000 in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. Based on an accumulated pension benefit obligation of $167,552 at December 31, 2002, an additional minimum liability of $22,549 was recorded resulting in a net accrued benefit liability of $4,236 as of December 31, 2002. There was no additional minimum pension liability required to be recognized as of December 31, 2001 or 2000.

                                                                                          Post-Retirement
                                                    Pension Benefits                        Medical Plan
                                            ----------------------------------    ---------------------------------
                                              2002         2001        2000         2002        2001        2000
                                            ---------    ---------   ---------    ---------   ---------    --------
      Change in projected benefit
      obligation
      Benefit obligation at beginning     $ 150,521   $  140,563   $ 126,130   $  57,861    $ 33,018    $  29,228
      of year
      Service cost                            8,977        8,093       7,062       3,516       3,331        2,305
      Interest cost                          11,407        9,718       9,475       3,138       3,303        2,167
      Acquisition of new employees                                                             7,823
      Amendments                                827                               (22,529)
      Actuarial (gain) loss                  20,679       (2,640)      2,510      (9,814)     11,401
      Benefits paid                          (6,364)      (5,213)     (4,614)       (930)     (1,015)        (682)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Benefit obligation at end of year   $ 186,047   $  150,521   $ 140,563   $  31,242    $ 57,861    $  33,018
                                            ---------    ---------   ---------    ---------   ---------    --------

      Change in plan assets
      Fair value of plan assets at
        beginning of year                 $ 187,661   $  193,511   $ 192,093   $            $           $
      Actual return on plan assets          (17,979)        (637)      6,032
      Benefits paid                          (6,364)      (5,213)     (4,614)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Fair value of plan assets at end      163,318      187,661     193,511
      of year
                                            ---------    ---------   ---------    ---------   ---------    --------

      Funded (unfunded) status              (22,729)      37,140      52,948      (31,242)    (57,861)     (33,018)
      Unrecognized net actuarial (gain)      51,943       (1,499)    (15,239)      4,361      14,659        3,430
      loss
      Unrecognized prior service cost         2,727        2,533       3,073      (9,392)      9,326        2,148
      Unrecognized net obligation or
      (asset)
        at transition                       (13,628)     (15,142)    (16,655)                 12,120       12,928
      Acquisition of GenAm employees                                                          (7,823)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Prepaid (accrued) benefit cost         18,313
      Additional minimum liability          (22,549)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Prepaid benefit cost/
        (accrued benefit liability)          (4,236)      23,032      24,127      (36,273)    (29,579)     (14,512)
      Intangible asset                        2,727
      Accumulated other comprehensive
        income adjustments                   19,822
                                            ---------    ---------   ---------    ---------   ---------    --------
      Net amount recognized               $  18,313   $   23,032   $  24,127   $  (36,273)  $ (29,579)  $  (14,512)
                                            =========    =========   =========    =========   =========    ========





                                                                                          Post-Retirement
                                                    Pension Benefits                        Medical Plan
                                            ----------------------------------    ---------------------------------
                                              2002         2001        2000         2002        2001        2000
                                            ---------    ---------   ---------    ---------   ---------    --------
      Components of net periodic
      benefit cost
      Service cost                        $   8,977   $    8,093   $   7,062   $   3,516    $  3,331    $   2,305
      Interest cost                          11,406        9,718       9,475       3,138       3,303        2,167
      Expected return on plan assets        (14,782)     (15,276)    (17,567)
      Amortization of transition             (1,514)      (1,514)     (1,514)        808         808          808
      obligation
      Amortization of unrecognized prior
        service cost                            632          541         541         161         645          162
      Amortization of unrecognized
        prior service cost - GenAm                                                              (484)
      Amortization of gain from earlier
        periods                                             (467)       (879)                    172           34
                                            ---------    ---------   ---------    ---------   ---------    --------
      Net periodic (benefit) cost         $   4,719   $    1,095   $  (2,882)  $   7,623    $  7,775    $   5,476
                                            =========    =========   =========    =========   =========    ========

      Weighted-average assumptions as
      of December 31
      Discount rate                           6.75%        7.25%       7.50%        6.75%       7.25%        7.50%
      Expected return on plan assets          8.00%        8.00%       9.25%        8.00%       8.00%        9.25%
      Rate of compensation increase          3.92%         4.00%       5.00%       3.92%        4.00%        5.00%

       The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2002, 2001, or 2000.

       Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 9.5% annual rate of increase in the per capita cost of covered health care benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2011. Additionally, it was assumed that the Company's cost for retirees eligible for health care benefits under Medicare would be limited to an increase of 3% starting in 2003, due to a plan change. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                          1-Percentage             1-Percentage
                                                                              Point                    Point
                                                                            Increase                 Decrease
                                                                       --------------------     --------------------
      Increase (decrease) on total of service and
        interest cost on components                                 $             1,506     $             (1,166)
      Increase (decrease) on post-retirement benefit
        obligation                                                                2,221                   (1,907)

       The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2002, 2001, and 2000 totaled $7,257, $7,773, and $6,130, respectively.

       The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $20,606 and $20,033 as of December 31, 2002 and 2001, respectively. The participant deferrals earn interest at 7.3% at December 31, 2002, based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2002, 2001, and 2000 was $1,459, $1,434, and $1,358, respectively.

       The Company also provides a supplemental executive retirement plan to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2002, 2001, and 2000 was $2,527, $2,726, and $3,023,
       respectively. The total liability of $20,037 and $20,881 as of December 31, 2002 and 2001 is included in other liabilities.

11.   FEDERAL INCOME TAXES

       The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                                                     2002            2001             2000
                                                                  ------------    ------------     ------------
      Federal tax rate                                                  35.0   %        35.0   %         35.0   %
      Reduction in tax contingency                                      (3.3)
      Investment income not subject
         to federal tax                                                 (1.3)           (1.7)            (0.9)
      Other, net                                                         1.1            (0.3)
                                                                  ------------    ------------     ------------
      Total                                                             31.5   %        33.0   %         34.1   %
                                                                  ============    ============     ============

       The Company has reduced its liability for tax contingencies due to the completion of the 1994 - 1996 Internal Revenue Service examination. The amount released was $13,810; however, $4,000 of the release was attributable to participating policyholders and therefore, had no affect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 2002 statement of income.

       Temporary differences which give rise to the deferred tax assets and liabilities as of December 31, 2002 and 2001 are as follows:

                                                               2002                              2001
                                                  -------------------------------    ------------------------------
                                                    Deferred         Deferred          Deferred         Deferred
                                                      Tax               Tax              Tax              Tax
                                                     Asset           Liability          Asset          Liability
                                                  -------------    --------------    -------------    -------------
      Policyholder reserves                    $      231,679   $                 $      219,227   $
      Deferred policy acquisition costs                                   94,018                             96,567
      Deferred acquisition cost
        proxy tax                                     109,779                            119,052
      Investment assets                                                  149,958                             67,136
      Other                                                               28,466                             61,664
                                                  -------------    --------------    -------------    -------------
            Total deferred taxes               $      341,458   $        272,442  $      338,279   $        225,367
                                                  =============    ==============    =============    =============

       Amounts included for investment assets above include $86,907 and $40,122 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2002 and 2001, respectively.

       Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

12.   OTHER COMPREHENSIVE INCOME

       Other comprehensive income for the year ended December 31, 2002 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale securities:
         Net changes during the year related to cash
            flow hedges                                 $        (7,486)    $          2,620    $          (4,866)
         Unrealized holding gains (losses) arising
            during the period                                   192,079              (67,290)             124,789
         Less:  reclassification adjustment for
            (gains) losses realized in net income                (8,004)               2,802               (5,202)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   176,589              (61,868)             114,721
      Reserve and  DAC adjustment                               (42,681)              14,953              (27,728)
                                                          -----------------    ----------------    -----------------
                                                          -----------------    ----------------    -----------------
      Net unrealized gains (losses)                     $       133,908     $        (46,915)   $          86,993
                                                          -----------------    ----------------    -----------------
                                                          -----------------    ----------------    -----------------
      Minimum pension liability adjustment                      (19,822)               6,938              (12,884)
                                                          -----------------    ----------------    -----------------
         Other comprehensive income                             114,086              (39,977)              74,109
                                                          =================    ================    =================

       Other comprehensive income for the year ended December 31, 2001 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale securities:
         Net changes during the year related to cash
            flow hedges                                 $        12,637     $         (4,423)   $           8,214
         Unrealized holding gains (losses) arising
            during the period                                   112,544              (39,397)              73,147
         Less:  reclassification adjustment for
            (gains) losses realized in net income               (15,912)               5,569              (10,343)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   109,269              (38,251)              71,018
      Reserve and  DAC adjustment                               (43,358)              15,175              (28,183)
                                                          -----------------    ----------------    -----------------
        Other comprehensive income                      $        65,911     $        (23,076)   $          42,835
                                                          =================    ================    =================

       Other comprehensive income for the year ended December 31, 2000 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains (losses) arising
            during the period                           $       204,274     $        (71,495)   $         132,779
         Less:  reclassification adjustment for
            (gains) losses realized in net income                 9,436               (3,303)               6,133
                                                          -----------------    ----------------    -----------------
         Net unrealized gains (losses)                          213,710              (74,798)             138,912
      Reserve and  DAC adjustment                               (31,352)              10,973              (20,379)
                                                          -----------------    ----------------    -----------------
        Other comprehensive income                      $       182,358     $        (63,825)   $         118,533
                                                          =================    ================    =================

13.    STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

       At December 31, 2002 and 2001, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

       No dividends were paid on preferred stock in 2002, 2001, and 2000, respectively. Dividends of $170,572, $187,633, and $134,149 were paid on common stock in 2002, 2001, and 2000, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                               2002                2001                2000
                                          ----------------    ----------------    ---------------
                                            (Unaudited)
      Net income                       $        205,749    $        266,398    $        293,521
      Capital and surplus                     1,292,292           1,200,372           1,083,718

       In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, was effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance required adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The adoption of Codification as modified by the Colorado Division of Insurance increased statutory net worth as of January 1, 2001, by approximately $105,760. (The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth).

       The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 2002 were $1,292,292 and $208,194 [Unaudited], respectively. The Company should be able to pay up to $208,194 [Unaudited] of dividends in 2003.

14.    STOCK OPTIONS

       The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices of no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options. As of December 31, 2002, 2001, and 2000, stock available for award to Company employees under the Lifeco plan aggregated 3,917,344, 3,278,331, and 4,808,047 shares.

       The plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2004, and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, became exercisable, if certain cumulative financial targets were attained by the end of 2001. A total of 175,511 options vested and became exercisable. The exercise period runs from June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, accrued compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25. During 2001, the Company released $12,098 of this accrual when certain financial targets were not attained.

       Additional variable options granted in 2001, 2000, and 1998 totaling 80,000, 120,000 and 380,000 respectively, become exercisable if certain sales or financial targets are attained. During 2002, 2001, and 2000, 0, 7,750, and 13,250 of these options vested and accordingly, the Company recognized compensation expense of $0, $48, and $151, respectively. If exercisable, the exercise period expires ten years from the date of grant.

       The following table summarizes the status of, and changes in, Lifeco options granted to Company employees, which are outstanding and the weighted-average exercise price (WAEP) for 2002, 2001, and 2000. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:


                                           2002                         2001                         2000
                                 -------------------------    -------------------------    -------------------------
                                   Options        WAEP          Options        WAEP         Options         WAEP
                                 ------------   ----------    ------------   ----------    -----------    ----------
      Outstanding, Jan. 1           6,398,149 $   11.66          7,675,551 $    9.91         6,867,098 $     9.20
        Granted                       174,500     22.16            947,500     22.28         1,386,503      14.88
        Exercised                   1,359,491      7.16          1,534,568      5.87           451,300       7.74
        Expired or
          canceled                    766,013     11.02            690,334     11.24           126,750      12.17
                                 ------------   ----------    ------------   ----------    -----------    ----------
      Outstanding, Dec 31           4,447,145 $   13.66          6,398,149 $   11.66         7,675,551 $     9.91
                                 ============   ==========    ============   ==========    ===========    ==========

      Options
        exercisable
        at year-end                 2,121,638 $   11.67          2,602,480 $    8.08         3,077,998 $     7.11
                                 ============   ==========    ============   ==========    ===========    ==========

      Weighted average
        fair value of
        options granted
        during year            $    7.46                   $     7.10                   $     5.00
                                 ============                 ============                 ===========

       The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2002:

                                                 Outstanding                                 Exercisable
                               -------------------------------------------------   ---------------------------------
                                                                     Average                             Average
            Exercise                                 Average         Exercise                            Exercise
          Price Range              Options            Life            Price            Options            Price
      ---------------------    ----------------    ------------    -------------   ----------------    -------------
      $5.37 - 7.13                   696,076           3.55     $       5.43             696,076    $        5.43
      $10.27 - 17.04               2,735,569           5.88     $      12.67           1,256,325    $       13.74
      $21.70 - 23.66               1,015,500           8.79     $      21.96             169,237    $       21.94

       Of the exercisable Lifeco options, 1,941,364 relate to fixed option grants and 180,274 relate to variable grants.

       Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada.

       The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and WAEP for 2002, 2001, and 2000. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:


                                           2002                          2001                          2000
                                 --------------------------    --------------------------    --------------------------
                                   Options          WAEP         Options          WAEP         Options         WAEP
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding,  Jan.1,             70,000  $     2.16            70,000  $     2.29           285,054  $    3.23
        Exercised                      70,000        2.21                                         215,054       3.30
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding, Dec 31,                  0  $     0.00            70,000  $     2.16            70,000  $    2.29
                                 =============    =========    =============    =========    =============   ==========
      Options exercisable
        at year-end                         0  $     0.00            70,000  $     2.16            70,000  $    2.29
                                 =============    =========    =============    =========    =============   ==========


       The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $2,364, $2,092, and $1,799, in 2002, 2001, and 2000,
       respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2002, 2001, and 2000, respectively: dividend yields of 2.453%, 2.27%, and 2.44%, expected volatility of 31.67%, 28.56%, and 29.57%, risk-free interest rates of 5.125%, 5.30%, and 6.61% and expected lives of 7 years.

15.    SEGMENT INFORMATION

       The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers, corporations, and individuals and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels. Prior to 2002, the Employee Benefits segment marketed and administered corporate savings products (401(k) plans). In 2002 the Financial Services segment assumed responsibility for these products. The 2001 and 2000 segment information has been reclassified to account for this change.

       The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

       The Company's operations are not materially dependent on one or a few customers, brokers or agents.

       Summarized segment financial information for the year ended and as of December 31 was as follows:

       Year ended December 31, 2002

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $        960,191     $       159,904     $      1,120,095
         Fee income                                             660,423             223,139              883,562
         Net investment income                                   67,923             851,442              919,365
         Realized investment gains                                8,918              32,708               41,626
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,697,455           1,267,193            2,964,648
      Benefits and Expenses:
         Benefits                                               761,481             831,272            1,592,753
         Operating expenses                                     732,472             225,671              958,143
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,493,953           1,056,943            2,550,896
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  203,502             210,250              413,752
      Income taxes                                               67,198              63,017              130,215
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------
      Net income                                       $        136,304     $       147,233     $        283,537
                                                          =================   =================   =================

      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,491,857     $    13,064,464     $     14,556,321
      Other assets                                              605,029           1,156,343            1,761,372
      Separate account assets                                                    11,338,376           11,338,376
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      2,096,886     $    25,559,183     $     27,656,069
                                                          =================   =================   =================





       Year ended December 31, 2001

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,033,886     $       169,753     $      1,203,639
         Fee income                                             713,297             233,958              947,255
         Net investment income                                   65,474             869,282              934,756
         Realized investment gains (losses)                      15,638              31,087               46,825
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,828,295           1,304,180            3,132,475
      Benefits and Expenses:
         Benefits                                               858,945             837,652            1,696,597
         Operating expenses                                     775,018             246,102            1,021,120
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,633,963           1,083,754            2,717,717
      Income taxes                                               67,771              73,341              141,112
                                                          -----------------   -----------------   -----------------
      Net income before special charges                         126,561             147,085              273,646
      Special charges (net of tax)                               80,900                                   80,900
                                                          -----------------   -----------------   -----------------
      Net income                                       $         45,661     $       147,085     $        192,746
                                                          =================   =================   =================

      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,080,974     $    13,159,007     $     14,239,981
      Other assets                                              792,383           1,201,373            1,993,756
      Separate account assets                                                    12,584,661           12,584,661
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      1,873,357     $    26,945,041     $     28,818,398
                                                          =================   =================   =================

       Year ended December 31, 2000

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,142,319     $       190,247     $      1,332,566
         Fee income                                             648,329             223,298              871,627
         Net investment income                                   70,932             854,101              925,033
         Realized investment gains (losses)                      (2,998)             31,281               28,283
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,858,582           1,298,927            3,157,509
      Benefits and Expenses:
         Benefits                                               914,730             831,142            1,745,872
         Operating expenses                                     780,281             238,222            1,018,503
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,695,011           1,069,364            2,764,375
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  163,571             229,563              393,134
      Income taxes                                               57,078              76,962              134,040
                                                          -----------------   -----------------   -----------------
      Net income                                       $        106,493     $       152,601     $        259,094
                                                          =================   =================   =================





       The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                                              2002                2001                2000
                                                        -----------------    ----------------    ----------------
      Premium Income:
         Employee Benefits
             Group Life & Health                      $       960,191     $      1,033,886    $      1,142,319
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                     960,191            1,033,886           1,142,319
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                            1,382                8,429               7,253
             Individual Insurance                             158,423              161,227             182,957
             401(K)                                                99                   97                  37
                                                                             ----------------    ----------------
                                                        -----------------
                  Total Financial Services                    159,904              169,753             190,247
                                                        -----------------
                                                                             ----------------    ----------------
      Total premium income                            $     1,120,095     $      1,203,639    $      1,332,566
                                                        =================    ================    ================

      Fee Income:
         Employee Benefits
             Group Life & Health
               (uninsured plans)                      $       660,423     $        713,297    $        648,329
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                     660,423              713,297             648,329
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                          117,952              119,793             111,201
             Individual Insurance                              18,152               17,888               8,117
             401(k)                                            87,035               96,277             103,980
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
                  Total Financial Services                    223,139              233,958             223,298
                                                        -----------------    ----------------    ----------------
      Total fee income                                $       883,562     $        947,255    $        871,627
                                                        =================    ================    ================

16.   OBLIGATIONS RELATING TO DEBT AND LEASES:

      The Company enters into operating leases primarily for office space. As of December 31, 2002, minimum annual rental commitments on operating leases having initial or remaining non-cancellable lease terms in excess of one year during the years 2003 through 2007 were $26,323.4, $23,525.5, $22,069.9, $20,584.4 and $15,443.2, respectively, with $33,105.2 in minimum commitments thereafter.

                                  2003           2004          2005          2006           2007        Thereafter
                                ----------    -----------    ----------    ----------    -----------   -------------
      Related party notes
                             $             $              $             $   25,000.0  $              $   175,000.0
      Operating leases           26,323.4      23,525.5       22,069.9      20,584.4      15,443.2        33,105.2
                                ----------    -----------    ----------    ----------    -----------   -------------
      Total contractual
        obligations          $   26,323.4  $   23,525.5   $   22,069.9  $   45,584.4  $   15,443.2   $   208,105.2
                                ==========    ===========    ==========    ==========    ===========   =============

17.  COMMITMENTS AND CONTINGENCIES

       The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.


                                     PART C
                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a) Financial Statements.


               The consolidated financial statements of GWL&A as of December 31, 2002 and each of the three years in the period ended December 31, 2002, as well as the financial statements of the Variable Annuity-1 Series Account for the years ended December 31, 2002, and 2001 are included in Part B.


        (b)    Exhibits


               (1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the initial Registration Statement filed by Registrant on Form N-4 on February 22, 1996, File No. 333-01153.


               (2) Not applicable.

               (3) Form of amended and restated distribution agreement between Depositor and Principal Underwriter is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4 filed April 24, 2001, File No. 333-52956.


               (4) Forms of the variable annuity contracts are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 24, 2001, Registration No. 333-52956.

               (5) Forms of applications are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4 filed April 24, 2001, File No. 333-52956.

               (6) Copy of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement filed on Form N-4 by Registrant on Form N-4 on October 30, 1996, File No. 333-01153.

               (7) Not applicable.

               (8) Forms of participation agreements and amendments thereto with underlying funds are incorporated by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-4, filed October 30, 1996, File No. 333-01153; Post-Effective Amendment No 1 to Registrant's Registration Statement on Form N-4 filed April 28, 1997, File No. 333-01153; Post-Effective Amendment No.2 to Registrant's Registration Statement on Form N-4 filed April 17, 1998, File No. 333-01153; Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4 filed April 24, 2001, File No. 333-52956; Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-4 filed April 12, 2002, File No. 333-01153; and Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-4 filed April 16, 2002, File No. 333-52956.

               (9) Opinion of counsel and consent of Beverly A. Byrne, Vice President, Counsel and Associate Secretary is incorporated by reference to the initial Registration Statement filed by Registrant on Form N-4 on December 29, 2000, File No. 333-52956.

               (10) (a) Written Consent of legal counsel to be filed by amendment.
                    (b) Written Consent of independent auditors is filed
               herewith as Exhibit 10(b).

                    (c) Powers of attorney for R. Gratton, J. Balog, J.W. Burns,
               O.T. Dackow, P. Desmarais, Jr., K.P. Kavanagh, W. Mackness, J.E.A. Nickerson, P.M. Pitfield, M. Plessis-Belair and B. Walsh are incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement filed by Registrant on Form N-4 on April 12, 2002, File No. 333-01153.

               (11) Not Applicable.

               (12) Not Applicable.


               (13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement filed April 24, 2001, Registration No. 333-52956.

Item 25.       Directors and Officers of the Depositor

                                                                        Position and Offices
Name                         Principal Business Address                    with Depositor
----                         --------------------------                 -------------------


James Balog                  2205 North Southwinds Boulevard, Apt. 307  Director
                             Vero Beach, Florida  32963

James W. Burns, O.C.                (7)                                 Director


Orest T. Dackow                     (3)                                 Director

Andre Desmarais                     (4)                                 Director

Paul Desmarais, Jr.                 (4)                                 Director

Robert Gratton                      (5)                                 Chairman



Kevin P. Kavanagh, C. M.            (1)                                 Director


William Mackness             696 Whitehaven Crescent                    Director
                             London, Ontario N6G 4V4


William T. McCallum                 (3)                                 Director, President and
                                                                        Chief Executive Officer


Jerry E.A. Nickerson         H.B. Nickerson & Sons Limited              Director
                             P.O. Box 130
                             255 Commercial Street
                             North Sydney, Nova Scotia  B2A 3M2


P. Michael Pitfield, P.C., Q.C.     (4)                                 Director

Michel Plessis-Belair, F.C.A.       (4)                                 Director


Brian E. Walsh               QVan Capital, LLC                          Director
                              1 Dock Street, 4th Floor

                             Stamford, Connecticut  06902

John A. Brown                       (3)                                 Senior Vice-President,
                                                                        Financial Services

S. Mark Corbett                     (3)                                 Senior Vice-President,
                                                                        Investments

John R. Gabbert                     (2)                                 Senior Vice-President,
                                                                        Employee Benefits


Donna A. Goldin                     (2)                                 Senior Vice-President,
                                                                        Employee Benefits


Mitchell T.G. Graye                 (3)                                 Executive Vice-President,
Chief  Financial Officer

Wayne Hoffmann                      (3)                                 Senior Vice-President,
                                                                        Investments

D.Craig Lennox                      (6)                                 Senior Vice-President,
                                                                        General Counsel and
                                                                        Secretary


James C. Matura                     (2)                                 Senior Vice President,
                                                                        Employee Benefits

Charles P. Nelson                   (3)                                 Senior Vice-President,
                                                                        Financial Services

Deborah L. Origer-Bauroth           (2)                                 Senior Vice-President
                                                                        Employee Benefits

Marty Rosenbaum                     (2)                                 Senior Vice-President,
                                                                        Employee Benefits

Richard F. Rivers                   (2)                                 Executive Vice-President
                                                                        Employee Benefits

Gregg E. Seller                     (3)                                 Senior Vice-President,
                                                                        Financial Services

Robert K. Shaw                      (3)                                 Senior Vice-President,
                                                                        Financial Services


George D. Webb                      (3)                                 Senior Vice-President,
                                                                        Financial Services

Douglas L. Wooden                   (3)                                 Executive Vice-President,
                                                                        Financial Services


Jay W. Wright                       (2)                                 Senior Vice-President,
                                                                        Employee Benefits



(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8505 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8515 East Orchard Road, Greenwood Village, Colorado 80111.


(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec,
    Canada H2Y 2J3.
(6) 8525 East Orchard Road, Greenwood Village, Colorado 80111
(7) Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg, Manitoba, Canada R3B 0X5.


Item 26.       Persons controlled by or under common control with the Depositor or Registrant
               ------------------------------------------------------------------------------
        (State/Country of Organization) - Nature of Business
Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.4%  - Power Financial Corporation (Canada) - Holding Company
               81.03%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                           100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                             100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                             100.0% - Great-West Life & Annuity Insurance Company (Colorado) -
                                      Life and Health Insurance Company
                                100.0% - First Great-West Life & Annuity Insurance Company (New York) -
                                Life and Health Insurance Company
                                100.0% - Advised Assets Group, LLC (Colorado) - Investment Adviser
                                100.0% - Alta Health & Life Insurance Company (Indiana) - Life and
                                Health Insurance Company
                                         100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                                100.0% - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                         100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities
                                         Broker/Dealer
                                         100.0% - BCC Corp of Wyoming, Inc. (Wyoming) - Insurance Agency
                                100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) -
                                Third Party Administrator
                                         100.0%  - NPC Securities, Inc. (California) - Securities
                                         Broker/Dealer
                                         100.0%  - National Plan Coordinators of Washington, Inc.
                                         (Washington) - Third Party Administrator
                                         100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc.
                                         (Massachusetts) - Insurance Agency
                               100.0% - One Benefits, Inc. (Colorado) - Holding Company
                                        100.0%  - One Health Plan of Alaska, Inc. (Alaska) - Preferred
                                        Provider Organization
                                        100.0%  - One Health Plan of Arizona, Inc. (Arizona) - Health
                                        Maintenance Organization
                                        100.0%  - One of Arizona, Inc. (Arizona) - Preferred Provider
                                        Organization
                                        100.0% - One Health Plan of California, Inc.
                                        (California) - Health Maintenance Organization
                                        100.0% - One Health Plan of Colorado, Inc.
                                        (Colorado) - Health Maintenance Organization
                                        100.0% - One Health Plan of Florida, Inc. (Florida) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Georgia, Inc. (Georgia) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Illinois, Inc. (Illinois) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Indiana, Inc. (Indiana) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Kansas/Missouri, Inc. (Kansas) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Maine, Inc. (Maine) - Preferred
                                        Provider Organization
                                        100.0% - One Health Plan of Massachusetts, Inc. (Massachusetts) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Michigan, Inc. (Michigan) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of Minnesota, Inc. (Minnesota) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of Nevada, Inc. (Nevada) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of New Hampshire, Inc. (New Hampshire) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of New Jersey, Inc. (New Jersey) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of New York, Inc. (New York) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of North Carolina, Inc. (North Carolina) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Ohio, Inc. (Ohio) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Oregon, Inc. (Oregon) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Pennsylvania, Inc. (Pennsylvania) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of South Carolina, Inc. (South Carolina) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of Tennessee, Inc. (Tennessee) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Texas, Inc. (Texas) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan, Inc. (Vermont) -
                                        Preferred Provider Organization
                                        100.0%  - One Health Plan of Virginia, Inc. (Virginia) -
                                        Preferred Provider Organization
                                        100.0%  - One Health Plan of Washington, Inc. (Washington) -
                                        Health Maintenance Organization
                                        100.0%  - One Health Plan of Wisconsin, Inc. (Wisconsin) -
                                        Preferred Provider Organization
                                        100.0%  - One Health Plan of Wyoming, Inc. (Wyoming) -
                                        Preferred Provider Organization
                                        100.0%  - One Orchard Equities, Inc. (Colorado) - Securities
                                        Broker/Dealer
                              100.0%  - Financial Administrative Services Corporation (Colorado) -
                                        Third Party Administrator
                              100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                               50.0%  - Westkin Properties Ltd. (California) - Real Property
                                        Corporation
                              100.0%  - Great-West Benefit Services, Inc. (Delaware) - Leasing
                                        Company
                               92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                              100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                                        100.0% - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                        100.0% - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                               86.8%  - Orchard Series Fund (Delaware) - Investment Company
                                        100.0%  - Orchard Trust Company (Colorado) - Trust Company


                                                C-12

                                                C-13

Item 27.       Number of Contractowners


        As of February 25, 2003, there were 1,239 owners of non-qualified Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses. As of February 15, 2003, the number of owners of these other contracts was 61 qualified contractowners and 10,100 non-qualified contractowners.


Item 28.       Indemnification

        Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                  Colorado Business Corporation Act

   Article 109 - INDEMNIFICATION

   Section 7-109-101.  Definitions.

           As used in this Article:

           (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

           (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promotor, or a trustee of or to hold any similar position with, another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

           (3) "Expenses" includes counsel fees.

           (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

           (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

           (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

           (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

   Section 7-109-102.  Authority to indemnify directors.

           (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

                  (a) The person conducted himself or herself in good faith; and

                  (b) The person reasonably believed:

                         (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

                         (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                  (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

           (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

           (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

           (4) A corporation may not indemnify a director under this section:

                  (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                  (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

           (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 7-109-103.  Mandatory Indemnification of Directors.

                  Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

   Section 7-109-104.  Advance of Expenses to Directors.

           (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                  (a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

                  (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                  (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

           (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

           (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

   Section 7-109-105.  Court-Ordered Indemnification of Directors.

           (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                  (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                  (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section  7-109-106.   Determination  and  Authorization  of  Indemnification  of
                      Directors.

           (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

          (2) The determinations required by under subsection (1) of this section shall be made:

                  (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                  (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

           (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                  (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                  (b) By the shareholders.

           (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107.  Indemnification  of Officers,  Employees,  Fiduciaries,  and
                    Agents.

           (1) Unless otherwise provided in the articles of incorporation:

                  (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                  (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                  (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

   Section 7-109-108.  Insurance.

                  A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan, against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

   Section 7-109-109.  Limitation of Indemnification of Directors.

           (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

           (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

   Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                  If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                           Bylaws of GWL&A

           Article II, Section 11.  Indemnification of Directors.
                                    ----------------------------

                  The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

Item 29.   Principal Underwriter

(a) Charles Schwab & Co., Inc. ("Schwab") is the distributor of securities of the Registrant. Schwab also serves as distributor or principal underwriter for the First Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Investments, and Excelsior Venture Investorrs III LLC.

(b)     Directors and Officers of Schwab

       Name                Principal Business        Position and Offices with Underwriter
                                 Address
Charles R. Schwab                     (1)             Chairman, Director
David S. Pottruck                     (1)             President, Chief Executive Officer, Director
Lon Gorman                            (1)             Vice Chairman and Enterprise President -
                                                      Schwab Capital Markets

John P. Coghlan                       (1)             Vice Chairman and Enterprise President -
                                                      Schwab Institutional
Dawn G. Lepore                        (1)             Vice Chairman, Executive Vice President
                                                      and Chief Information Officer
Gideon Sasson                         (1)             Enterprise President - Brokerage
                                                      Operations
Karen W.  Chang                       (1)             Enterprise President - General Investor
                                                      Services
Carrie Dwyer                          (1)             Executive Vice President - Corporate
                                                      Oversight and Corporate Secretary

Parkash P. Ahuja                      (1)             Executive Vice President - Corporate
                                                      Services
Geoffrey J. Penney                    (1)             Executive Vice President and Chief
                                                      Information Officer
Bryce R. Lensing                      (1)             Executive Vice President - Global Risk
                                                      Management
Michael S. Knight                     (1)             Executive Vice President - Head of
                                                      Branches
Mary S. McLeod                        (1)             Executive Vice President - Human
                                                      Resources
John P. McGonigle                     (1)             Executive Vice President - Mutual Funds
James M. Hackley                      (1)             Executive Vice President - Retail Client
                                                      Services

Maurisa Sommerfield                   (1)             Executive Vice President - Retail Client
                                                      Services
Walter W. Bettinger, II               (1)             Executive Vice President - Retirement
                                                      Plan Services
Jeremiah H. Chafkin                   (1)             Executive Vice President - Investment
                                                      Advice and Products
Frederick E. Matteson                 (1)             Executive Vice President - Schwab
                                                      Technology Services
Elizabeth G. Sawi                     (1)             Executive Vice President
Christopher V. Dodds                  (1)             Executive Vice President, Chief
                                                      Financial Officer, Director

Daniel O. Leemon                      (1)             Executive Vice President and Chief
                                                      Strategy Officer
Jeffrey Lyons                         (1)             Executive Vice President, Asset
                                                      Management Products & Services

Deborah D. McWhinney                  (1)             Executive Vice President - Schwab
                                                      Institutional
David Dibble                          (1)             Executive Vice President - Schwab
                                                      Technology
William M. Thomas                     (1)             Senior Vice President - Fund
                                                      Administration
Ron Carter                            (1)             Senior Vice President - Mutual Fund
                                                      Operations
Colleen M. Hummer                     (1)             Senior Vice President - Investment
                                                      Advice and Products
Michelle M. Swenson                   (1)             Senior Vice President - Mutual Funds
                                                      Marketing and Development
Daniel J. Keller                      (1)             Senior Vice President - Mutual Funds
                                                      Technology
Martha J. Deevy                       (1)             Senior Vice President - Electronic
                                                      Brokerage Business Development and
                                                      Marketing
Joseph R. Martinetto                  (1)             Senior Vice President - Retail Finance
Willie C. Bogan                       (1)             Vice President and Assistant Corporate
                                                      Secretary

R. Scott McMillen                     (1)             Vice President and Assistant Corporate
                                                      Secretary
Jane E. Fry                           (1)             Assistant Corporate Secretary

--------------------------------------

(1) 101 Montgomery, San Francisco, California 94104.

           (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                      Net

Name of           Underwriting                 Compensation
Principal         Discounts and                     on                     Brokerage
Underwriter       Commissions                   Redemption                Commissions       Compensation
Schwab                  -0-                         -0-                        -0-             -0-



Item 30.   Location of Accounts and Records

           All accounts, books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111 and through AnnuityNet, Inc., 108-G South Street, Leesburg, Virginia 20175.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings

           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

           (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

           (e) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                          SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 28th day of February, 2003.

                                            VARIABLE ANNUITY-1 SERIES ACCOUNT
                                            (Registrant)

                               By: /s/ William T. McCallum

                                       William T. McCallum, President
                                       and Chief Executive Officer of
                                       Great-West Life & Annuity
                                       Insurance Company

                                       GREAT-WEST LIFE & ANNUITY
                                       INSURANCE COMPANY
                                       (Depositor)

                               By: /s/ William T. McCallum

                                        William T. McCallum, President
                                        and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                              Date

 /s/ Robert Gratton                 *                                  2/28/2003

Director and Chairman of the Board,
Robert Gratton

 /s/ William T. McCallum                                               2/28/2003
-----------------------------------------------------------              -------
Director, President and Chief Executive
Officer, William T. McCallum

 /s/ Mitchell T. G. Graye                                              2/28/2003
--------------------------------------------                            --------
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye

 /s/ James Balog                    *                                  2/28/2003

Director, James Balog

 /s/ James W. Burns                 *                                  2/28/2003
----------------------------------------------------                     -------
Director, James W. Burns


 /s/ Orest T. Dackow                *                                  2/28/2003
-------------------------------------                                    -------
Director, Orest T. Dackow


Director, Andre Desmarais

 /s/ Paul Desmarais, Jr.            *                                  2/28/2003

Director, Paul Desmarais, Jr.

 /s/ Kevin P. Kavanagh              *                                  2/28/2003
---------------------------------------------                           --------
Director, Kevin P. Kavanagh

 /s/ William Mackness               *                                  2/28/2003

Director, William Mackness

 /s/ Jerry E. A. Nickerson          *                                  2/28/2003
-------------------------------------                                    -------
Director, Jerry E. A. Nickerson


 /s/ P. Michael Pitfield            *                                  2/28/2003
-------------------------------------                                    -------
Director, P. Michael Pitfield

 /s/ Michel Plessis-Belair          *                                  2/28/2003

Director, Michel Plessis-Belair

 /s/ Brian E. Walsh                 *                                  2/28/2003
----------------------------------------------------                     -------
Director, Brian E. Walsh

*By:      /s/ D. C. Lennox                                             2/28/2003
        --------------------------------------------------------         -------
        D. C. Lennox
Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 registration statement filed on April 12, 2002.